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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09477

ING Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  December 31

Date of reporting period:                         September 30, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING GET U.S. Core Portfolio Series 1
ING GET U.S. Core Portfolio Series 2
ING GET U.S. Core Portfolio Series 3
ING GET U.S. Core Portfolio Series 4
ING GET U.S. Core Portfolio Series 5
ING GET U.S. Core Portfolio Series 6
ING GET U.S. Core Portfolio Series 7
ING GET U.S. Core Portfolio Series 8
ING GET U.S. Core Portfolio Series 9
ING GET U.S. Core Portfolio Series 10
ING GET U.S. Core Portfolio Series 11
ING GET U.S. Core Portfolio Series 12
ING GET U.S. Core Portfolio Series 13
ING GET U.S. Core Portfolio Series 14
ING VP Global Equity Dividend Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 1	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 51.3%
		Advertising: 0.3%
4,800	@	Interpublic Group of Cos., Inc.	$49,824
4,100		Omnicom Group	197,169
			246,993
		Aerospace/Defense: 1.5%
2,650		Boeing Co.	278,224
2,000		General Dynamics Corp.	168,940
400		Goodrich Corp.	27,292
650		L-3 Communications Holdings, Inc.	66,391
2,760		Lockheed Martin Corp.	299,432
1,543		Northrop Grumman Corp.	120,354
2,165		Raytheon Co.	138,170
4,200		United Technologies Corp.	338,016
			1,436,819
		Agriculture: 0.8%
7,700		Altria Group, Inc.	535,381
2,170		Archer-Daniels-Midland Co.	71,784
780		Reynolds American, Inc.	49,600
2,600		UST, Inc.	128,960
			785,725
		Apartments: 0.1%
750		Archstone-Smith Trust	45,105
			45,105
		Apparel: 0.5%
4,000	@	Coach, Inc.	189,080
3,040		Nike, Inc.	178,326
900		Polo Ralph Lauren Corp.	69,975
			437,381
		Auto Manufacturers: 0.2%
7,400	@	Ford Motor Co.	62,826
2,200		General Motors Corp.	80,740
900		Paccar, Inc.	76,725
			220,291
		Auto Parts & Equipment: 0.0%
300		Johnson Controls, Inc.	35,433
			35,433
		Banks: 2.7%
17,420		Bank of America Corp.	875,703
1,560		BB&T Corp.	63,008
1,651		Capital One Financial Corp.	109,676
2,000		Comerica, Inc.	102,560
1,400		Fifth Third Bancorp.	47,432
2,650		Huntington Bancshares, Inc.	44,997
2,650		Keycorp.	85,675
1,500		Marshall & Ilsley Corp.	65,655
2,260		National City Corp.	56,703
600		PNC Financial Services Group, Inc.	40,860
4,036		Regions Financial Corp.	118,981
1,000		State Street Corp.	68,160
1,000		SunTrust Bank	75,670
7,886		Wachovia Corp.	395,483
13,300		Wells Fargo & Co.	473,746
			2,624,309
		Beverages: 1.2%
5,200		Anheuser-Busch Cos., Inc.	259,948
6,800		Coca-Cola Co.	390,796
2,750		Pepsi Bottling Group, Inc.	102,218
6,370		PepsiCo, Inc.	466,666
			1,219,628
		Biotechnology: 0.5%
4,100	@	Amgen, Inc.	231,937
1,700	@	Biogen Idec, Inc.	112,761
1,560	@	Celgene Corp.	111,244
1,050	@	Genzyme Corp.	65,058
			521,000
		Building Materials: 0.1%
700		American Standard Cos., Inc.	24,934
3,150		Masco Corp.	72,986
			97,920
		Chemicals: 1.0%
350		Air Products & Chemicals, Inc.	34,216
3,200		Dow Chemical Co.	137,792
1,100		Ecolab, Inc.	51,920
2,700		EI DuPont de Nemours & Co.	133,812
900		International Flavors & Fragrances, Inc.	47,574

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 1	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
2,580		Monsanto Co.	$221,209
950		PPG Industries, Inc.	71,773
1,300		Praxair, Inc.	108,888
450		Sherwin-Williams Co.	29,570
2,400		Sigma-Aldrich Corp.	116,976
			953,730
		Coal: 0.0%
900		Peabody Energy Corp.	43,083
			43,083
		Commercial Services: 0.3%
700	@	Apollo Group, Inc. - Class A	42,105
850		Equifax, Inc.	32,402
1,320		McKesson Corp.	77,603
900		Moody’s Corp.	45,360
750		Robert Half International, Inc.	22,395
3,570		Western Union Co.	74,863
			294,728
		Computers: 2.6%
400	@	Affiliated Computer Services, Inc.	20,096
3,200	@	Apple, Inc.	491,328
600	@	Cognizant Technology Solutions Corp.	47,862
800	@	Computer Sciences Corp.	44,720
12,800	@	Dell, Inc.	353,280
8,600	@	EMC Corp.	178,880
11,400		Hewlett-Packard Co.	567,606
5,200		International Business Machines Corp.	612,560
750	@	Lexmark International, Inc.	31,148
1,750	@	Network Appliance, Inc.	47,093
800	@	Sandisk Corp.	44,080
11,400	@	Sun Microsystems, Inc.	63,954
			2,502,607
		Cosmetics/Personal Care: 1.0%
2,350		Colgate-Palmolive Co.	167,602
12,076		Procter & Gamble Co.	849,426
			1,017,028
		Distribution/Wholesale: 0.1%
600		Genuine Parts Co.	30,000
550		WW Grainger, Inc.	50,155
			80,155
		Diversified: 0.0%
300		Vornado Realty Trust	32,805
			32,805
		Diversified Financial Services: 3.9%
4,600		American Express Co.	273,102
940		Ameriprise Financial, Inc.	59,323
600		Bear Stearns Cos., Inc.	73,686
3,750		Charles Schwab Corp.	81,000
1,150		CIT Group, Inc.	46,230
18,550		Citigroup, Inc.	865,729
250		CME Group, Inc.	146,838
2,208		Countrywide Financial Corp.	41,974
2,375	@	Discover Financial Services	49,400
1,800	@	E*Trade Financial Corp.	23,508
3,200		Fannie Mae	194,592
300		Franklin Resources, Inc.	38,250
500		Freddie Mac	29,505
1,750		Goldman Sachs Group, Inc.	379,295
1,200		Janus Capital Group, Inc.	33,936
14,300		JPMorgan Chase & Co.	655,226
500		Legg Mason, Inc.	42,145
1,820		Lehman Brothers Holdings, Inc.	112,349
4,700		Merrill Lynch & Co., Inc.	335,016
4,050		Morgan Stanley	255,150
1,800		SLM Corp.	89,406
			3,825,660
		Electric: 1.8%
1,850		American Electric Power Co., Inc.	85,248
950		Constellation Energy Group, Inc.	81,501
600		Dominion Resources, Inc.	50,580
2,000		DTE Energy Co.	96,880
2,900		Duke Energy Corp.	54,201
3,200	@	Dynegy, Inc. - Class A	29,568
5,300		Edison International	293,885
1,600		Entergy Corp.	173,264
2,100		Exelon Corp.	158,256
1,910		FirstEnergy Corp.	120,979
3,100		FPL Group, Inc.	188,728
1,500		PG&E Corp.	71,700
1,900		PPL Corp.	87,970
700		Progress Energy, Inc.	32,795
1,700		Public Service Enterprise Group, Inc.	149,583
1,740		TXU Corp.	119,138
			1,794,276

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 1	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment: 0.2%
3,800		Emerson Electric Co.	$202,236
			202,236
		Electronics: 0.4%
1,450	@	Agilent Technologies, Inc.	53,476
1,100		Jabil Circuit, Inc.	25,124
1,300		Tektronix, Inc.	36,062
2,200	@	Thermo Electron Corp.	126,984
2,175		Tyco Electronics Ltd.	77,060
450	@	Waters Corp.	30,114
			348,820
		Engineering & Construction: 0.0%
300		Fluor Corp.	43,194
			43,194
		Entertainment: 0.1%
1,350		International Game Technology	58,185
			58,185
		Environmental Control: 0.2%
2,200	@	Allied Waste Industries, Inc.	28,050
3,700		Waste Management, Inc.	139,638
			167,688
		Food: 0.8%
1,450		Campbell Soup Co.	53,650
2,300		General Mills, Inc.	133,423
4,250		HJ Heinz Co.	196,350
1,300		Kellogg Co.	72,800
1,151		Kraft Foods, Inc.	39,721
3,600		Kroger Co.	102,672
1,600		Safeway, Inc.	52,976
700		Sysco Corp.	24,913
600		Whole Foods Market, Inc.	29,376
1,200		WM Wrigley Jr. Co.	77,076
			782,957
		Forest Products & Paper: 0.1%
1,900		International Paper Co.	68,153
700		Weyerhaeuser Co.	50,610
			118,763
		Hand/Machine Tools: 0.1%
450		Black & Decker Corp.	37,485
750		Snap-On, Inc.	37,155
750		Stanley Works	42,098
			116,738
		Healthcare — Products: 1.5%
2,700		Baxter International, Inc.	151,956
1,575	@, @@	Covidien Ltd.	65,363
600		CR Bard, Inc.	52,914
11,000		Johnson & Johnson	722,700
3,700		Medtronic, Inc.	208,717
1,700	@	St. Jude Medical, Inc.	74,919
1,300		Stryker Corp.	89,388
500	@	Varian Medical Systems, Inc.	20,945
500	@	Zimmer Holdings, Inc.	40,495
			1,427,397
		Healthcare — Services: 0.7%
1,940		Aetna, Inc.	105,284
1,010	@	Coventry Health Care, Inc.	62,832
700	@	Humana, Inc.	48,916
1,250	@	Laboratory Corp. of America Holdings	97,788
5,320		UnitedHealth Group, Inc.	257,648
1,970	@	WellPoint, Inc.	155,472
			727,940
		Home Builders: 0.1%
1,000		Centex Corp.	26,570
1,100		KB Home	27,566
600		Lennar Corp.	13,590
			67,726
		Home Furnishings: 0.1%
300		Harman International Industries, Inc.	25,956
300		Whirlpool Corp.	26,730
			52,686
		Hotels: 0.0%
1,700		Host Hotels & Resorts, Inc.	38,148
			38,148
		Household Products/Wares: 0.2%
400		Clorox Co.	24,396
2,450		Kimberly-Clark Corp.	172,137
			196,533
		Housewares: 0.1%
1,700		Newell Rubbermaid, Inc.	48,994
			48,994

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 1	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Insurance: 2.8%
1,640	@@	ACE Ltd.	$99,335
1,450		Aflac, Inc.	82,708
5,030		Allstate Corp.	287,666
750		AMBAC Financial Group, Inc.	47,183
10,600		American International Group, Inc.	717,090
1,450		AON Corp.	64,975
700		Assurant, Inc.	37,450
2,180		Chubb Corp.	116,935
1,730		Cigna Corp.	92,192
1,100		Genworth Financial, Inc.	33,803
1,000		Hartford Financial Services Group, Inc.	92,550
1,028		Lincoln National Corp.	67,817
1,400		MBIA, Inc.	85,470
3,140		Metlife, Inc.	218,952
1,500		MGIC Investment Corp.	48,465
1,650		Principal Financial Group, Inc.	104,099
3,320		Progressive Corp.	64,441
1,930		Prudential Financial, Inc.	188,329
530		Safeco Corp.	32,447
700		Torchmark Corp.	43,624
2,270		Travelers Cos., Inc.	114,272
800	@@	XL Capital Ltd.	63,360
			2,703,163
		Internet: 1.0%
900	@	Amazon.com, Inc.	83,835
5,350	@	eBay, Inc.	208,757
800	@	Google, Inc. - Class A	453,816
1,200	@	IAC/InterActiveCorp.	35,604
4,159	@	Symantec Corp.	80,601
2,900	@	Yahoo!, Inc.	77,836
			940,449
		Iron/Steel: 0.2%
300		Allegheny Technologies, Inc.	32,985
1,400		Nucor Corp.	83,258
700		United States Steel Corp.	74,158
			190,401
		Leisure Time: 0.1%
1,950		Carnival Corp.	94,439
			94,439
		Lodging: 0.3%
600		Harrah’s Entertainment, Inc.	52,158
1,800		Hilton Hotels Corp.	83,682
2,000		Marriott International, Inc.	86,940
500		Starwood Hotels & Resorts Worldwide, Inc.	30,375
			253,155
		Machinery — Construction & Mining: 0.2%
2,400		Caterpillar, Inc.	188,232
400	@	Terex Corp.	35,608
			223,840
		Machinery — Diversified: 0.3%
800		Cummins, Inc.	102,312
1,000		Deere & Co.	148,420
1,050		Rockwell Automation, Inc.	72,986
			323,718
		Media: 1.2%
3,875		CBS Corp. - Class B	122,063
1,600		Clear Channel Communications, Inc.	59,904
3,400	@	Comcast Corp. - Class A	82,212
5,900	@	DIRECTV Group, Inc.	143,252
1,320		McGraw-Hill Cos., Inc.	67,201
8,300		News Corp. - Class A	182,517
4,300		Time Warner, Inc.	78,948
3,200	@	Viacom - Class B	124,704
9,850		Walt Disney Co.	338,742
			1,199,543
		Mining: 0.2%
800		Alcoa, Inc.	31,296
1,962		Freeport-McMoRan Copper & Gold, Inc.	205,794
			237,090
		Miscellaneous Manufacturing: 2.7%
2,750		3M Co.	257,345
600		Cooper Industries Ltd.	30,654
850		Danaher Corp.	70,304
2,500		Dover Corp.	127,375
3,900		Eastman Kodak Co.	104,364
1,150		Eaton Corp.	113,896
33,950		General Electric Co.	1,405,515
2,600		Honeywell International, Inc.	154,622
1,800		Illinois Tool Works, Inc.	107,352
1,000		ITT Corp.	67,930
850		Parker Hannifin Corp.	95,056
600		Textron, Inc.	37,326

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 1	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
1,575	@@	Tyco International Ltd.	$69,836
			2,641,575
		Office/Business Equipment: 0.1%
700		Pitney Bowes, Inc.	31,794
3,400	@	Xerox Corp.	58,956
			90,750
		Oil & Gas: 5.2%
1,000		Anadarko Petroleum Corp.	53,750
300		Apache Corp.	27,018
1,400		Chesapeake Energy Corp.	49,364
10,676		Chevron Corp.	999,060
7,834		ConocoPhillips	687,590
2,200		Devon Energy Corp.	183,040
1,000		ENSCO International, Inc.	56,100
24,600		ExxonMobil Corp.	2,276,976
1,000		Hess Corp.	66,530
1,500		Marathon Oil Corp.	85,530
900		Murphy Oil Corp.	62,901
1,100		Noble Corp.	53,955
3,400		Occidental Petroleum Corp.	217,872
300		Sunoco, Inc.	21,234
1,100	@	Transocean, Inc.	124,355
2,250		Valero Energy Corp.	151,155
400		XTO Energy, Inc.	24,736
			5,141,166
		Oil & Gas Services: 0.8%
3,500		Halliburton Co.	134,400
800	@	National Oilwell Varco, Inc.	115,600
4,400		Schlumberger Ltd.	462,000
1,100		Smith International, Inc.	78,540
			790,540
		Packaging & Containers: 0.2%
1,700		Ball Corp.	91,375
2,200	@	Pactiv Corp.	63,052
			154,427
		Pharmaceuticals: 2.5%
1,900		Abbott Laboratories	101,878
1,100		Allergan, Inc.	70,917
1,120		AmerisourceBergen Corp.	50,770
7,700		Bristol-Myers Squibb Co.	221,914
1,270		Cardinal Health, Inc.	79,413
3,100		Eli Lilly & Co.	176,483
920	@	Express Scripts, Inc.	51,354
1,400	@	Forest Laboratories, Inc.	52,206
3,400	@	Gilead Sciences, Inc.	138,958
900	@	Medco Health Solutions, Inc.	81,351
8,750		Merck & Co., Inc.	452,288
22,750		Pfizer, Inc.	555,783
8,200		Schering-Plough Corp.	259,366
1,000	@	Watson Pharmaceuticals, Inc.	32,400
3,450		Wyeth	153,698
			2,478,779
		Pipelines: 0.2%
900		Questar Corp.	47,277
2,700		Spectra Energy Corp.	66,096
2,650		Williams Cos., Inc.	90,259
			203,632
		Retail: 2.6%
300	@	Autozone, Inc.	34,842
700	@	Bed Bath & Beyond, Inc.	23,884
2,005		Best Buy Co., Inc.	92,270
2,100	@	Big Lots, Inc.	62,664
2,200		Costco Wholesale Corp.	135,014
6,055		CVS Caremark Corp.	239,960
840		Darden Restaurants, Inc.	35,162
2,950		Family Dollar Stores, Inc.	78,352
2,500		Gap, Inc.	46,100
5,020		Home Depot, Inc.	162,849
1,250		JC Penney Co., Inc.	79,213
1,050	@	Kohl’s Corp.	60,197
6,900		Lowe’s Cos., Inc.	193,338
5,000		McDonald’s Corp.	272,350
1,100		Nordstrom, Inc.	51,579
1,300		RadioShack Corp.	26,858
320	@	Sears Holding Corp.	40,704
1,185		Staples, Inc.	25,466
2,700	@	Starbucks Corp.	70,740
3,100		Target Corp.	197,067
2,750		TJX Cos., Inc.	79,943
1,000		Walgreen Co.	47,240
8,600		Wal-Mart Stores, Inc.	375,390
1,100		Wendy’s International, Inc.	38,401

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 1	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
2,200		Yum! Brands, Inc.	$74,426
			2,544,009
		Savings & Loans: 0.3%
7,000		Hudson City Bancorp., Inc.	107,660
6,349		Washington Mutual, Inc.	224,183
			331,843
		Semiconductors: 1.3%
1,300		Altera Corp.	31,304
1,200		Analog Devices, Inc.	43,392
6,750		Applied Materials, Inc.	139,725
1,300	@	Broadcom Corp.	47,372
23,010		Intel Corp.	595,039
700		KLA-Tencor Corp.	39,046
900	@	MEMC Electronic Materials, Inc.	52,974
2,050		National Semiconductor Corp.	55,596
1,200	@	Novellus Systems, Inc.	32,712
2,550	@	Nvidia Corp.	92,412
1,800	@	Teradyne, Inc.	24,840
3,600		Texas Instruments, Inc.	131,724
1,200		Xilinx, Inc.	31,368
			1,317,504
		Software: 1.8%
800	@	Adobe Systems, Inc.	34,928
1,120	@	Autodesk, Inc.	55,966
2,150		Automatic Data Processing, Inc.	98,750
1,600	@	BMC Software, Inc.	49,968
6,750		CA, Inc.	173,610
500	@	Electronic Arts, Inc.	27,995
750	@	Fiserv, Inc.	38,145
1,600	@	Intuit, Inc.	48,480
30,450		Microsoft Corp.	897,057
3,700	@	Novell, Inc.	28,268
13,210	@	Oracle Corp.	285,997
1,400		Paychex, Inc.	57,400
			1,796,564
		Telecommunications: 3.4%
1,300		Alltel Corp.	90,584
22,975		AT&T, Inc.	972,072
2,150	@	Avaya, Inc.	36,464
2,000		CenturyTel, Inc.	92,440
600	@	Ciena Corp.	22,848
24,450	@	Cisco Systems, Inc.	809,540
5,150		Corning, Inc.	126,948
1,287		Embarq Corp.	71,557
1,900	@	Juniper Networks, Inc.	69,559
7,300		Motorola, Inc.	135,269
7,350		Qualcomm, Inc.	310,611
6,800	@	Qwest Communications International, Inc.	62,288
8,252		Sprint Nextel Corp.	156,788
8,600		Verizon Communications, Inc.	380,808
			3,337,776
		Toys/Games/Hobbies: 0.0%
1,300		Hasbro, Inc.	36,244
			36,244
		Transportation: 0.6%
500		CH Robinson Worldwide, Inc.	27,145
2,760		CSX Corp.	117,935
200		FedEx Corp.	20,950
3,000		Norfolk Southern Corp.	155,730
1,450		Union Pacific Corp.	163,937
1,100		United Parcel Service, Inc. - Class B	82,610
			568,307
		Warehouse/Industrial: 0.1%
1,100		Prologis	72,985
			72,985
		Total Common Stock
		(Cost $46,689,598)	50,284,580

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 36.7%
		Federal Home Loan Bank: 13.3%
$13,550,000	Z	4.420%, due 09/12/08	$13,004,450
			13,004,450
		Federal Home Loan Mortgage Corporation: 6.3%
6,500,000	^^, Z	4.270%, due 10/15/08	6,223,211
			6,223,211
		Other U.S. Agency Obligations: 17.1%
17,600,000	Z	Tennessee Valley Authority, 4.270%, due 11/13/08	16,793,674
			16,793,674
		Total U.S. Government Agency Obligations
		(Cost $36,316,904)	36,021,335

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 1	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
U.S. TREASURY OBLIGATIONS: 11.5%
		U.S. Treasury STRIP: 11.5%
$11,652,000	^^	4.170%, due 08/15/08	$11,242,898
		Total U.S. Treasury Obligations
		(Cost $11,224,926)	11,242,898
		Total Long-Term Investments
		(Cost $94,231,428)	97,548,813

Shares			Value
SHORT-TERM INVESTMENTS: 0.6%
		Mutual Fund: 0.5%
500,000	**	ING Institutional Prime Money Market Fund	$500,000

		Total Mutual Fund
		(Cost $500,000)	500,000

Principal Amount			Value
	Repurchase Agreement: 0.1%
$124,000	Goldman Sachs Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $124,051 to be received upon repurchase (Collateralized by $128,000 Federal National Mortgage Association, 5.100%, Market Value plus accrued interest $126,726, due 03/10/15)		$124,000

	Total Repurchase Agreement
	(Cost $124,000)		124,000

	Total Short-Term Investments
	(Cost $624,000)		624,000

	Total Investments in Securities
	(Cost $94,855,428)	100.1%	$98,172,813
	Other Assets and Liabilities — Net	(0.1)	(74,525)
	Net Assets	100.0%	$98,098,288

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^^	Principal Only (PO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $95,557,271.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$4,084,169
	Gross Unrealized Depreciation	(1,468,627)
	Net Unrealized Appreciation	$2,615,542

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 41.9%
		Advertising: 0.2%
3,000	@	Interpublic Group of Cos., Inc.	$31,140
2,400		Omnicom Group	115,416
			146,556
		Aerospace/Defense: 1.2%
1,760		Boeing Co.	184,782
1,250		General Dynamics Corp.	105,588
300		Goodrich Corp.	20,469
500		L-3 Communications Holdings, Inc.	51,070
1,710		Lockheed Martin Corp.	185,518
908		Northrop Grumman Corp.	70,824
1,324		Raytheon Co.	84,498
2,680		United Technologies Corp.	215,686
			918,435
		Agriculture: 0.6%
4,710		Altria Group, Inc.	327,486
1,150		Archer-Daniels-Midland Co.	38,042
540		Reynolds American, Inc.	34,339
1,600		UST, Inc.	79,360
			479,227
		Apartments: 0.0%
440		Archstone-Smith Trust	26,462
			26,462
		Apparel: 0.4%
2,460	@	Coach, Inc.	116,284
1,880		Nike, Inc.	110,281
600		Polo Ralph Lauren Corp.	46,650
			273,215
		Auto Manufacturers: 0.2%
4,570	@	Ford Motor Co.	38,799
1,100		General Motors Corp.	40,370
800		Paccar, Inc.	68,200
			147,369
		Auto Parts & Equipment: 0.0%
150		Johnson Controls, Inc.	17,717
			17,717
		Banks: 2.3%
10,744		Bank of America Corp.	540,101
1,960		Bank of New York Mellon Corp.	86,514
1,011		BB&T Corp.	40,834
809		Capital One Financial Corp.	53,742
1,240		Comerica, Inc.	63,587
800		Fifth Third Bancorp.	27,104
1,460		Huntington Bancshares, Inc.	24,791
1,620		Keycorp.	52,375
600		Marshall & Ilsley Corp.	26,262
1,140		National City Corp.	28,603
330		PNC Financial Services Group, Inc.	22,473
2,649		Regions Financial Corp.	78,093
830		State Street Corp.	56,573
790		SunTrust Bank	59,779
5,139		Wachovia Corp.	257,721
8,320		Wells Fargo & Co.	296,358
			1,714,910
		Beverages: 1.0%
3,250		Anheuser-Busch Cos., Inc.	162,468
4,220		Coca-Cola Co.	242,523
1,580		Pepsi Bottling Group, Inc.	58,729
4,090		PepsiCo, Inc.	299,633
			763,353
		Biotechnology: 0.4%
2,540	@	Amgen, Inc.	143,688
1,000	@	Biogen Idec, Inc.	66,330
910	@	Celgene Corp.	64,892
700	@	Genzyme Corp.	43,372
			318,282
		Building Materials: 0.1%
400		American Standard Cos., Inc.	14,248
1,800		Masco Corp.	41,706
			55,954
		Chemicals: 0.8%
200		Air Products & Chemicals, Inc.	19,552
1,760		Dow Chemical Co.	75,786
500		Ecolab, Inc.	23,600
1,600		EI DuPont de Nemours & Co.	79,296

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
420		International Flavors & Fragrances, Inc.	$22,201
1,600		Monsanto Co.	137,184
590		PPG Industries, Inc.	44,575
800		Praxair, Inc.	67,008
380		Sherwin-Williams Co.	24,970
1,500		Sigma-Aldrich Corp.	73,110
			567,282
		Coal: 0.0%
600		Peabody Energy Corp.	28,722
			28,722
		Commercial Services: 0.2%
500	@	Apollo Group, Inc. - Class A	30,075
380		Equifax, Inc.	14,486
710		McKesson Corp.	41,741
480		Moody’s Corp.	24,192
350		Robert Half International, Inc.	10,451
1,938		Western Union Co.	40,640
			161,585
		Computers: 2.1%
300	@	Affiliated Computer Services, Inc.	15,072
2,100	@	Apple, Inc.	322,434
400	@	Cognizant Technology Solutions Corp.	31,908
500	@	Computer Sciences Corp.	27,950
7,920	@	Dell, Inc.	218,592
5,440	@	EMC Corp.	113,152
6,970		Hewlett-Packard Co.	347,036
3,190		International Business Machines Corp.	375,782
340	@	Lexmark International, Inc.	14,120
660	@	Network Appliance, Inc.	17,761
600	@	Sandisk Corp.	33,060
8,700	@	Sun Microsystems, Inc.	48,807
			1,565,674
		Cosmetics/Personal Care: 0.9%
1,470		Colgate-Palmolive Co.	104,840
7,487		Procter & Gamble Co.	526,636
			631,476
		Distribution/Wholesale: 0.1%
300		Genuine Parts Co.	15,000
250		WW Grainger, Inc.	22,798
			37,798
		Diversified: 0.0%
200		Vornado Realty Trust	21,870
			21,870
		Diversified Financial Services: 3.2%
2,990		American Express Co.	177,516
538		Ameriprise Financial, Inc.	33,953
250		Bear Stearns Cos., Inc.	30,703
2,450		Charles Schwab Corp.	52,920
700		CIT Group, Inc.	28,140
11,440		Citigroup, Inc.	533,905
190		CME Group, Inc.	111,597
1,360		Countrywide Financial Corp.	25,854
1,315	@	Discover Financial Services	27,352
900	@	E*Trade Financial Corp.	11,754
2,020		Fannie Mae	122,836
280		Franklin Resources, Inc.	35,700
400		Freddie Mac	23,604
1,090		Goldman Sachs Group, Inc.	236,247
800		Janus Capital Group, Inc.	22,624
8,800		JPMorgan Chase & Co.	403,216
300		Legg Mason, Inc.	25,287
1,100		Lehman Brothers Holdings, Inc.	67,903
2,910		Merrill Lynch & Co., Inc.	207,425
2,630		Morgan Stanley	165,690
1,000		SLM Corp.	49,670
			2,393,896
		Electric: 1.5%
990		American Electric Power Co., Inc.	45,619
690		Constellation Energy Group, Inc.	59,195
400		Dominion Resources, Inc.	33,720
1,200		DTE Energy Co.	58,128
1,500		Duke Energy Corp.	28,035
1,800	@	Dynegy, Inc. - Class A	16,632
3,430		Edison International	190,194
1,000		Entergy Corp.	108,290
1,300		Exelon Corp.	97,968
1,070		FirstEnergy Corp.	67,774
1,900		FPL Group, Inc.	115,672
790		PG&E Corp.	37,762
1,100		PPL Corp.	50,930
300		Progress Energy, Inc.	14,055
1,050		Public Service Enterprise Group, Inc.	92,390
1,000		TXU Corp.	68,470
			1,084,834

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment: 0.2%
2,320		Emerson Electric Co.	$123,470
			123,470
		Electronics: 0.3%
930	@	Agilent Technologies, Inc.	34,298
700		Jabil Circuit, Inc.	15,988
800		Tektronix, Inc.	22,192
1,350	@	Thermo Electron Corp.	77,922
1,125		Tyco Electronics Ltd.	39,859
300	@	Waters Corp.	20,076
			210,335
		Engineering & Construction: 0.0%
200		Fluor Corp.	28,796
			28,796
		Entertainment: 0.1%
850		International Game Technology	36,635
			36,635
		Environmental Control: 0.1%
1,500	@	Allied Waste Industries, Inc.	19,125
2,330		Waste Management, Inc.	87,934
			107,059
		Food: 0.7%
1,100		Campbell Soup Co.	40,700
1,500		General Mills, Inc.	87,015
2,650		HJ Heinz Co.	122,430
900		Kellogg Co.	50,400
713		Kraft Foods, Inc.	24,606
1,850		Kroger Co.	52,762
1,100		Safeway, Inc.	36,421
400		Sysco Corp.	14,236
300		Whole Foods Market, Inc.	14,688
700		WM Wrigley Jr. Co.	44,961
			488,219
		Forest Products & Paper: 0.1%
1,200		International Paper Co.	43,044
500		Weyerhaeuser Co.	36,150
			79,194
		Hand/Machine Tools: 0.1%
390		Black & Decker Corp.	32,487
500		Snap-On, Inc.	24,770
450		Stanley Works	25,259
			82,516
		Healthcare — Products: 1.2%
1,610		Baxter International, Inc.	90,611
1,125	@, @@	Covidien Ltd.	46,688
400		CR Bard, Inc.	35,276
6,870		Johnson & Johnson	451,359
2,400		Medtronic, Inc.	135,384
1,100	@	St. Jude Medical, Inc.	48,477
700		Stryker Corp.	48,132
300	@	Varian Medical Systems, Inc.	12,567
300	@	Zimmer Holdings, Inc.	24,297
			892,791
		Healthcare — Services: 0.6%
1,120		Aetna, Inc.	60,782
780	@	Coventry Health Care, Inc.	48,524
590	@	Humana, Inc.	41,229
800	@	Laboratory Corp. of America Holdings	62,584
3,140		UnitedHealth Group, Inc.	152,070
1,250	@	WellPoint, Inc.	98,650
			463,839
		Home Builders: 0.1%
600		Centex Corp.	15,942
700		KB Home	17,542
400		Lennar Corp.	9,060
			42,544
		Home Furnishings: 0.0%
200		Harman International Industries, Inc.	17,304
150		Whirlpool Corp.	13,365
			30,669
		Hotels: 0.0%
1,000		Host Hotels & Resorts, Inc.	22,440
			22,440
		Household Products/Wares: 0.2%
300		Clorox Co.	18,297
1,440		Kimberly-Clark Corp.	101,174
			119,471
		Housewares: 0.0%
1,000		Newell Rubbermaid, Inc.	28,820
			28,820

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Insurance: 2.2%
950	@@	ACE Ltd.	$57,542
1,020		Aflac, Inc.	58,181
3,130		Allstate Corp.	179,005
470		AMBAC Financial Group, Inc.	29,568
6,570		American International Group, Inc.	444,461
850		AON Corp.	38,089
600		Assurant, Inc.	32,100
1,280		Chubb Corp.	68,659
1,010		Cigna Corp.	53,823
700		Genworth Financial, Inc.	21,511
500		Hartford Financial Services Group, Inc.	46,275
714		Lincoln National Corp.	47,103
890		MBIA, Inc.	54,335
1,980		Metlife, Inc.	138,065
930		MGIC Investment Corp.	30,048
900		Principal Financial Group, Inc.	56,781
1,820		Progressive Corp.	35,326
1,240		Prudential Financial, Inc.	120,999
250		Safeco Corp.	15,305
390		Torchmark Corp.	24,305
1,460		Travelers Cos., Inc.	73,496
500	@@	XL Capital Ltd.	39,600
			1,664,577
		Internet: 0.8%
800	@	Amazon.com, Inc.	74,520
3,260	@	eBay, Inc.	127,205
500	@	Google, Inc. - Class A	283,635
700	@	IAC/InterActiveCorp.	20,769
2,501	@	Symantec Corp.	48,469
1,700	@	Yahoo!, Inc.	45,628
			600,226
		Iron/Steel: 0.2%
200		Allegheny Technologies, Inc.	21,990
1,070		Nucor Corp.	63,633
360		United States Steel Corp.	38,138
			123,761
		Leisure Time: 0.1%
1,080		Carnival Corp.	52,304
			52,304
		Lodging: 0.2%
400		Harrah’s Entertainment, Inc.	34,772
900		Hilton Hotels Corp.	41,841
1,200		Marriott International, Inc.	52,164
330		Starwood Hotels & Resorts Worldwide, Inc.	20,048
			148,825
		Machinery — Construction & Mining: 0.2%
1,500		Caterpillar, Inc.	117,645
300	@	Terex Corp.	26,706
			144,351
		Machinery — Diversified: 0.2%
400		Cummins, Inc.	51,156
600		Deere & Co.	89,052
620		Rockwell Automation, Inc.	43,096
			183,304
		Media: 1.0%
2,485		CBS Corp. - Class B	78,278
1,200		Clear Channel Communications, Inc.	44,928
2,100	@	Comcast Corp. - Class A	50,778
3,600	@	DIRECTV Group, Inc.	87,408
820		McGraw-Hill Cos., Inc.	41,746
4,750		News Corp. - Class A	104,453
2,700		Time Warner, Inc.	49,572
2,000	@	Viacom - Class B	77,940
6,130		Walt Disney Co.	210,811
			745,914
		Mining: 0.2%
500		Alcoa, Inc.	19,560
1,215		Freeport-McMoRan Copper & Gold, Inc.	127,441
			147,001
		Miscellaneous Manufacturing: 2.2%
1,620		3M Co.	151,600
380		Cooper Industries Ltd.	19,414
590		Danaher Corp.	48,799
1,500		Dover Corp.	76,425
2,350		Eastman Kodak Co.	62,886
730		Eaton Corp.	72,299
21,020		General Electric Co.	870,217
1,560		Honeywell International, Inc.	92,773
1,300		Illinois Tool Works, Inc.	77,532
660		ITT Corp.	44,834
560		Parker Hannifin Corp.	62,625

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
300		Textron, Inc.	$18,663
1,125	@@	Tyco International Ltd.	49,883
			1,647,950
		Office/Business Equipment: 0.1%
300		Pitney Bowes, Inc.	13,626
2,380	@	Xerox Corp.	41,269
			54,895
		Oil & Gas: 4.3%
640		Anadarko Petroleum Corp.	34,400
200		Apache Corp.	18,012
800		Chesapeake Energy Corp.	28,208
6,613		Chevron Corp.	618,845
4,866		ConocoPhillips	427,089
1,350		Devon Energy Corp.	112,320
500		ENSCO International, Inc.	28,050
15,220		ExxonMobil Corp.	1,408,763
700		Hess Corp.	46,571
920		Marathon Oil Corp.	52,458
500		Murphy Oil Corp.	34,945
600		Noble Corp.	29,430
1,980		Occidental Petroleum Corp.	126,878
200		Sunoco, Inc.	14,156
600	@	Transocean, Inc.	67,830
1,400		Valero Energy Corp.	94,052
500		XTO Energy, Inc.	30,920
			3,172,927
		Oil & Gas Services: 0.7%
2,200		Halliburton Co.	84,480
500	@	National Oilwell Varco, Inc.	72,250
2,700		Schlumberger Ltd.	283,500
700		Smith International, Inc.	49,980
			490,210
		Packaging & Containers: 0.1%
920		Ball Corp.	49,450
1,500	@	Pactiv Corp.	42,990
			92,440
		Pharmaceuticals: 2.1%
1,200		Abbott Laboratories	64,344
500		Allergan, Inc.	32,235
600		AmerisourceBergen Corp.	27,198
4,800		Bristol-Myers Squibb Co.	138,336
780		Cardinal Health, Inc.	48,773
2,100		Eli Lilly & Co.	119,553
520	@	Express Scripts, Inc.	29,026
1,010	@	Forest Laboratories, Inc.	37,663
1,800	@	Gilead Sciences, Inc.	73,566
700	@	Medco Health Solutions, Inc.	63,273
5,180		Merck & Co., Inc.	267,754
14,040		Pfizer, Inc.	342,997
5,100		Schering-Plough Corp.	161,313
600	@	Watson Pharmaceuticals, Inc.	19,440
2,180		Wyeth	97,119
			1,522,590
		Pipelines: 0.1%
500		Questar Corp.	26,265
1,700		Spectra Energy Corp.	41,616
1,200		Williams Cos., Inc.	40,872
			108,753
		Retail: 2.1%
250	@	Autozone, Inc.	29,035
300	@	Bed Bath & Beyond, Inc.	10,236
1,285		Best Buy Co., Inc.	59,136
1,300	@	Big Lots, Inc.	38,792
1,430		Costco Wholesale Corp.	87,759
3,753		CVS Caremark Corp.	148,731
510		Darden Restaurants, Inc.	21,349
1,800		Family Dollar Stores, Inc.	47,808
1,730		Gap, Inc.	31,901
3,110		Home Depot, Inc.	100,888
800		JC Penney Co., Inc.	50,696
800	@	Kohl’s Corp.	45,864
4,260		Lowe’s Cos., Inc.	119,365
3,150		McDonald’s Corp.	171,581
660		Nordstrom, Inc.	30,947
800		RadioShack Corp.	16,528
130	@	Sears Holding Corp.	16,536
1,150		Staples, Inc.	24,714
1,510	@	Starbucks Corp.	39,562
1,900		Target Corp.	120,783
1,990		TJX Cos., Inc.	57,849
600		Walgreen Co.	28,344
5,140		Wal-Mart Stores, Inc.	224,361

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
700		Wendy’s International, Inc.	$24,437
1,360		Yum! Brands, Inc.	46,009
			1,593,211
		Savings & Loans: 0.3%
4,400		Hudson City Bancorp., Inc.	67,672
3,886		Washington Mutual, Inc.	137,215
			204,887
		Semiconductors: 1.0%
1,060		Altera Corp.	25,525
450		Analog Devices, Inc.	16,272
4,160		Applied Materials, Inc.	86,112
600	@	Broadcom Corp.	21,864
14,210		Intel Corp.	367,471
400		KLA-Tencor Corp.	22,312
400	@	MEMC Electronic Materials, Inc.	23,544
1,040		National Semiconductor Corp.	28,205
750	@	Novellus Systems, Inc.	20,445
1,350	@	Nvidia Corp.	48,924
1,100	@	Teradyne, Inc.	15,180
2,200		Texas Instruments, Inc.	80,498
800		Xilinx, Inc.	20,912
			777,264
		Software: 1.5%
460	@	Adobe Systems, Inc.	20,084
740	@	Autodesk, Inc.	36,978
1,130		Automatic Data Processing, Inc.	51,901
850	@	BMC Software, Inc.	26,546
4,140		CA, Inc.	106,481
300	@	Electronic Arts, Inc.	16,797
450	@	Fiserv, Inc.	22,887
1,040	@	Intuit, Inc.	31,512
18,860		Microsoft Corp.	555,616
2,400	@	Novell, Inc.	18,336
8,480	@	Oracle Corp.	183,592
550		Paychex, Inc.	22,550
			1,093,280
		Telecommunications: 2.8%
800		Alltel Corp.	55,744
14,211		AT&T, Inc.	601,267
1,380	@	Avaya, Inc.	23,405
1,260		CenturyTel, Inc.	58,237
400	@	Ciena Corp.	15,232
15,060	@	Cisco Systems, Inc.	498,637
3,140		Corning, Inc.	77,401
752		Embarq Corp.	41,811
1,400	@	Juniper Networks, Inc.	51,254
4,500		Motorola, Inc.	83,385
4,580		Qualcomm, Inc.	193,551
3,800	@	Qwest Communications International, Inc.	34,808
5,154		Sprint Nextel Corp.	97,926
5,550		Verizon Communications, Inc.	245,754
			2,078,412
		Toys/Games/Hobbies: 0.0%
800		Hasbro, Inc.	22,304
			22,304
		Transportation: 0.5%
300		CH Robinson Worldwide, Inc.	16,287
1,720		CSX Corp.	73,496
150		FedEx Corp.	15,713
1,850		Norfolk Southern Corp.	96,034
900		Union Pacific Corp.	101,754
700		United Parcel Service, Inc. - Class B	52,570
			355,854
		Warehouse/Industrial: 0.1%
600		Prologis	39,810
			39,810
		Total Common Stock
		(Cost $28,846,238)	31,176,465

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 49.2%
		Federal Home Loan Mortgage Corporation: 14.8%
$11,700,000	^^, Z	4.210%, due 03/15/09	$11,015,281
			11,015,281
		Federal National Mortgage Corporation: 34.4%
26,900,000	^^, Z	4.310%, due 12/15/08	25,561,456
			25,561,456
		Total U.S. Government Agency Obligations
		(Cost $36,917,321)	36,576,737

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
U.S. TREASURY OBLIGATIONS: 8.1%
		U.S. Treasury STRIP: 8.1%
$6,308,000	^	4.000%, due 11/15/08	$6,035,766
		Total U.S. Treasury Obligations
		(Cost $5,983,074)	6,035,766
		Total Long-Term Investments
		(Cost $71,746,633)	73,788,968

Shares				Value
SHORT-TERM INVESTMENTS: 0.9%
		Mutual Fund: 0.7%
500,000	**	ING Institutional Prime Money Market Fund		$500,000
		Total Mutual Fund
		(Cost $500,000)		500,000

Principal Amount				Value
		Repurchase Agreement: 0.2%
$147,000		Morgan Stanley Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $147,060 to be received upon repurchase (Collateralized by $155,000 Federal National Mortgage Association, Discount Note, Market Value $154,458, due 10/26/07)		$147,000
		Total Repurchase Agreement
		(Cost $147,000)		147,000
		Total Short-Term Investments
		(Cost $647,000)		647,000

		Total Investments in Securities
		(Cost $72,393,633)	100.1%	$74,435,968
		Other Assets and Liabilities — Net	(0.1)	(77,189)
		Net Assets	100.0%	$74,358,779

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	**	Investment in affiliate
	^	Interest Only (IO) Security
	^^	Principal Only (PO) Security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $72,713,004.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,938,846
		Gross Unrealized Depreciation		(1,215,882)
		Net Unrealized Appreciation		$1,722,964

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 41.6%
		Advertising: 0.2%
3,700	@	Interpublic Group of Cos., Inc.	$38,406
3,620		Omnicom Group	174,086
			212,492
		Aerospace/Defense: 1.2%
2,280		Boeing Co.	239,377
1,600		General Dynamics Corp.	135,152
400		Goodrich Corp.	27,292
550		L-3 Communications Holdings, Inc.	56,177
2,450		Lockheed Martin Corp.	265,801
1,420		Northrop Grumman Corp.	110,760
2,013		Raytheon Co.	128,470
3,860		United Technologies Corp.	310,653
			1,273,682
		Agriculture: 0.6%
6,630		Altria Group, Inc.	460,984
1,530		Archer-Daniels-Midland Co.	50,612
540		Reynolds American, Inc.	34,339
2,500		UST, Inc.	124,000
			669,935
		Apartments: 0.0%
630		Archstone-Smith Trust	37,888
			37,888
		Apparel: 0.4%
3,520	@	Coach, Inc.	166,390
2,720		Nike, Inc.	159,555
600		Polo Ralph Lauren Corp.	46,650
			372,595
		Auto Manufacturers: 0.2%
5,600	@	Ford Motor Co.	47,544
1,400		General Motors Corp.	51,380
850		Paccar, Inc.	72,463
			171,387
		Auto Parts & Equipment: 0.0%
280		Johnson Controls, Inc.	33,071
3		WABCO Holdings, Inc.	140
			33,211
		Banks: 2.3%
15,124		Bank of America Corp.	760,283
2,785		Bank of New York Mellon Corp.	122,930
1,943		BB&T Corp.	78,478
1,331		Capital One Financial Corp.	88,418
1,510		Comerica, Inc.	77,433
1,300		Fifth Third Bancorp.	44,044
2,060		Huntington Bancshares, Inc.	34,979
1,850		Keycorp.	59,811
1,000		Marshall & Ilsley Corp.	43,770
1,630		National City Corp.	40,897
550		PNC Financial Services Group, Inc.	37,455
3,740		Regions Financial Corp.	110,255
950		State Street Corp.	64,752
830		SunTrust Bank	62,806
6,929		Wachovia Corp.	347,489
11,680		Wells Fargo & Co.	416,042
			2,389,842
		Beverages: 1.0%
4,530		Anheuser-Busch Cos., Inc.	226,455
5,770		Coca-Cola Co.	331,602
1,880		Pepsi Bottling Group, Inc.	69,880
5,770		PepsiCo, Inc.	422,710
			1,050,647
		Biotechnology: 0.4%
3,500	@	Amgen, Inc.	197,995
1,500	@	Biogen Idec, Inc.	99,495
860	@	Celgene Corp.	61,327
850	@	Genzyme Corp.	52,666
			411,483
		Building Materials: 0.1%
500		American Standard Cos., Inc.	17,810
2,420		Masco Corp.	56,071
			73,881
		Chemicals: 0.8%
350		Air Products & Chemicals, Inc.	34,216
2,780		Dow Chemical Co.	119,707
700		Ecolab, Inc.	33,040
2,400		EI DuPont de Nemours & Co.	118,944
630		International Flavors & Fragrances, Inc.	33,302

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
2,220		Monsanto Co.	$190,343
1,170		PPG Industries, Inc.	88,394
1,200		Praxair, Inc.	100,512
500		Sherwin-Williams Co.	32,855
2,200		Sigma-Aldrich Corp.	107,228
			858,541
		Coal: 0.0%
700		Peabody Energy Corp.	33,509
			33,509
		Commercial Services: 0.2%
700	@	Apollo Group, Inc. - Class A	42,105
740		Equifax, Inc.	28,209
1,000		McKesson Corp.	58,790
700		Moody’s Corp.	35,280
890		Robert Half International, Inc.	26,575
2,740		Western Union Co.	57,458
			248,417
		Computers: 2.1%
400	@	Affiliated Computer Services, Inc.	20,096
2,800	@	Apple, Inc.	429,912
500	@	Cognizant Technology Solutions Corp.	39,885
550	@	Computer Sciences Corp.	30,745
11,150	@	Dell, Inc.	307,740
7,490	@	EMC Corp.	155,792
9,880		Hewlett-Packard Co.	491,925
4,470		International Business Machines Corp.	526,566
620	@	Lexmark International, Inc.	25,749
810	@	Network Appliance, Inc.	21,797
800	@	Sandisk Corp.	44,080
10,800	@	Sun Microsystems, Inc.	60,588
			2,154,875
		Cosmetics/Personal Care: 0.9%
2,130		Colgate-Palmolive Co.	151,912
10,572		Procter & Gamble Co.	743,634
			895,546
		Distribution/Wholesale: 0.1%
400		Genuine Parts Co.	20,000
400		WW Grainger, Inc.	36,476
			56,476
		Diversified: 0.0%
300		Vornado Realty Trust	32,805
			32,805
		Diversified Financial Services: 3.2%
3,890		American Express Co.	230,949
1,178		Ameriprise Financial, Inc.	74,344
250		Bear Stearns Cos., Inc.	30,703
3,050		Charles Schwab Corp.	65,880
1,050		CIT Group, Inc.	42,210
16,240		Citigroup, Inc.	757,921
130		CME Group, Inc.	76,356
1,830		Countrywide Financial Corp.	34,788
1,870	@	Discover Financial Services	38,896
1,200	@	E*Trade Financial Corp.	15,672
2,790		Fannie Mae	169,660
270		Franklin Resources, Inc.	34,425
600		Freddie Mac	35,406
1,560		Goldman Sachs Group, Inc.	338,114
1,100		Janus Capital Group, Inc.	31,108
12,500		JPMorgan Chase & Co.	572,750
400		Legg Mason, Inc.	33,716
1,760		Lehman Brothers Holdings, Inc.	108,645
4,180		Merrill Lynch & Co., Inc.	297,950
3,640		Morgan Stanley	229,320
1,050		SLM Corp.	52,154
			3,270,967
		Electric: 1.5%
1,330		American Electric Power Co., Inc.	61,286
830		Constellation Energy Group, Inc.	71,206
500		Dominion Resources, Inc.	42,150
1,400		DTE Energy Co.	67,816
2,100		Duke Energy Corp.	39,249
2,500	@	Dynegy, Inc. - Class A	23,100
4,790		Edison International	265,606
1,500		Entergy Corp.	162,435
1,800		Exelon Corp.	135,648
1,520		FirstEnergy Corp.	96,277
2,700		FPL Group, Inc.	164,376
1,220		PG&E Corp.	58,316
1,400		PPL Corp.	64,820
500		Progress Energy, Inc.	23,425
1,500		Public Service Enterprise Group, Inc.	131,985
1,460		TXU Corp.	99,966
			1,507,661

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment: 0.2%
3,220		Emerson Electric Co.	$171,368
			171,368
		Electronics: 0.3%
1,370	@	Agilent Technologies, Inc.	50,526
800		Jabil Circuit, Inc.	18,272
1,100		Tektronix, Inc.	30,514
1,960	@	Thermo Electron Corp.	113,131
1,625		Tyco Electronics Ltd.	57,574
400	@	Waters Corp.	26,768
			296,785
		Engineering & Construction: 0.0%
200		Fluor Corp.	28,796
			28,796
		Entertainment: 0.0%
1,250		International Game Technology	53,875
			53,875
		Environmental Control: 0.1%
1,800	@	Allied Waste Industries, Inc.	22,950
3,100		Waste Management, Inc.	116,994
			139,944
		Food: 0.6%
1,500		Campbell Soup Co.	55,500
1,800		General Mills, Inc.	104,418
3,770		HJ Heinz Co.	174,174
1,000		Kellogg Co.	56,000
941		Kraft Foods, Inc.	32,474
2,400		Kroger Co.	68,448
1,550		Safeway, Inc.	51,321
600		Sysco Corp.	21,354
500		Whole Foods Market, Inc.	24,480
900		WM Wrigley Jr. Co.	57,807
			645,976
		Forest Products & Paper: 0.1%
1,600		International Paper Co.	57,392
700		Weyerhaeuser Co.	50,610
			108,002
		Hand/Machine Tools: 0.1%
500		Black & Decker Corp.	41,650
990		Snap-On, Inc.	49,045
570		Stanley Works	31,994
			122,689
		Healthcare — Products: 1.2%
2,290		Baxter International, Inc.	128,881
1,125	@, @@	Covidien Ltd.	46,688
600		CR Bard, Inc.	52,914
9,710		Johnson & Johnson	637,947
3,200		Medtronic, Inc.	180,512
1,300	@	St. Jude Medical, Inc.	57,291
800		Stryker Corp.	55,008
500	@	Varian Medical Systems, Inc.	20,945
400	@	Zimmer Holdings, Inc.	32,396
			1,212,582
		Healthcare — Services: 0.6%
1,480		Aetna, Inc.	80,320
890	@	Coventry Health Care, Inc.	55,367
600	@	Humana, Inc.	41,928
1,200	@	Laboratory Corp. of America Holdings	93,876
4,450		UnitedHealth Group, Inc.	215,514
1,800	@	WellPoint, Inc.	142,056
			629,061
		Home Builders: 0.0%
800		Centex Corp.	21,256
800		KB Home	20,048
500		Lennar Corp.	11,325
			52,629
		Home Furnishings: 0.0%
200		Harman International Industries, Inc.	17,304
200		Whirlpool Corp.	17,820
			35,124
		Hotels: 0.0%
1,300		Host Hotels & Resorts, Inc.	29,172
			29,172
		Household Products/Wares: 0.2%
400		Clorox Co.	24,396
2,150		Kimberly-Clark Corp.	151,059
			175,455
		Housewares: 0.0%
1,200		Newell Rubbermaid, Inc.	34,584
			34,584
		Insurance: 2.2%
1,310	@@	ACE Ltd.	79,347
1,220		Aflac, Inc.	69,589

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
4,400		Allstate Corp.	$251,636
340		AMBAC Financial Group, Inc.	21,389
9,390		American International Group, Inc.	635,234
1,200		AON Corp.	53,772
500		Assurant, Inc.	26,750
1,940		Chubb Corp.	104,062
980		Cigna Corp.	52,224
800		Genworth Financial, Inc.	24,584
600		Hartford Financial Services Group, Inc.	55,530
920		Lincoln National Corp.	60,692
1,280		MBIA, Inc.	78,144
2,790		Metlife, Inc.	194,547
1,180		MGIC Investment Corp.	38,126
1,190		Principal Financial Group, Inc.	75,077
2,640		Progressive Corp.	51,242
1,540		Prudential Financial, Inc.	150,273
360		Safeco Corp.	22,039
580		Torchmark Corp.	36,146
2,080		Travelers Cos., Inc.	104,707
800	@@	XL Capital Ltd.	63,360
			2,248,470
		Internet: 0.8%
900	@	Amazon.com, Inc.	83,835
4,650	@	eBay, Inc.	181,443
700	@	Google, Inc. - Class A	397,089
1,000	@	IAC/InterActiveCorp.	29,670
3,117	@	Symantec Corp.	60,407
2,000	@	Yahoo!, Inc.	53,680
			806,124
		Iron/Steel: 0.1%
200		Allegheny Technologies, Inc.	21,990
1,240		Nucor Corp.	73,743
470		United States Steel Corp.	49,792
			145,525
		Leisure Time: 0.1%
1,200		Carnival Corp.	58,116
			58,116
		Lodging: 0.2%
600		Harrah’s Entertainment, Inc.	52,158
1,200		Hilton Hotels Corp.	55,788
1,500		Marriott International, Inc.	65,205
470		Starwood Hotels & Resorts Worldwide, Inc.	28,553
			201,704
		Machinery — Construction & Mining: 0.2%
2,100		Caterpillar, Inc.	164,703
400	@	Terex Corp.	35,608
			200,311
		Machinery — Diversified: 0.2%
500		Cummins, Inc.	63,945
900		Deere & Co.	133,578
730		Rockwell Automation, Inc.	50,742
			248,265
		Media: 1.0%
3,430		CBS Corp. - Class B	108,045
1,600		Clear Channel Communications, Inc.	59,904
2,550	@	Comcast Corp. - Class A	61,659
5,100	@	DIRECTV Group, Inc.	123,828
900		McGraw-Hill Cos., Inc.	45,819
7,350		News Corp. - Class A	161,627
3,300		Time Warner, Inc.	60,588
2,900	@	Viacom - Class B	113,013
8,740		Walt Disney Co.	300,569
			1,035,052
		Mining: 0.2%
700		Alcoa, Inc.	27,384
1,665		Freeport-McMoRan Copper & Gold, Inc.	174,642
			202,026
		Miscellaneous Manufacturing: 2.2%
2,270		3M Co.	212,427
380		Cooper Industries Ltd.	19,414
920		Danaher Corp.	76,093
2,200		Dover Corp.	112,090
2,900		Eastman Kodak Co.	77,604
830		Eaton Corp.	82,203
29,770		General Electric Co.	1,232,467
2,230		Honeywell International, Inc.	132,618
1,400		Illinois Tool Works, Inc.	83,496
960		ITT Corp.	65,213
760		Parker Hannifin Corp.	84,991
300		Textron, Inc.	18,663
1,925	@@	Tyco International Ltd.	85,355
			2,282,634

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Office/Business Equipment: 0.1%
500		Pitney Bowes, Inc.	$22,710
2,120	@	Xerox Corp.	36,761
			59,471
		Oil & Gas: 4.3%
760		Anadarko Petroleum Corp.	40,850
200		Apache Corp.	18,012
1,200		Chesapeake Energy Corp.	42,312
9,517		Chevron Corp.	890,601
6,877		ConocoPhillips	603,594
1,960		Devon Energy Corp.	163,072
700		ENSCO International, Inc.	39,270
21,500		ExxonMobil Corp.	1,990,040
900		Hess Corp.	59,877
1,320		Marathon Oil Corp.	75,266
700		Murphy Oil Corp.	48,923
600		Noble Corp.	29,430
3,020		Occidental Petroleum Corp.	193,522
200		Sunoco, Inc.	14,156
800	@	Transocean, Inc.	90,440
2,000		Valero Energy Corp.	134,360
400		XTO Energy, Inc.	24,736
			4,458,461
		Oil & Gas Services: 0.7%
3,000		Halliburton Co.	115,200
800	@	National Oilwell Varco, Inc.	115,600
3,700		Schlumberger Ltd.	388,500
800		Smith International, Inc.	57,120
			676,420
		Packaging & Containers: 0.1%
1,040		Ball Corp.	55,900
1,600	@	Pactiv Corp.	45,856
			101,756
		Pharmaceuticals: 2.1%
1,500		Abbott Laboratories	80,430
700		Allergan, Inc.	45,129
1,100		AmerisourceBergen Corp.	49,863
6,600		Bristol-Myers Squibb Co.	190,212
1,440		Cardinal Health, Inc.	90,043
3,000		Eli Lilly & Co.	170,790
720	@	Express Scripts, Inc.	40,190
1,300	@	Forest Laboratories, Inc.	48,477
2,200	@	Gilead Sciences, Inc.	89,914
900	@	Medco Health Solutions, Inc.	81,351
7,640		Merck & Co., Inc.	394,912
19,980		Pfizer, Inc.	488,111
7,250		Schering-Plough Corp.	229,318
800	@	Watson Pharmaceuticals, Inc.	25,920
2,980		Wyeth	132,759
			2,157,419
		Pipelines: 0.1%
900		Questar Corp.	47,277
2,200		Spectra Energy Corp.	53,856
1,670		Williams Cos., Inc.	56,880
			158,013
		Retail: 2.1%
300	@	Autozone, Inc.	34,842
600	@	Bed Bath & Beyond, Inc.	20,472
1,225		Best Buy Co., Inc.	56,375
1,800	@	Big Lots, Inc.	53,712
2,180		Costco Wholesale Corp.	133,787
5,271		CVS Caremark Corp.	208,890
720		Darden Restaurants, Inc.	30,139
2,100		Family Dollar Stores, Inc.	55,776
1,920		Gap, Inc.	35,405
4,390		Home Depot, Inc.	142,412
900		JC Penney Co., Inc.	57,033
700	@	Kohl’s Corp.	40,131
5,980		Lowe’s Cos., Inc.	167,560
4,430		McDonald’s Corp.	241,302
900		Nordstrom, Inc.	42,201
1,100		RadioShack Corp.	22,726
90	@	Sears Holding Corp.	11,448
905		Staples, Inc.	19,448
2,180	@	Starbucks Corp.	57,116
2,760		Target Corp.	175,453
2,870		TJX Cos., Inc.	83,431
800		Walgreen Co.	37,792
7,570		Wal-Mart Stores, Inc.	330,431
900		Wendy’s International, Inc.	31,419
1,660		Yum! Brands, Inc.	56,158
			2,145,459
		Savings & Loans: 0.3%
6,100		Hudson City Bancorp., Inc.	93,818

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Savings & Loans (continued)
6,023		Washington Mutual, Inc.	$212,672
			306,490
		Semiconductors: 1.1%
1,040		Altera Corp.	25,043
670		Analog Devices, Inc.	24,227
5,910		Applied Materials, Inc.	122,337
1,300	@	Broadcom Corp.	47,372
20,180		Intel Corp.	521,855
500		KLA-Tencor Corp.	27,890
700	@	MEMC Electronic Materials, Inc.	41,202
1,450		National Semiconductor Corp.	39,324
1,050	@	Novellus Systems, Inc.	28,623
1,800	@	Nvidia Corp.	65,232
1,550	@	Teradyne, Inc.	21,390
3,100		Texas Instruments, Inc.	113,429
1,100		Xilinx, Inc.	28,754
			1,106,678
		Software: 1.5%
610	@	Adobe Systems, Inc.	26,633
1,050	@	Autodesk, Inc.	52,469
1,460		Automatic Data Processing, Inc.	67,058
1,170	@	BMC Software, Inc.	36,539
5,940		CA, Inc.	152,777
400	@	Electronic Arts, Inc.	22,396
510	@	Fiserv, Inc.	25,939
1,260	@	Intuit, Inc.	38,178
26,720		Microsoft Corp.	787,171
3,000	@	Novell, Inc.	22,920
11,730	@	Oracle Corp.	253,955
910		Paychex, Inc.	37,310
			1,523,345
		Telecommunications: 2.8%
900		Alltel Corp.	62,712
20,120		AT&T, Inc.	851,277
1,850	@	Avaya, Inc.	31,376
1,460		CenturyTel, Inc.	67,481
500	@	Ciena Corp.	19,040
21,390	@	Cisco Systems, Inc.	708,223
5,070		Corning, Inc.	124,976
1,181		Embarq Corp.	65,664
1,400	@	Juniper Networks, Inc.	51,254
6,280		Motorola, Inc.	116,368
6,440		Qualcomm, Inc.	272,154
5,900	@	Qwest Communications International, Inc.	54,044
7,235		Sprint Nextel Corp.	137,465
7,650		Verizon Communications, Inc.	338,742
			2,900,776
		Toys/Games/Hobbies: 0.0%
1,000		Hasbro, Inc.	27,880
			27,880
		Transportation: 0.5%
400		CH Robinson Worldwide, Inc.	21,716
2,420		CSX Corp.	103,407
300		FedEx Corp.	31,425
2,670		Norfolk Southern Corp.	138,600
1,300		Union Pacific Corp.	146,978
700		United Parcel Service, Inc. - Class B	52,570
			494,696
		Warehouse/Industrial: 0.1%
900		Prologis	59,715
			59,715
		Total Common Stock
		(Cost $38,584,378)	43,096,688

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 51.9%
		Federal Home Loan Mortgage Corporation: 31.7%
$31,900,000	^^, Z	4.210%, due 03/15/09	$30,033,116
2,875,000	^, Z	4.230%, due 03/15/09	2,706,746
			32,739,862
		Federal National Mortgage Corporation: 20.2%
2,091,000	^, Z	4.250%, due 06/15/09	1,947,570
20,400,000	^, Z	4.310%, due 06/15/09	18,980,976
			20,928,546
		Total U.S. Government Agency Obligations
		(Cost $54,690,423)	53,668,408
U.S. TREASURY OBLIGATIONS: 5.8%
		U.S. Treasury STRIP: 5.8%
6,300,000	^^	4.010%, due 11/15/08	6,027,449

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of September 30, 2007 (Unaudited) (continued)

Principal Amount		Value
	U.S. Treasury STRIP (continued)
	Total U.S. Treasury Obligations
	(Cost $5,995,424)	6,027,449
	Total Long-Term Investments
	(Cost $99,270,225)	102,792,545

Shares			Value
SHORT-TERM INVESTMENTS: 0.8%
		Mutual Fund: 0.7%
700,000	**	ING Institutional Prime Money Market Fund	$700,000
		Total Mutual Fund
		(Cost $700,000)	700,000

Principal Amount			Value
	Repurchase Agreement: 0.1%
$100,000	Morgan Stanley Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $100,041 to be received upon repurchase (Collateralized by $190,000 Resolution Funding Corporation, Discount Note, Market Value $104,073, due 10/15/19)		$100,000

	Total Repurchase Agreement
	(Cost $100,000)		100,000

	Total Short-Term Investments
	(Cost $800,000)		800,000

	Total Investments in Securities
	(Cost $100,070,225)	100.1%	$103,592,545
	Other Assets and Liabilities — Net	(0.1)	(105,988)
	Net Assets	100.0%	$103,486,557

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest Only (IO) Security
^^	Principal Only (PO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $100,504,302.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$4,984,608
	Gross Unrealized Depreciation	(1,896,365)
	Net Unrealized Appreciation	$3,088,243

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 56.4%
		Advertising: 0.3%
2,500	@	Interpublic Group of Cos., Inc.	$25,950
2,000		Omnicom Group	96,180
			122,130
		Aerospace/Defense: 1.7%
1,450		Boeing Co.	152,236
1,050		General Dynamics Corp.	88,694
300		Goodrich Corp.	20,469
450		L-3 Communications Holdings, Inc.	45,963
1,460		Lockheed Martin Corp.	158,395
840		Northrop Grumman Corp.	65,520
1,159		Raytheon Co.	73,967
2,250		United Technologies Corp.	181,080
			786,324
		Agriculture: 0.9%
3,900		Altria Group, Inc.	271,167
1,140		Archer-Daniels-Midland Co.	37,711
400		Reynolds American, Inc.	25,436
1,500		UST, Inc.	74,400
			408,714
		Apartments: 0.1%
510		Archstone-Smith Trust	30,671
			30,671
		Apparel: 0.5%
2,040	@	Coach, Inc.	96,431
1,640		Nike, Inc.	96,202
400		Polo Ralph Lauren Corp.	31,100
			223,733
		Auto Manufacturers: 0.3%
3,800	@	Ford Motor Co.	32,262
1,000		General Motors Corp.	36,700
700		Paccar, Inc.	59,675
			128,637
		Auto Parts & Equipment: 0.0%
200		Johnson Controls, Inc.	23,622
			23,622
		Banks: 3.1%
9,103		Bank of America Corp.	457,608
1,886		Bank of New York Mellon Corp.	83,248
935		BB&T Corp.	37,765
669		Capital One Financial Corp.	44,442
1,150		Comerica, Inc.	58,972
800		Fifth Third Bancorp.	27,104
1,350		Huntington Bancshares, Inc.	22,923
1,450		Keycorp.	46,879
600		Marshall & Ilsley Corp.	26,262
1,090		National City Corp.	27,348
300		PNC Financial Services Group, Inc.	20,430
2,037		Regions Financial Corp.	60,051
650		State Street Corp.	44,304
650		SunTrust Bank	49,186
4,076		Wachovia Corp.	204,411
7,000		Wells Fargo & Co.	249,340
			1,460,273
		Beverages: 1.3%
2,650		Anheuser-Busch Cos., Inc.	132,474
3,400		Coca-Cola Co.	195,398
1,400		Pepsi Bottling Group, Inc.	52,038
3,390		PepsiCo, Inc.	248,351
			628,261
		Biotechnology: 0.6%
2,100	@	Amgen, Inc.	118,797
900	@	Biogen Idec, Inc.	59,697
850	@	Celgene Corp.	60,614
500	@	Genzyme Corp.	30,980
			270,088
		Building Materials: 0.1%
400		American Standard Cos., Inc.	14,248
1,750		Masco Corp.	40,548
			54,796
		Chemicals: 1.1%
250		Air Products & Chemicals, Inc.	24,440
1,450		Dow Chemical Co.	62,437
500		Ecolab, Inc.	23,600
1,500		EI DuPont de Nemours & Co.	74,340

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
400		International Flavors & Fragrances, Inc.	$21,144
1,340		Monsanto Co.	114,892
610		PPG Industries, Inc.	46,086
700		Praxair, Inc.	58,632
350		Sherwin-Williams Co.	22,999
1,300		Sigma-Aldrich Corp.	63,362
			511,932
		Coal: 0.0%
500		Peabody Energy Corp.	23,935
			23,935
		Commercial Services: 0.3%
300	@	Apollo Group, Inc. - Class A	18,045
310		Equifax, Inc.	11,817
750		McKesson Corp.	44,093
500		Moody’s Corp.	25,200
300		Robert Half International, Inc.	8,958
1,800		Western Union Co.	37,746
			145,859
		Computers: 2.7%
200	@	Affiliated Computer Services, Inc.	10,048
1,700	@	Apple, Inc.	261,018
300	@	Cognizant Technology Solutions Corp.	23,931
400	@	Computer Sciences Corp.	22,360
6,600	@	Dell, Inc.	182,160
4,100	@	EMC Corp.	85,280
5,650		Hewlett-Packard Co.	281,314
2,650		International Business Machines Corp.	312,170
300	@	Lexmark International, Inc.	12,459
550	@	Network Appliance, Inc.	14,801
600	@	Sandisk Corp.	33,060
7,000	@	Sun Microsystems, Inc.	39,270
			1,277,871
		Cosmetics/Personal Care: 1.1%
1,250		Colgate-Palmolive Co.	89,150
6,137		Procter & Gamble Co.	431,677
			520,827
		Distribution/Wholesale: 0.1%
300		Genuine Parts Co.	15,000
250		WW Grainger, Inc.	22,798
			37,798
		Diversified: 0.0%
200		Vornado Realty Trust	21,870
			21,870
		Diversified Financial Services: 4.3%
2,400		American Express Co.	142,488
680		Ameriprise Financial, Inc.	42,915
280		Bear Stearns Cos., Inc.	34,387
2,000		Charles Schwab Corp.	43,200
600		CIT Group, Inc.	24,120
9,600		Citigroup, Inc.	448,032
80		CME Group, Inc.	46,988
1,200		Countrywide Financial Corp.	22,812
1,200	@	Discover Financial Services	24,960
1,000	@	E*Trade Financial Corp.	13,060
1,650		Fannie Mae	100,337
200		Franklin Resources, Inc.	25,500
400		Freddie Mac	23,604
950		Goldman Sachs Group, Inc.	205,903
700		Janus Capital Group, Inc.	19,796
7,400		JPMorgan Chase & Co.	339,068
300		Legg Mason, Inc.	25,287
980		Lehman Brothers Holdings, Inc.	60,495
2,350		Merrill Lynch & Co., Inc.	167,508
2,300		Morgan Stanley	144,900
750		SLM Corp.	37,253
			1,992,613
		Electric: 2.0%
950		American Electric Power Co., Inc.	43,776
600		Constellation Energy Group, Inc.	51,474
300		Dominion Resources, Inc.	25,290
1,000		DTE Energy Co.	48,440
1,400		Duke Energy Corp.	26,166
1,700	@	Dynegy, Inc. - Class A	15,708
2,700		Edison International	149,715
800		Entergy Corp.	86,632
1,100		Exelon Corp.	82,896
950		FirstEnergy Corp.	60,173
1,600		FPL Group, Inc.	97,408
650		PG&E Corp.	31,070
1,000		PPL Corp.	46,300
300		Progress Energy, Inc.	14,055
900		Public Service Enterprise Group, Inc.	79,191
880		TXU Corp.	60,254
			918,548

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment: 0.2%
2,000		Emerson Electric Co.	$106,440
			106,440
		Electronics: 0.4%
900	@	Agilent Technologies, Inc.	33,192
600		Jabil Circuit, Inc.	13,704
600		Tektronix, Inc.	16,644
1,200	@	Thermo Electron Corp.	69,264
1,075		Tyco Electronics Ltd.	38,087
350	@	Waters Corp.	23,422
			194,313
		Engineering & Construction: 0.1%
200		Fluor Corp.	28,796
			28,796
		Entertainment: 0.1%
700		International Game Technology	30,170
			30,170
		Environmental Control: 0.2%
1,200	@	Allied Waste Industries, Inc.	15,300
2,000		Waste Management, Inc.	75,480
			90,780
		Food: 0.9%
900		Campbell Soup Co.	33,300
1,100		General Mills, Inc.	63,811
2,200		HJ Heinz Co.	101,640
700		Kellogg Co.	39,200
621		Kraft Foods, Inc.	21,431
1,700		Kroger Co.	48,484
1,000		Safeway, Inc.	33,110
400		Sysco Corp.	14,236
300		Whole Foods Market, Inc.	14,688
600		WM Wrigley Jr. Co.	38,538
			408,438
		Forest Products & Paper: 0.1%
1,100		International Paper Co.	39,457
400		Weyerhaeuser Co.	28,920
			68,377
		Hand/Machine Tools: 0.2%
260		Black & Decker Corp.	21,658
700		Snap-On, Inc.	34,678
300		Stanley Works	16,839
			73,175
		Healthcare — Products: 1.6%
1,350		Baxter International, Inc.	75,978
875	@, @@	Covidien Ltd.	36,313
300		CR Bard, Inc.	26,457
5,800		Johnson & Johnson	381,060
1,900		Medtronic, Inc.	107,179
900	@	St. Jude Medical, Inc.	39,663
500		Stryker Corp.	34,380
300	@	Varian Medical Systems, Inc.	12,567
300	@	Zimmer Holdings, Inc.	24,297
			737,894
		Healthcare — Services: 0.8%
890		Aetna, Inc.	48,300
480	@	Coventry Health Care, Inc.	29,861
550	@	Humana, Inc.	38,434
700	@	Laboratory Corp. of America Holdings	54,761
2,790		UnitedHealth Group, Inc.	135,120
1,090	@	WellPoint, Inc.	86,023
			392,499
		Home Builders: 0.1%
400		Centex Corp.	10,628
700		KB Home	17,542
500		Lennar Corp.	11,325
			39,495
		Home Furnishings: 0.1%
100		Harman International Industries, Inc.	8,652
200		Whirlpool Corp.	17,820
			26,472
		Hotels: 0.0%
900		Host Hotels & Resorts, Inc.	20,196
			20,196
		Household Products/Wares: 0.2%
200		Clorox Co.	12,198
1,200		Kimberly-Clark Corp.	84,312
			96,510
		Housewares: 0.0%
700		Newell Rubbermaid, Inc.	20,174
			20,174

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Insurance: 3.0%
780	@@	ACE Ltd.	$47,245
750		Aflac, Inc.	42,780
2,790		Allstate Corp.	159,560
400		AMBAC Financial Group, Inc.	25,164
5,550		American International Group, Inc.	375,458
700		AON Corp.	31,367
300		Assurant, Inc.	16,050
1,160		Chubb Corp.	62,222
860		Cigna Corp.	45,829
600		Genworth Financial, Inc.	18,438
400		Hartford Financial Services Group, Inc.	37,020
564		Lincoln National Corp.	37,207
750		MBIA, Inc.	45,788
1,680		Metlife, Inc.	117,146
800		MGIC Investment Corp.	25,848
650		Principal Financial Group, Inc.	41,009
1,780		Progressive Corp.	34,550
960		Prudential Financial, Inc.	93,677
300		Safeco Corp.	18,366
400		Torchmark Corp.	24,928
1,080		Travelers Cos., Inc.	54,367
500	@@	XL Capital Ltd.	39,600
			1,393,619
		Internet: 1.1%
700	@	Amazon.com, Inc.	65,205
2,800	@	eBay, Inc.	109,256
400	@	Google, Inc. - Class A	226,908
800	@	IAC/InterActiveCorp.	23,736
2,122	@	Symantec Corp.	41,124
1,700	@	Yahoo!, Inc.	45,628
			511,857
		Iron/Steel: 0.2%
700		Nucor Corp.	41,629
300		United States Steel Corp.	31,782
			73,411
		Leisure Time: 0.1%
950		Carnival Corp.	46,009
			46,009
		Lodging: 0.3%
300		Harrah’s Entertainment, Inc.	26,079
900		Hilton Hotels Corp.	41,841
1,000		Marriott International, Inc.	43,470
350		Starwood Hotels & Resorts Worldwide, Inc.	21,263
			132,653
		Machinery — Construction & Mining: 0.3%
1,200		Caterpillar, Inc.	94,116
300	@	Terex Corp.	26,706
			120,822
		Machinery — Diversified: 0.3%
300		Cummins, Inc.	38,367
500		Deere & Co.	74,210
550		Rockwell Automation, Inc.	38,231
			150,808
		Media: 1.3%
1,925		CBS Corp. - Class B	60,638
1,100		Clear Channel Communications, Inc.	41,184
1,750	@	Comcast Corp. - Class A	42,315
3,000	@	DIRECTV Group, Inc.	72,840
820		McGraw-Hill Cos., Inc.	41,746
3,650		News Corp. - Class A	80,264
2,300		Time Warner, Inc.	42,228
1,700	@	Viacom - Class B	66,249
5,150		Walt Disney Co.	177,109
			624,573
		Mining: 0.3%
400		Alcoa, Inc.	15,648
971		Freeport-McMoRan Copper & Gold, Inc.	101,848
			117,496
		Miscellaneous Manufacturing: 2.9%
1,400		3M Co.	131,012
300		Cooper Industries Ltd.	15,327
550		Danaher Corp.	45,491
1,300		Dover Corp.	66,235
1,800		Eastman Kodak Co.	48,168
550		Eaton Corp.	54,472
17,650		General Electric Co.	730,695
1,450		Honeywell International, Inc.	86,232
900		Illinois Tool Works, Inc.	53,676
600		ITT Corp.	40,758
400		Parker Hannifin Corp.	44,732
200		Textron, Inc.	12,442
875	@@	Tyco International Ltd.	38,798
			1,368,038

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Office/Business Equipment: 0.1%
300		Pitney Bowes, Inc.	$13,626
2,000	@	Xerox Corp.	34,680
			48,306
		Oil & Gas: 5.8%
500		Anadarko Petroleum Corp.	26,875
200		Apache Corp.	18,012
800		Chesapeake Energy Corp.	28,208
5,643		Chevron Corp.	528,072
3,935		ConocoPhillips	345,375
1,200		Devon Energy Corp.	99,840
500		ENSCO International, Inc.	28,050
12,800		ExxonMobil Corp.	1,184,768
700		Hess Corp.	46,571
800		Marathon Oil Corp.	45,616
400		Murphy Oil Corp.	27,956
600		Noble Corp.	29,430
1,700		Occidental Petroleum Corp.	108,936
200		Sunoco, Inc.	14,156
600	@	Transocean, Inc.	67,830
1,300		Valero Energy Corp.	87,334
300		XTO Energy, Inc.	18,552
			2,705,581
		Oil & Gas Services: 0.9%
2,000		Halliburton Co.	76,800
400	@	National Oilwell Varco, Inc.	57,800
2,300		Schlumberger Ltd.	241,500
600		Smith International, Inc.	42,840
			418,940
		Packaging & Containers: 0.1%
700		Ball Corp.	37,625
1,000	@	Pactiv Corp.	28,660
			66,285
		Pharmaceuticals: 2.8%
1,000		Abbott Laboratories	53,620
600		Allergan, Inc.	38,682
580		AmerisourceBergen Corp.	26,291
3,900		Bristol-Myers Squibb Co.	112,398
680		Cardinal Health, Inc.	42,520
1,800		Eli Lilly & Co.	102,474
620	@	Express Scripts, Inc.	34,608
800	@	Forest Laboratories, Inc.	29,832
1,700	@	Gilead Sciences, Inc.	69,479
500	@	Medco Health Solutions, Inc.	45,195
4,400		Merck & Co., Inc.	227,436
11,600		Pfizer, Inc.	283,388
4,250		Schering-Plough Corp.	134,428
500	@	Watson Pharmaceuticals, Inc.	16,200
1,800		Wyeth	80,190
			1,296,741
		Pipelines: 0.2%
600		Questar Corp.	31,518
1,800		Spectra Energy Corp.	44,064
1,150		Williams Cos., Inc.	39,169
			114,751
		Retail: 2.9%
200	@	Autozone, Inc.	23,228
300	@	Bed Bath & Beyond, Inc.	10,236
875		Best Buy Co., Inc.	40,268
1,200	@	Big Lots, Inc.	35,808
1,200		Costco Wholesale Corp.	73,644
3,103		CVS Caremark Corp.	122,972
350		Darden Restaurants, Inc.	14,651
1,800		Family Dollar Stores, Inc.	47,808
1,850		Gap, Inc.	34,114
2,570		Home Depot, Inc.	83,371
700		JC Penney Co., Inc.	44,359
500	@	Kohl’s Corp.	28,665
3,600		Lowe’s Cos., Inc.	100,872
2,750		McDonald’s Corp.	149,793
500		Nordstrom, Inc.	23,445
600		RadioShack Corp.	12,396
60	@	Sears Holding Corp.	7,632
600		Staples, Inc.	12,894
1,650	@	Starbucks Corp.	43,230
1,600		Target Corp.	101,712
1,700		TJX Cos., Inc.	49,419
500		Walgreen Co.	23,620
4,500		Wal-Mart Stores, Inc.	196,425
500		Wendy’s International, Inc.	17,455
1,200		Yum! Brands, Inc.	40,596
			1,338,613

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Savings & Loans: 0.4%
3,700		Hudson City Bancorp., Inc.	$56,906
3,276		Washington Mutual, Inc.	115,676
			172,582
		Semiconductors: 1.5%
650		Altera Corp.	15,652
350		Analog Devices, Inc.	12,656
3,450		Applied Materials, Inc.	71,415
700	@	Broadcom Corp.	25,508
12,000		Intel Corp.	310,320
400		KLA-Tencor Corp.	22,312
400	@	MEMC Electronic Materials, Inc.	23,544
1,150		National Semiconductor Corp.	31,188
600	@	Novellus Systems, Inc.	16,356
1,350	@	Nvidia Corp.	48,924
950	@	Teradyne, Inc.	13,110
1,900		Texas Instruments, Inc.	69,521
700		Xilinx, Inc.	18,298
			678,804
		Software: 2.0%
460	@	Adobe Systems, Inc.	20,084
800	@	Autodesk, Inc.	39,976
950		Automatic Data Processing, Inc.	43,634
750	@	BMC Software, Inc.	23,423
3,550		CA, Inc.	91,306
200	@	Electronic Arts, Inc.	11,198
400	@	Fiserv, Inc.	20,344
1,200	@	Intuit, Inc.	36,360
15,800		Microsoft Corp.	465,468
2,000	@	Novell, Inc.	15,280
7,000	@	Oracle Corp.	151,550
500		Paychex, Inc.	20,500
			939,123
		Telecommunications: 3.7%
700		Alltel Corp.	48,776
11,851		AT&T, Inc.	501,416
1,200	@	Avaya, Inc.	20,352
1,050		CenturyTel, Inc.	48,531
300	@	Ciena Corp.	11,424
12,700	@	Cisco Systems, Inc.	420,497
2,750		Corning, Inc.	67,788
652		Embarq Corp.	36,251
1,100	@	Juniper Networks, Inc.	40,271
4,210		Motorola, Inc.	78,011
3,900		Qualcomm, Inc.	164,814
3,900	@	Qwest Communications International, Inc.	35,724
4,246		Sprint Nextel Corp.	80,674
4,300		Verizon Communications, Inc.	190,404
			1,744,933
		Toys/Games/Hobbies: 0.0%
700		Hasbro, Inc.	19,516
			19,516
		Transportation: 0.6%
300		CH Robinson Worldwide, Inc.	16,287
1,480		CSX Corp.	63,240
150		FedEx Corp.	15,713
1,600		Norfolk Southern Corp.	83,056
750		Union Pacific Corp.	84,795
500		United Parcel Service, Inc. - Class B	37,550
			300,641
		Warehouse/Industrial: 0.1%
600		Prologis	39,810
			39,810
		Total Common Stock
		(Cost $24,924,821)	26,346,143

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 32.9%
		Federal National Mortgage Corporation: 32.9%
$16,500,000	^, Z	4.310%, due 06/15/09	$15,352,260
		Total U.S. Government Agency Obligations
		(Cost $15,277,640)	15,352,260
U.S. TREASURY OBLIGATIONS: 9.7%
		U.S. Treasury STRIP: 9.7%
4,865,000	^^	Discount Note, due 08/15/09	4,519,799
		Total U.S. Treasury Obligations
		(Cost $4,499,700)	4,519,799
		Total Long-Term Investments
		(Cost $44,702,161)	46,218,202

Shares			Value
SHORT-TERM INVESTMENTS: 1.1%
		Mutual Fund: 0.9%
400,000	**	ING Institutional Prime Money Market Fund	$400,000
		Total Mutual Fund
		(Cost $400,000)	400,000

Principal Amount			Value
	Repurchase Agreement: 0.2%
$116,000	Morgan Stanley Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $116,047 to be received upon repurchase (Collateralized by $120,000 Federal National Mortgage Association, Discount Note, Market Value $119,580, due 10/26/07)		$116,000
	Total Repurchase Agreement
	(Cost $116,000)		116,000
	Total Short-Term Investments
	(Cost $516,000)		516,000
	Total Investments in Securities
	(Cost $45,218,161)	100.1%	$46,734,202
	Other Assets and Liabilities — Net	(0.1)	(48,693)
	Net Assets	100.0%	$46,685,509

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest Only (IO) Security
^^	Principal Only (PO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $45,618,617.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$1,725,676
	Gross Unrealized Depreciation	(610,091)
	Net Unrealized Appreciation	$1,115,585

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 96.5%
		Advertising: 0.5%
2,700	@	Interpublic Group of Cos., Inc.	$28,026
2,860		Omnicom Group	137,537
			165,563
		Aerospace/Defense: 2.9%
1,780		Boeing Co.	186,882
1,300		General Dynamics Corp.	109,811
300		Goodrich Corp.	20,469
350		L-3 Communications Holdings, Inc.	35,749
2,030		Lockheed Martin Corp.	220,235
1,110		Northrop Grumman Corp.	86,580
1,323		Raytheon Co.	84,434
2,930		United Technologies Corp.	235,806
			979,966
		Agriculture: 1.5%
5,080		Altria Group, Inc.	353,212
1,180		Archer-Daniels-Midland Co.	39,034
400		Reynolds American, Inc.	25,436
1,450		UST, Inc.	71,920
			489,602
		Apartments: 0.1%
330		Archstone-Smith Trust	19,846
			19,846
		Apparel: 0.9%
2,560	@	Coach, Inc.	121,011
2,240		Nike, Inc.	131,398
400		Polo Ralph Lauren Corp.	31,100
			283,509
		Auto Manufacturers: 0.4%
4,220	@	Ford Motor Co.	35,828
1,100		General Motors Corp.	40,370
625		Paccar, Inc.	53,281
			129,479
		Auto Parts & Equipment: 0.1%
190		Johnson Controls, Inc.	22,441
			22,441
		Banks: 5.3%
11,543		Bank of America Corp.	580,267
2,110		Bank of New York Mellon Corp.	93,135
955		BB&T Corp.	38,572
796		Capital One Financial Corp.	52,878
1,590		Comerica, Inc.	81,535
900		Fifth Third Bancorp.	30,492
900		Huntington Bancshares, Inc.	15,282
1,380		Keycorp.	44,615
700		Marshall & Ilsley Corp.	30,639
1,120		National City Corp.	28,101
350		PNC Financial Services Group, Inc.	23,835
2,050		Regions Financial Corp.	60,434
740		State Street Corp.	50,438
640		SunTrust Bank	48,429
5,525		Wachovia Corp.	277,079
9,040		Wells Fargo & Co.	322,005
			1,777,736
		Beverages: 2.4%
3,590		Anheuser-Busch Cos., Inc.	179,464
4,500		Coca-Cola Co.	258,615
1,340		Pepsi Bottling Group, Inc.	49,808
4,300		PepsiCo, Inc.	315,018
			802,905
		Biotechnology: 0.9%
2,530	@	Amgen, Inc.	143,122
750	@	Biogen Idec, Inc.	49,748
750	@	Celgene Corp.	53,483
610	@	Genzyme Corp.	37,796
			284,149
		Building Materials: 0.2%
400		American Standard Cos., Inc.	14,248
1,850		Masco Corp.	42,865
			57,113
		Chemicals: 1.6%
230		Air Products & Chemicals, Inc.	22,485
1,880		Dow Chemical Co.	80,953
600		Ecolab, Inc.	28,320
1,150		EI DuPont de Nemours & Co.	56,994

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
530		International Flavors & Fragrances, Inc.	$28,016
1,580		Monsanto Co.	135,469
600		PPG Industries, Inc.	45,330
600		Praxair, Inc.	50,256
340		Sherwin-Williams Co.	22,341
1,400		Sigma-Aldrich Corp.	68,236
			538,400
		Coal: 0.1%
500		Peabody Energy Corp.	23,935
			23,935
		Commercial Services: 0.5%
400	@	Apollo Group, Inc. - Class A	24,060
490		Equifax, Inc.	18,679
860		McKesson Corp.	50,559
520		Moody’s Corp.	26,208
410		Robert Half International, Inc.	12,243
2,100		Western Union Co.	44,037
			175,786
		Computers: 5.0%
200	@	Affiliated Computer Services, Inc.	10,048
2,300	@	Apple, Inc.	353,142
400	@	Cognizant Technology Solutions Corp.	31,908
440	@	Computer Sciences Corp.	24,596
8,460	@	Dell, Inc.	233,496
6,070	@	EMC Corp.	126,256
7,530		Hewlett-Packard Co.	374,919
3,560		International Business Machines Corp.	419,368
350	@	Lexmark International, Inc.	14,536
590	@	Network Appliance, Inc.	15,877
550	@	Sandisk Corp.	30,305
7,800	@	Sun Microsystems, Inc.	43,758
			1,678,209
		Cosmetics/Personal Care: 2.0%
1,450		Colgate-Palmolive Co.	103,414
8,092		Procter & Gamble Co.	569,191
			672,605
		Distribution/Wholesale: 0.1%
300		Genuine Parts Co.	15,000
260		WW Grainger, Inc.	23,709
			38,709
		Diversified: 0.1%
200		Vornado Realty Trust	21,870
			21,870
		Diversified Financial Services: 7.4%
2,920		American Express Co.	173,360
684		Ameriprise Financial, Inc.	43,167
260		Bear Stearns Cos., Inc.	31,931
2,100		Charles Schwab Corp.	45,360
650		CIT Group, Inc.	26,130
12,400		Citigroup, Inc.	578,708
180		CME Group, Inc.	105,723
1,250		Countrywide Financial Corp.	23,763
1,435	@	Discover Financial Services	29,848
1,000	@	E*Trade Financial Corp.	13,060
1,730		Fannie Mae	105,201
250		Franklin Resources, Inc.	31,875
350		Freddie Mac	20,654
1,060		Goldman Sachs Group, Inc.	229,744
750		Janus Capital Group, Inc.	21,210
9,550		JPMorgan Chase & Co.	437,581
300		Legg Mason, Inc.	25,287
1,360		Lehman Brothers Holdings, Inc.	83,953
3,090		Merrill Lynch & Co., Inc.	220,255
2,870		Morgan Stanley	180,810
800		SLM Corp.	39,736
			2,467,356
		Electric: 3.2%
930		American Electric Power Co., Inc.	42,854
610		Constellation Energy Group, Inc.	52,332
400		Dominion Resources, Inc.	33,720
1,300		DTE Energy Co.	62,972
1,300		Duke Energy Corp.	24,297
1,800	@	Dynegy, Inc. - Class A	16,632
3,680		Edison International	204,056
900		Entergy Corp.	97,461
1,300		Exelon Corp.	97,968
850		FirstEnergy Corp.	53,839
2,100		FPL Group, Inc.	127,848
840		PG&E Corp.	40,152
1,100		PPL Corp.	50,930
400		Progress Energy, Inc.	18,740
1,100		Public Service Enterprise Group, Inc.	96,789

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Electric (continued)
820		TXU Corp.	$56,145
			1,076,735
		Electrical Components & Equipment: 0.4%
2,500		Emerson Electric Co.	133,050
			133,050
		Electronics: 0.7%
1,030	@	Agilent Technologies, Inc.	37,986
600		Jabil Circuit, Inc.	13,704
700		Tektronix, Inc.	19,418
1,480	@	Thermo Electron Corp.	85,426
1,200		Tyco Electronics Ltd.	42,516
290	@	Waters Corp.	19,407
			218,457
		Engineering & Construction: 0.1%
200		Fluor Corp.	28,796
			28,796
		Entertainment: 0.1%
850		International Game Technology	36,635
			36,635
		Environmental Control: 0.3%
1,300	@	Allied Waste Industries, Inc.	16,575
2,280		Waste Management, Inc.	86,047
			102,622
		Food: 1.4%
1,100		Campbell Soup Co.	40,700
1,380		General Mills, Inc.	80,054
2,850		HJ Heinz Co.	131,670
700		Kellogg Co.	39,200
669		Kraft Foods, Inc.	23,087
1,710		Kroger Co.	48,769
1,000		Safeway, Inc.	33,110
400		Sysco Corp.	14,236
300		Whole Foods Market, Inc.	14,688
600		WM Wrigley Jr. Co.	38,538
			464,052
		Forest Products & Paper: 0.2%
1,100		International Paper Co.	39,457
400		Weyerhaeuser Co.	28,920
			68,377
		Hand/Machine Tools: 0.2%
400		Black & Decker Corp.	33,320
460		Snap-On, Inc.	22,788
410		Stanley Works	23,013
			79,121
		Healthcare — Products: 2.9%
2,050		Baxter International, Inc.	115,374
900	@, @@	Covidien Ltd.	37,350
400		CR Bard, Inc.	35,276
7,450		Johnson & Johnson	489,465
2,700		Medtronic, Inc.	152,307
1,000	@	St. Jude Medical, Inc.	44,070
600		Stryker Corp.	41,256
300	@	Varian Medical Systems, Inc.	12,567
400	@	Zimmer Holdings, Inc.	32,396
			960,061
		Healthcare — Services: 1.4%
1,060		Aetna, Inc.	57,526
565	@	Coventry Health Care, Inc.	35,149
450	@	Humana, Inc.	31,446
600	@	Laboratory Corp. of America Holdings	46,938
3,620		UnitedHealth Group, Inc.	175,317
1,340	@	WellPoint, Inc.	105,753
			452,129
		Home Builders: 0.1%
600		Centex Corp.	15,942
600		KB Home	15,036
400		Lennar Corp.	9,060
			40,038
		Home Furnishings: 0.1%
100		Harman International Industries, Inc.	8,652
200		Whirlpool Corp.	17,820
			26,472
		Hotels: 0.1%
900		Host Hotels & Resorts, Inc.	20,196
			20,196
		Household Products/Wares: 0.3%
200		Clorox Co.	12,198
1,400		Kimberly-Clark Corp.	98,364
			110,562
		Housewares: 0.1%
1,000		Newell Rubbermaid, Inc.	28,820
			28,820

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Insurance: 5.1%
690	@@	ACE Ltd.	$41,793
1,150		Aflac, Inc.	65,596
3,620		Allstate Corp.	207,028
450		AMBAC Financial Group, Inc.	28,310
7,020		American International Group, Inc.	474,903
850		AON Corp.	38,089
400		Assurant, Inc.	21,400
1,230		Chubb Corp.	65,977
1,120		Cigna Corp.	59,685
600		Genworth Financial, Inc.	18,438
510		Hartford Financial Services Group, Inc.	47,201
690		Lincoln National Corp.	45,519
750		MBIA, Inc.	45,788
2,220		Metlife, Inc.	154,801
890		MGIC Investment Corp.	28,756
610		Principal Financial Group, Inc.	38,485
1,970		Progressive Corp.	38,238
1,330		Prudential Financial, Inc.	129,781
270		Safeco Corp.	16,529
380		Torchmark Corp.	23,682
1,340		Travelers Cos., Inc.	67,456
600	@@	XL Capital Ltd.	47,520
			1,704,975
		Internet: 1.9%
650	@	Amazon.com, Inc.	60,548
3,580	@	eBay, Inc.	139,692
550	@	Google, Inc. - Class A	311,999
700	@	IAC/InterActiveCorp.	20,769
2,298	@	Symantec Corp.	44,535
1,700	@	Yahoo!, Inc.	45,628
			623,171
		Iron/Steel: 0.3%
200		Allegheny Technologies, Inc.	21,990
700		Nucor Corp.	41,629
350		United States Steel Corp.	37,079
			100,698
		Leisure Time: 0.1%
860		Carnival Corp.	41,650
			41,650
		Lodging: 0.4%
400		Harrah’s Entertainment, Inc.	34,772
900		Hilton Hotels Corp.	41,841
1,100		Marriott International, Inc.	47,817
360		Starwood Hotels & Resorts Worldwide, Inc.	21,870
			146,300
		Machinery — Construction & Mining: 0.4%
1,450		Caterpillar, Inc.	113,724
300	@	Terex Corp.	26,706
			140,430
		Machinery — Diversified: 0.7%
500		Cummins, Inc.	63,945
800		Deere & Co.	118,736
580		Rockwell Automation, Inc.	40,316
			222,997
		Media: 2.3%
2,060		CBS Corp. - Class B	64,890
1,200		Clear Channel Communications, Inc.	44,928
1,900	@	Comcast Corp. - Class A	45,942
3,900	@	DIRECTV Group, Inc.	94,692
880		McGraw-Hill Cos., Inc.	44,801
5,000		News Corp. - Class A	109,950
2,500		Time Warner, Inc.	45,900
2,100	@	Viacom - Class B	81,837
6,580		Walt Disney Co.	226,286
			759,226
		Mining: 0.5%
500		Alcoa, Inc.	19,560
1,321		Freeport-McMoRan Copper & Gold, Inc.	138,560
			158,120
		Miscellaneous Manufacturing: 5.0%
1,690		3M Co.	158,150
320		Cooper Industries Ltd.	16,349
630		Danaher Corp.	52,107
1,400		Dover Corp.	71,330
1,850		Eastman Kodak Co.	49,506
710		Eaton Corp.	70,318
22,630		General Electric Co.	936,876
1,590		Honeywell International, Inc.	94,557
1,200		Illinois Tool Works, Inc.	71,568
600		ITT Corp.	40,758
500		Parker Hannifin Corp.	55,915

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
200		Textron, Inc.	$12,442
1,100	@@	Tyco International Ltd.	48,774
			1,678,650
		Office/Business Equipment: 0.1%
400		Pitney Bowes, Inc.	18,168
1,650	@	Xerox Corp.	28,611
			46,779
		Oil & Gas: 10.1%
610		Anadarko Petroleum Corp.	32,788
200		Apache Corp.	18,012
800		Chesapeake Energy Corp.	28,208
6,975		Chevron Corp.	652,721
5,301		ConocoPhillips	465,269
1,410		Devon Energy Corp.	117,312
500		ENSCO International, Inc.	28,050
16,440		ExxonMobil Corp.	1,521,686
600		Hess Corp.	39,918
860		Marathon Oil Corp.	49,037
600		Murphy Oil Corp.	41,934
600		Noble Corp.	29,430
2,200		Occidental Petroleum Corp.	140,976
200		Sunoco, Inc.	14,156
600	@	Transocean, Inc.	67,830
1,360		Valero Energy Corp.	91,365
250		XTO Energy, Inc.	15,460
			3,354,152
		Oil & Gas Services: 1.5%
2,300		Halliburton Co.	88,320
500	@	National Oilwell Varco, Inc.	72,250
2,900		Schlumberger Ltd.	304,500
600		Smith International, Inc.	42,840
			507,910
		Packaging & Containers: 0.2%
880		Ball Corp.	47,300
1,150	@	Pactiv Corp.	32,959
			80,259
		Pharmaceuticals: 4.7%
1,150		Abbott Laboratories	61,663
500		Allergan, Inc.	32,235
820		AmerisourceBergen Corp.	37,171
5,300		Bristol-Myers Squibb Co.	152,746
810		Cardinal Health, Inc.	50,649
2,400		Eli Lilly & Co.	136,632
620	@	Express Scripts, Inc.	34,608
1,100	@	Forest Laboratories, Inc.	41,019
1,980	@	Gilead Sciences, Inc.	80,923
600	@	Medco Health Solutions, Inc.	54,234
5,810		Merck & Co., Inc.	300,319
13,030		Pfizer, Inc.	318,323
5,450		Schering-Plough Corp.	172,384
500	@	Watson Pharmaceuticals, Inc.	16,200
1,940		Wyeth	86,427
			1,575,533
		Pipelines: 0.3%
600		Questar Corp.	31,518
1,500		Spectra Energy Corp.	36,720
1,090		Williams Cos., Inc.	37,125
			105,363
		Retail: 4.8%
400	@	Autozone, Inc.	46,456
400	@	Bed Bath & Beyond, Inc.	13,648
1,185		Best Buy Co., Inc.	54,534
1,300	@	Big Lots, Inc.	38,792
1,390		Costco Wholesale Corp.	85,304
4,186		CVS Caremark Corp.	165,891
440		Darden Restaurants, Inc.	18,418
1,750		Family Dollar Stores, Inc.	46,480
1,440		Gap, Inc.	26,554
3,010		Home Depot, Inc.	97,644
610		JC Penney Co., Inc.	38,656
500	@	Kohl’s Corp.	28,665
4,540		Lowe’s Cos., Inc.	127,211
3,230		McDonald’s Corp.	175,938
700		Nordstrom, Inc.	32,823
700		RadioShack Corp.	14,462
90	@	Sears Holding Corp.	11,448
1,095		Staples, Inc.	23,532
1,630	@	Starbucks Corp.	42,706
2,180		Target Corp.	138,583
1,790		TJX Cos., Inc.	52,035
600		Walgreen Co.	28,344
5,430		Wal-Mart Stores, Inc.	237,020

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
600		Wendy’s International, Inc.	$20,946
1,180		Yum! Brands, Inc.	39,919
			1,606,009
		Savings & Loans: 0.7%
4,000		Hudson City Bancorp., Inc.	61,520
4,366		Washington Mutual, Inc.	154,163
			215,683
		Semiconductors: 2.4%
990		Altera Corp.	23,839
430		Analog Devices, Inc.	15,549
4,110		Applied Materials, Inc.	85,077
900	@	Broadcom Corp.	32,796
15,530		Intel Corp.	401,606
400		KLA-Tencor Corp.	22,312
500	@	MEMC Electronic Materials, Inc.	29,430
1,150		National Semiconductor Corp.	31,188
650	@	Novellus Systems, Inc.	17,719
1,275	@	Nvidia Corp.	46,206
1,000	@	Teradyne, Inc.	13,800
2,000		Texas Instruments, Inc.	73,180
750		Xilinx, Inc.	19,605
			812,307
		Software: 3.5%
450	@	Adobe Systems, Inc.	19,647
870	@	Autodesk, Inc.	43,474
1,160		Automatic Data Processing, Inc.	53,279
1,030	@	BMC Software, Inc.	32,167
4,140		CA, Inc.	106,481
300	@	Electronic Arts, Inc.	16,797
390	@	Fiserv, Inc.	19,835
1,220	@	Intuit, Inc.	36,966
20,360		Microsoft Corp.	599,806
2,100	@	Novell, Inc.	16,044
8,870	@	Oracle Corp.	192,036
610		Paychex, Inc.	25,010
			1,161,542
		Telecommunications: 6.6%
700		Alltel Corp.	48,776
15,314		AT&T, Inc.	647,935
1,230	@	Avaya, Inc.	20,861
1,160		CenturyTel, Inc.	53,615
400	@	Ciena Corp.	15,232
16,300	@	Cisco Systems, Inc.	539,693
3,890		Corning, Inc.	95,889
651		Embarq Corp.	36,196
1,100	@	Juniper Networks, Inc.	40,271
4,840		Motorola, Inc.	89,685
4,970		Qualcomm, Inc.	210,032
4,600	@	Qwest Communications International, Inc.	42,136
5,483		Sprint Nextel Corp.	104,177
5,750		Verizon Communications, Inc.	254,610
			2,199,108
		Toys/Games/Hobbies: 0.1%
700		Hasbro, Inc.	19,516
			19,516
		Transportation: 1.1%
300		CH Robinson Worldwide, Inc.	16,287
1,900		CSX Corp.	81,187
110		FedEx Corp.	11,523
2,190		Norfolk Southern Corp.	113,683
900		Union Pacific Corp.	101,754
600		United Parcel Service, Inc. - Class B	45,060
			369,494
		Warehouse/Industrial: 0.1%
600		Prologis	39,810
			39,810
		Total Common Stock
		(Cost $30,715,215)	32,144,984

Principal Amount			Value
U.S. TREASURY OBLIGATIONS: 2.4%
		U.S. Treasury STRIP: 2.4%
$925,000	^	4.060%, due 08/15/11	$791,679

		Total U.S. Treasury Obligations
		(Cost $798,618)	791,679

		Total Long-Term Investments
		(Cost $31,513,833)	32,936,663

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
SHORT-TERM INVESTMENTS: 1.2%
		Mutual Fund: 0.8%
250,000	**	ING Institutional Prime Money Market Fund	$250,000

		Total Mutual Fund
		(Cost $250,000)	250,000

Principal Amount			Value
	Repurchase Agreement: 0.4%
$147,000	Morgan Stanley Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $147,060 to be received upon repurchase (Collateralized by $155,000 Federal National Mortgage Association, Discount Note, Market Value $154,458, due 10/26/07)		$147,000

	Total Repurchase Agreement
	(Cost $147,000)		147,000

	Total Short-Term Investments
	(Cost $397,000)		397,000

	Total Investments in Securities
	(Cost $31,910,833)	100.1%	$33,333,663
	Other Assets and Liabilities — Net	(0.1)	(30,076)
	Net Assets	100.0%	$33,303,587

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest Only (IO) Security

*	Cost for federal income tax purposes is $32,504,999.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$1,461,644
	Gross Unrealized Depreciation	(632,980)
	Net Unrealized Appreciation	$828,664

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 80.0%
		Advertising: 0.4%
4,800	@	Interpublic Group of Cos., Inc.	$49,824
4,252		Omnicom Group	204,479
			254,303
		Aerospace/Defense: 2.3%
2,939		Boeing Co.	308,566
2,100		General Dynamics Corp.	177,387
500		Goodrich Corp.	34,115
799		L-3 Communications Holdings, Inc.	81,610
3,125		Lockheed Martin Corp.	339,031
1,359		Northrop Grumman Corp.	106,002
2,152		Raytheon Co.	137,341
4,730		United Technologies Corp.	380,670
			1,564,722
		Agriculture: 1.2%
8,160		Altria Group, Inc.	567,365
2,113		Archer-Daniels-Midland Co.	69,898
796		Reynolds American, Inc.	50,618
2,580		UST, Inc.	127,968
			815,849
		Apartments: 0.1%
730		Archstone-Smith Trust	43,902
			43,902
		Apparel: 0.7%
4,378	@	Coach, Inc.	206,948
3,248		Nike, Inc.	190,528
1,000		Polo Ralph Lauren Corp.	77,750
			475,226
		Auto Manufacturers: 0.4%
7,301	@	Ford Motor Co.	61,985
2,100		General Motors Corp.	77,070
1,370		Paccar, Inc.	116,793
			255,848
		Auto Parts & Equipment: 0.0%
277		Johnson Controls, Inc.	32,716
			32,716
		Banks: 4.2%
18,769		Bank of America Corp.	943,518
1,680		BB&T Corp.	67,855
1,371		Capital One Financial Corp.	91,076
2,021		Comerica, Inc.	103,637
1,700		Fifth Third Bancorp.	57,596
2,741		Huntington Bancshares, Inc.	46,542
2,604		Keycorp.	84,187
1,300		Marshall & Ilsley Corp.	56,901
2,222		National City Corp.	55,750
575		PNC Financial Services Group, Inc.	39,158
3,810		Regions Financial Corp.	112,319
1,338		State Street Corp.	91,198
1,031		SunTrust Bank	78,016
9,055		Wachovia Corp.	454,108
14,834		Wells Fargo & Co.	528,387
			2,810,248
		Beverages: 2.0%
5,605		Anheuser-Busch Cos., Inc.	280,194
7,343		Coca-Cola Co.	422,002
2,247		Pepsi Bottling Group, Inc.	83,521
7,177		PepsiCo, Inc.	525,787
			1,311,504
		Biotechnology: 0.8%
4,218	@	Amgen, Inc.	238,612
1,560	@	Biogen Idec, Inc.	103,475
1,360	@	Celgene Corp.	96,982
1,012	@	Genzyme Corp.	62,704
			501,773
		Building Materials: 0.2%
700		American Standard Cos., Inc.	24,934
3,383		Masco Corp.	78,384
			103,318
		Chemicals: 1.4%
362		Air Products & Chemicals, Inc.	35,389
2,792		Dow Chemical Co.	120,224
900		Ecolab, Inc.	42,480
2,480		EI DuPont de Nemours & Co.	122,909
1,055		International Flavors & Fragrances, Inc.	55,767

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
2,738		Monsanto Co.	$234,756
1,153		PPG Industries, Inc.	87,109
1,300		Praxair, Inc.	108,888
593		Sherwin-Williams Co.	38,966
2,400		Sigma-Aldrich Corp.	116,976
			963,464
		Coal: 0.1%
900		Peabody Energy Corp.	43,083
			43,083
		Commercial Services: 0.5%
660	@	Apollo Group, Inc. - Class A	39,699
983		Equifax, Inc.	37,472
1,434		McKesson Corp.	84,305
1,176		Moody’s Corp.	59,270
1,074		Robert Half International, Inc.	32,070
3,657		Western Union Co.	76,687
			329,503
		Computers: 4.1%
400	@	Affiliated Computer Services, Inc.	20,096
3,600	@	Apple, Inc.	552,744
600	@	Cognizant Technology Solutions Corp.	47,862
716	@	Computer Sciences Corp.	40,024
13,923	@	Dell, Inc.	384,275
9,853	@	EMC Corp.	204,942
12,353		Hewlett-Packard Co.	615,056
5,670		International Business Machines Corp.	667,926
827	@	Lexmark International, Inc.	34,345
1,062	@	Network Appliance, Inc.	28,578
1,080	@	Sandisk Corp.	59,508
12,320	@	Sun Microsystems, Inc.	69,115
			2,724,471
		Cosmetics/Personal Care: 1.6%
2,308		Colgate-Palmolive Co.	164,607
13,218		Procter & Gamble Co.	929,754
			1,094,361
		Distribution/Wholesale: 0.1%
600		Genuine Parts Co.	30,000
445		WW Grainger, Inc.	40,580
			70,580
		Diversified: 0.0%
300		Vornado Realty Trust	32,805
			32,805
		Diversified Financial Services: 6.1%
4,598		American Express Co.	272,983
1,075		Ameriprise Financial, Inc.	67,843
486		Bear Stearns Cos., Inc.	59,686
4,440		Charles Schwab Corp.	95,904
1,206		CIT Group, Inc.	48,481
20,255		Citigroup, Inc.	945,301
190		CME Group, Inc.	111,597
2,240		Countrywide Financial Corp.	42,582
2,762	@	Discover Financial Services	57,450
1,500	@	E*Trade Financial Corp.	19,590
3,198		Fannie Mae	194,470
416		Franklin Resources, Inc.	53,040
580		Freddie Mac	34,226
1,916		Goldman Sachs Group, Inc.	415,274
1,300		Janus Capital Group, Inc.	36,764
15,640		JPMorgan Chase & Co.	716,625
500		Legg Mason, Inc.	42,145
1,794		Lehman Brothers Holdings, Inc.	110,744
5,082		Merrill Lynch & Co., Inc.	362,245
4,425		Morgan Stanley	278,775
1,598		SLM Corp.	79,373
			4,045,098
		Electric: 2.8%
1,615		American Electric Power Co., Inc.	74,419
1,005		Constellation Energy Group, Inc.	86,219
600		Dominion Resources, Inc.	50,580
2,300		DTE Energy Co.	111,412
2,800		Duke Energy Corp.	52,332
3,300	@	Dynegy, Inc. - Class A	30,492
5,690		Edison International	315,511
1,900		Entergy Corp.	205,751
2,300		Exelon Corp.	173,328
1,752		FirstEnergy Corp.	110,972
3,400		FPL Group, Inc.	206,992
1,502		PG&E Corp.	71,796
1,600		PPL Corp.	74,080
700		Progress Energy, Inc.	32,795
1,938		Public Service Enterprise Group, Inc.	170,525
1,552		TXU Corp.	106,265
			1,873,469

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment: 0.3%
4,142		Emerson Electric Co.	$220,437
			220,437
		Electronics: 0.6%
1,776	@	Agilent Technologies, Inc.	65,499
1,100		Jabil Circuit, Inc.	25,124
1,300		Tektronix, Inc.	36,062
2,247	@	Thermo Electron Corp.	129,697
2,300		Tyco Electronics Ltd.	81,489
522	@	Waters Corp.	34,932
			372,803
		Engineering & Construction: 0.1%
300		Fluor Corp.	43,194
			43,194
		Entertainment: 0.1%
1,610		International Game Technology	69,391
			69,391
		Environmental Control: 0.3%
2,400	@	Allied Waste Industries, Inc.	30,600
4,079		Waste Management, Inc.	153,941
			184,541
		Food: 1.2%
2,021		Campbell Soup Co.	74,777
2,046		General Mills, Inc.	118,688
4,688		HJ Heinz Co.	216,586
1,400		Kellogg Co.	78,400
1,169		Kraft Foods, Inc.	40,342
3,352		Kroger Co.	95,599
1,660		Safeway, Inc.	54,963
700		Sysco Corp.	24,913
560		Whole Foods Market, Inc.	27,418
1,200		WM Wrigley Jr. Co.	77,076
			808,762
		Forest Products & Paper: 0.2%
2,240		International Paper Co.	80,349
600		Weyerhaeuser Co.	43,380
			123,729
		Hand/Machine Tools: 0.2%
526		Black & Decker Corp.	43,816
959		Snap-On, Inc.	47,509
908		Stanley Works	50,966
			142,291
		Healthcare — Products: 2.3%
2,943		Baxter International, Inc.	165,632
1,500	@, @@	Covidien Ltd.	62,250
800		CR Bard, Inc.	70,552
11,759		Johnson & Johnson	772,566
4,100		Medtronic, Inc.	231,281
1,700	@	St. Jude Medical, Inc.	74,919
1,000		Stryker Corp.	68,760
500	@	Varian Medical Systems, Inc.	20,945
520	@	Zimmer Holdings, Inc.	42,115
			1,509,020
		Healthcare — Services: 1.2%
2,084		Aetna, Inc.	113,099
900	@	Coventry Health Care, Inc.	55,989
976	@	Humana, Inc.	68,203
1,254	@	Laboratory Corp. of America Holdings	98,100
5,770		UnitedHealth Group, Inc.	279,441
2,148	@	WellPoint, Inc.	169,520
			784,352
		Home Builders: 0.1%
1,100		Centex Corp.	29,227
1,100		KB Home	27,566
700		Lennar Corp.	15,855
			72,648
		Home Furnishings: 0.1%
340		Harman International Industries, Inc.	29,417
340		Whirlpool Corp.	30,294
			59,711
		Hotels: 0.1%
1,700		Host Hotels & Resorts, Inc.	38,148
			38,148
		Household Products/Wares: 0.3%
500		Clorox Co.	30,495
2,304		Kimberly-Clark Corp.	161,879
			192,374
		Housewares: 0.1%
1,600		Newell Rubbermaid, Inc.	46,112
			46,112

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Insurance: 4.3%
1,439	@@	ACE Ltd.	$87,160
1,656		Aflac, Inc.	94,458
5,664		Allstate Corp.	323,924
455		AMBAC Financial Group, Inc.	28,624
11,543		American International Group, Inc.	780,884
1,680		AON Corp.	75,281
1,000		Assurant, Inc.	53,500
2,084		Chubb Corp.	111,786
1,439		Cigna Corp.	76,684
1,080		Genworth Financial, Inc.	33,188
822		Hartford Financial Services Group, Inc.	76,076
1,470		Lincoln National Corp.	96,976
1,393		MBIA, Inc.	85,043
3,472		Metlife, Inc.	242,103
1,513		MGIC Investment Corp.	48,885
1,476		Principal Financial Group, Inc.	93,121
3,432		Progressive Corp.	66,615
1,843		Prudential Financial, Inc.	179,840
559		Safeco Corp.	34,222
819		Torchmark Corp.	51,040
2,317		Travelers Cos., Inc.	116,638
1,000	@@	XL Capital Ltd.	79,200
			2,835,248
		Internet: 1.5%
1,040	@	Amazon.com, Inc.	96,876
5,764	@	eBay, Inc.	224,911
880	@	Google, Inc. - Class A	499,198
1,400	@	IAC/InterActiveCorp.	41,538
4,041	@	Symantec Corp.	78,315
2,800	@	Yahoo!, Inc.	75,152
			1,015,990
		Iron/Steel: 0.3%
300		Allegheny Technologies, Inc.	32,985
1,534		Nucor Corp.	91,227
593		United States Steel Corp.	62,822
			187,034
		Leisure Time: 0.1%
1,564		Carnival Corp.	75,745
			75,745
		Lodging: 0.4%
800		Harrah’s Entertainment, Inc.	69,544
1,600		Hilton Hotels Corp.	74,384
2,000		Marriott International, Inc.	86,940
565		Starwood Hotels & Resorts Worldwide, Inc.	34,324
			265,192
		Machinery — Construction & Mining: 0.3%
2,380		Caterpillar, Inc.	186,663
500	@	Terex Corp.	44,510
			231,173
		Machinery — Diversified: 0.4%
508		Cummins, Inc.	64,968
1,020		Deere & Co.	151,388
1,038		Rockwell Automation, Inc.	72,151
			288,507
		Media: 1.9%
4,030		CBS Corp. - Class B	126,945
2,140		Clear Channel Communications, Inc.	80,122
3,370	@	Comcast Corp. - Class A	81,487
5,800	@	DIRECTV Group, Inc.	140,824
1,400		McGraw-Hill Cos., Inc.	71,274
7,340		News Corp. - Class A	161,407
4,300		Time Warner, Inc.	78,948
3,200	@	Viacom - Class B	124,704
10,714		Walt Disney Co.	368,454
			1,234,165
		Mining: 0.4%
800		Alcoa, Inc.	31,296
2,136		Freeport-McMoRan Copper & Gold, Inc.	224,045
			255,341
		Miscellaneous Manufacturing: 4.2%
2,650		3M Co.	247,987
586		Cooper Industries Ltd.	29,939
972		Danaher Corp.	80,394
2,400		Dover Corp.	122,280
3,540		Eastman Kodak Co.	94,730
1,078		Eaton Corp.	106,765
36,963		General Electric Co.	1,530,260
3,186		Honeywell International, Inc.	189,471
1,900		Illinois Tool Works, Inc.	113,316
1,064		ITT Corp.	72,278
826		Parker Hannifin Corp.	92,372
700		Textron, Inc.	43,547

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
1,800	@@	Tyco International Ltd.	$79,812
			2,803,151
		Office/Business Equipment: 0.1%
700		Pitney Bowes, Inc.	31,794
3,867	@	Xerox Corp.	67,054
			98,848
		Oil & Gas: 8.3%
942		Anadarko Petroleum Corp.	50,633
300		Apache Corp.	27,018
1,600		Chesapeake Energy Corp.	56,416
11,681		Chevron Corp.	1,093,108
8,472		ConocoPhillips	743,587
2,440		Devon Energy Corp.	203,008
1,100		ENSCO International, Inc.	61,710
26,695		ExxonMobil Corp.	2,470,889
1,200		Hess Corp.	79,836
1,554		Marathon Oil Corp.	88,609
800		Murphy Oil Corp.	55,912
1,000		Noble Corp.	49,050
3,464		Occidental Petroleum Corp.	221,973
300		Sunoco, Inc.	21,234
1,200	@	Transocean, Inc.	135,660
2,366		Valero Energy Corp.	158,948
460		XTO Energy, Inc.	28,446
			5,546,037
		Oil & Gas Services: 1.2%
3,464		Halliburton Co.	133,018
800	@	National Oilwell Varco, Inc.	115,600
4,740		Schlumberger Ltd.	497,700
1,100		Smith International, Inc.	78,540
			824,858
		Packaging & Containers: 0.2%
1,436		Ball Corp.	77,185
1,700	@	Pactiv Corp.	48,722
			125,907
		Pharmaceuticals: 4.0%
1,940		Abbott Laboratories	104,023
900		Allergan, Inc.	58,023
1,366		AmerisourceBergen Corp.	61,921
7,900		Bristol-Myers Squibb Co.	227,678
1,403		Cardinal Health, Inc.	87,730
3,700		Eli Lilly & Co.	210,641
1,220	@	Express Scripts, Inc.	68,100
1,603	@	Forest Laboratories, Inc.	59,776
3,442	@	Gilead Sciences, Inc.	140,675
1,200	@	Medco Health Solutions, Inc.	108,468
9,501		Merck & Co., Inc.	491,107
24,735		Pfizer, Inc.	604,276
8,920		Schering-Plough Corp.	282,140
1,000	@	Watson Pharmaceuticals, Inc.	32,400
3,434		Wyeth	152,985
			2,689,943
		Pipelines: 0.3%
900		Questar Corp.	47,277
2,800		Spectra Energy Corp.	68,544
2,408		Williams Cos., Inc.	82,016
			197,837
		Retail: 4.0%
470	@	Autozone, Inc.	54,586
800	@	Bed Bath & Beyond, Inc.	27,296
1,635		Best Buy Co., Inc.	75,243
2,100	@	Big Lots, Inc.	62,664
2,334		Costco Wholesale Corp.	143,238
6,635		CVS Caremark Corp.	262,945
957		Darden Restaurants, Inc.	40,060
2,840		Family Dollar Stores, Inc.	75,430
2,503		Gap, Inc.	46,155
5,441		Home Depot, Inc.	176,506
1,084		JC Penney Co., Inc.	68,693
910	@	Kohl’s Corp.	52,170
7,586		Lowe’s Cos., Inc.	212,560
5,675		McDonald’s Corp.	309,117
1,202		Nordstrom, Inc.	56,362
1,300		RadioShack Corp.	26,858
200	@	Sears Holding Corp.	25,440
1,132		Staples, Inc.	24,327
2,644	@	Starbucks Corp.	69,273
3,354		Target Corp.	213,214
2,608		TJX Cos., Inc.	75,815
1,000		Walgreen Co.	47,240
8,980		Wal-Mart Stores, Inc.	391,977
1,200		Wendy’s International, Inc.	41,892

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
2,252		Yum! Brands, Inc.	$76,185
			2,655,246
		Savings & Loans: 0.5%
7,000		Hudson City Bancorp., Inc.	107,660
6,954		Washington Mutual, Inc.	245,546
			353,206
		Semiconductors: 2.0%
1,292		Altera Corp.	31,111
1,102		Analog Devices, Inc.	39,848
6,645		Applied Materials, Inc.	137,552
900	@	Broadcom Corp.	32,796
25,114		Intel Corp.	649,448
700		KLA-Tencor Corp.	39,046
1,100	@	MEMC Electronic Materials, Inc.	64,746
2,191		National Semiconductor Corp.	59,420
1,250	@	Novellus Systems, Inc.	34,075
2,250	@	Nvidia Corp.	81,540
1,850	@	Teradyne, Inc.	25,530
3,700		Texas Instruments, Inc.	135,383
1,360		Xilinx, Inc.	35,550
			1,366,045
		Software: 2.9%
816	@	Adobe Systems, Inc.	35,627
1,522	@	Autodesk, Inc.	76,054
1,981		Automatic Data Processing, Inc.	90,987
1,625	@	BMC Software, Inc.	50,749
7,351		CA, Inc.	189,068
500	@	Electronic Arts, Inc.	27,995
931	@	Fiserv, Inc.	47,351
1,672	@	Intuit, Inc.	50,662
33,164		Microsoft Corp.	977,011
3,900	@	Novell, Inc.	29,796
13,905	@	Oracle Corp.	301,043
1,226		Paychex, Inc.	50,266
			1,926,609
		Telecommunications: 5.4%
1,300		Alltel Corp.	90,584
24,925		AT&T, Inc.	1,054,577
2,264	@	Avaya, Inc.	38,397
2,308		CenturyTel, Inc.	106,676
600	@	Ciena Corp.	22,848
26,545	@	Cisco Systems, Inc.	878,905
5,150		Corning, Inc.	126,948
1,265		Embarq Corp.	70,334
2,200	@	Juniper Networks, Inc.	80,542
7,213		Motorola, Inc.	133,657
8,034		Qualcomm, Inc.	339,517
7,800	@	Qwest Communications International, Inc.	71,448
10,002		Sprint Nextel Corp.	190,038
8,983		Verizon Communications, Inc.	397,767
			3,602,238
		Toys/Games/Hobbies: 0.1%
1,400		Hasbro, Inc.	39,032
			39,032
		Transportation: 0.9%
500		CH Robinson Worldwide, Inc.	27,145
2,764		CSX Corp.	118,106
186		FedEx Corp.	19,484
3,244		Norfolk Southern Corp.	168,396
1,420		Union Pacific Corp.	160,545
1,000		United Parcel Service, Inc. - Class B	75,100
			568,776
		Warehouse/Industrial: 0.1%
1,300		Prologis	86,255
			86,255
		Total Common Stock
		(Cost $50,799,343)	53,286,139

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.5%
		Federal National Mortgage Corporation: 3.5%
$2,840,000	^, Z	4.800%, due 02/12/12	$2,341,901

		Total U.S. Government Agency Obligations
		(Cost $2,375,994)	2,341,901

U.S. TREASURY OBLIGATIONS: 15.9%
		U.S. Treasury STRIP: 15.9%
12,630,000	^	4.170%, due 02/15/12	10,544,749

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of September 30, 2007 (Unaudited) (continued)

Principal Amount				Value
		U.S. Treasury STRIP (continued)
		Total U.S. Treasury Obligations
		(Cost $10,455,979)		$10,544,749

		Total Long-Term Investments
		(Cost $63,631,316)		66,172,789

Shares				Value
SHORT-TERM INVESTMENTS: 0.7%
350,000	**	Mutual Fund: 0.5%
		ING Institutional Prime Money Market Fund		$350,000

		Total Mutual Fund
		(Cost $350,000)		350,000

Principal Amount				Value
		Repurchase Agreement: 0.2%
$117,000		Morgan Stanley Repurchase Agreement dated 09/28/07, 4.901%, due 10/01/07, $117,048 to be received upon repurchase (Collateralized by $120,000 Federal National Mortgage Association, Discount Note, Market Value $119,580, due 10/26/07)		$117,000

		Total Repurchase Agreement
		(Cost $117,000)		117,000

		Total Short-Term Investments
		(Cost $467,000)		467,000

		Total Investments in Securities
		(Cost $64,098,316)	100.1%	$66,639,789
		Other Assets and Liabilities — Net	(0.1)	(43,389)
		Net Assets	100.0%	$66,596,400

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest Only (IO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $65,016,371.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$3,021,344
	Gross Unrealized Depreciation	(1,397,926)
	Net Unrealized Appreciation	$1,623,418

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 79.6%
		Advertising: 0.4%
3,200	@	Interpublic Group of Cos., Inc.	$33,216
3,020		Omnicom Group	145,232
			178,448
		Aerospace/Defense: 2.3%
2,010		Boeing Co.	211,030
1,540		General Dynamics Corp.	130,084
400		Goodrich Corp.	27,292
410		L-3 Communications Holdings, Inc.	41,877
2,050		Lockheed Martin Corp.	222,405
916		Northrop Grumman Corp.	71,448
1,617		Raytheon Co.	103,197
3,340		United Technologies Corp.	268,803
			1,076,136
		Agriculture: 1.3%
5,850		Altria Group, Inc.	406,751
1,630		Archer-Daniels-Midland Co.	53,920
540		Reynolds American, Inc.	34,339
2,160		UST, Inc.	107,136
			602,146
		Apartments: 0.1%
510		Archstone-Smith Trust	30,671
			30,671
		Apparel: 0.7%
3,210	@	Coach, Inc.	151,737
2,420		Nike, Inc.	141,957
600		Polo Ralph Lauren Corp.	46,650
			340,344
		Auto Manufacturers: 0.3%
4,850	@	Ford Motor Co.	41,177
1,100		General Motors Corp.	40,370
790		Paccar, Inc.	67,348
			148,895
		Auto Parts & Equipment: 0.1%
260		Johnson Controls, Inc.	30,709
6		WABCO Holdings, Inc.	281
			30,990
		Banks: 4.1%
12,875		Bank of America Corp.	647,226
1,140		BB&T Corp.	46,045
894		Capital One Financial Corp.	59,388
1,510		Comerica, Inc.	77,433
1,200		Fifth Third Bancorp.	40,656
1,070		Huntington Bancshares, Inc.	18,169
1,750		Keycorp.	56,578
800		Marshall & Ilsley Corp.	35,016
1,260		National City Corp.	31,613
330		PNC Financial Services Group, Inc.	22,473
2,532		Regions Financial Corp.	74,643
930		State Street Corp.	63,389
750		SunTrust Bank	56,753
6,146		Wachovia Corp.	308,222
10,260		Wells Fargo & Co.	365,461
			1,903,065
		Beverages: 1.9%
3,940		Anheuser-Busch Cos., Inc.	196,961
4,900		Coca-Cola Co.	281,603
1,660		Pepsi Bottling Group, Inc.	61,702
4,980		PepsiCo, Inc.	364,835
			905,101
		Biotechnology: 0.7%
3,120	@	Amgen, Inc.	176,498
1,020	@	Biogen Idec, Inc.	67,657
860	@	Celgene Corp.	61,327
560	@	Genzyme Corp.	34,698
			340,180
		Building Materials: 0.1%
500		American Standard Cos., Inc.	17,810
1,860		Masco Corp.	43,096
			60,906
		Chemicals: 1.4%
270		Air Products & Chemicals, Inc.	26,395
1,810		Dow Chemical Co.	77,939
600		Ecolab, Inc.	28,320
1,640		EI DuPont de Nemours & Co.	81,278

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
590		International Flavors & Fragrances, Inc.	$31,187
1,880		Monsanto Co.	161,191
580		PPG Industries, Inc.	43,819
900		Praxair, Inc.	75,384
380		Sherwin-Williams Co.	24,970
1,600		Sigma-Aldrich Corp.	77,984
			628,467
		Coal: 0.1%
600		Peabody Energy Corp.	28,722
			28,722
		Commercial Services: 0.5%
560	@	Apollo Group, Inc. - Class A	33,684
690		Equifax, Inc.	26,303
770		McKesson Corp.	45,268
680		Moody’s Corp.	34,272
570		Robert Half International, Inc.	17,020
2,640		Western Union Co.	55,361
			211,908
		Computers: 4.1%
300	@	Affiliated Computer Services, Inc.	15,072
2,500	@	Apple, Inc.	383,850
400	@	Cognizant Technology Solutions Corp.	31,908
510	@	Computer Sciences Corp.	28,509
9,500	@	Dell, Inc.	262,200
6,660	@	EMC Corp.	138,528
8,510		Hewlett-Packard Co.	423,713
3,970		International Business Machines Corp.	467,666
530	@	Lexmark International, Inc.	22,011
720	@	Network Appliance, Inc.	19,375
660	@	Sandisk Corp.	36,366
9,560	@	Sun Microsystems, Inc.	53,632
			1,882,830
		Cosmetics/Personal Care: 1.6%
1,760		Colgate-Palmolive Co.	125,523
9,103		Procter & Gamble Co.	640,305
			765,828
		Distribution/Wholesale: 0.1%
500		Genuine Parts Co.	25,000
310		WW Grainger, Inc.	28,269
			53,269
		Diversified: 0.1%
300		Vornado Realty Trust	32,805
			32,805
		Diversified Financial Services: 6.1%
3,490		American Express Co.	207,201
634		Ameriprise Financial, Inc.	40,012
320		Bear Stearns Cos., Inc.	39,299
2,480		Charles Schwab Corp.	53,568
930		CIT Group, Inc.	37,386
13,800		Citigroup, Inc.	644,046
140		CME Group, Inc.	82,229
1,620		Countrywide Financial Corp.	30,796
1,730	@	Discover Financial Services	35,984
1,320	@	E*Trade Financial Corp.	17,239
2,400		Fannie Mae	145,944
330		Franklin Resources, Inc.	42,075
360		Freddie Mac	21,244
1,390		Goldman Sachs Group, Inc.	301,269
880		Janus Capital Group, Inc.	24,886
10,680		JPMorgan Chase & Co.	489,358
400		Legg Mason, Inc.	33,716
1,480		Lehman Brothers Holdings, Inc.	91,360
3,500		Merrill Lynch & Co., Inc.	249,480
3,160		Morgan Stanley	199,080
1,220		SLM Corp.	60,597
			2,846,769
		Electric: 2.8%
1,110		American Electric Power Co., Inc.	51,149
630		Constellation Energy Group, Inc.	54,048
400		Dominion Resources, Inc.	33,720
1,400		DTE Energy Co.	67,816
2,200		Duke Energy Corp.	41,118
2,300	@	Dynegy, Inc. - Class A	21,252
4,170		Edison International	231,227
1,100		Entergy Corp.	119,119
1,600		Exelon Corp.	120,576
1,050		FirstEnergy Corp.	66,507
2,300		FPL Group, Inc.	140,024
940		PG&E Corp.	44,932
1,100		PPL Corp.	50,930
500		Progress Energy, Inc.	23,425
1,360		Public Service Enterprise Group, Inc.	119,666

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Electric (continued)
1,340		TXU Corp.	$91,750
			1,277,259
		Electrical Components & Equipment: 0.3%
2,820		Emerson Electric Co.	150,080
			150,080
		Electronics: 0.5%
1,060	@	Agilent Technologies, Inc.	39,093
700		Jabil Circuit, Inc.	15,988
900		Tektronix, Inc.	24,966
1,660	@	Thermo Electron Corp.	95,815
1,225		Tyco Electronics Ltd.	43,402
360	@	Waters Corp.	24,091
			243,355
		Engineering & Construction: 0.1%
200		Fluor Corp.	28,796
			28,796
		Entertainment: 0.1%
1,170		International Game Technology	50,427
			50,427
		Environmental Control: 0.3%
1,700	@	Allied Waste Industries, Inc.	21,675
2,580		Waste Management, Inc.	97,369
			119,044
		Food: 1.2%
1,230		Campbell Soup Co.	45,510
1,650		General Mills, Inc.	95,717
3,220		HJ Heinz Co.	148,764
800		Kellogg Co.	44,800
840		Kraft Foods, Inc.	28,988
2,020		Kroger Co.	57,610
1,280		Safeway, Inc.	42,381
500		Sysco Corp.	17,795
360		Whole Foods Market, Inc.	17,626
800		WM Wrigley Jr. Co.	51,384
			550,575
		Forest Products & Paper: 0.2%
1,280		International Paper Co.	45,914
500		Weyerhaeuser Co.	36,150
			82,064
		Hand/Machine Tools: 0.2%
400		Black & Decker Corp.	33,320
840		Snap-On, Inc.	41,614
570		Stanley Works	31,994
			106,928
		Healthcare — Products: 2.3%
1,980		Baxter International, Inc.	111,434
1,225	@, @@	Covidien Ltd.	50,838
400		CR Bard, Inc.	35,276
8,340		Johnson & Johnson	547,938
3,100		Medtronic, Inc.	174,871
1,100	@	St. Jude Medical, Inc.	48,477
800		Stryker Corp.	55,008
400	@	Varian Medical Systems, Inc.	16,756
380	@	Zimmer Holdings, Inc.	30,776
			1,071,374
		Healthcare — Services: 1.1%
1,360		Aetna, Inc.	73,807
605	@	Coventry Health Care, Inc.	37,637
600	@	Humana, Inc.	41,928
830	@	Laboratory Corp. of America Holdings	64,931
3,960		UnitedHealth Group, Inc.	191,783
1,480	@	WellPoint, Inc.	116,802
			526,888
		Home Builders: 0.1%
800		Centex Corp.	21,256
800		KB Home	20,048
500		Lennar Corp.	11,325
			52,629
		Home Furnishings: 0.1%
220		Harman International Industries, Inc.	19,034
220		Whirlpool Corp.	19,602
			38,636
		Hotels: 0.1%
1,200		Host Hotels & Resorts, Inc.	26,928
			26,928
		Household Products/Wares: 0.3%
300		Clorox Co.	18,297
1,760		Kimberly-Clark Corp.	123,658
			141,955
		Housewares: 0.1%
1,300		Newell Rubbermaid, Inc.	37,466
			37,466

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Insurance: 4.3%
1,060	@@	ACE Ltd.	$64,204
1,400		Aflac, Inc.	79,856
4,000		Allstate Corp.	228,760
300		AMBAC Financial Group, Inc.	18,873
7,950		American International Group, Inc.	537,818
920		AON Corp.	41,225
600		Assurant, Inc.	32,100
1,740		Chubb Corp.	93,334
890		Cigna Corp.	47,428
740		Genworth Financial, Inc.	22,740
590		Hartford Financial Services Group, Inc.	54,605
829		Lincoln National Corp.	54,689
960		MBIA, Inc.	58,608
2,480		Metlife, Inc.	172,930
1,010		MGIC Investment Corp.	32,633
860		Principal Financial Group, Inc.	54,257
2,120		Progressive Corp.	41,149
1,440		Prudential Financial, Inc.	140,515
440		Safeco Corp.	26,937
410		Torchmark Corp.	25,551
1,890		Travelers Cos., Inc.	95,143
600	@@	XL Capital Ltd.	47,520
			1,970,875
		Internet: 1.6%
720	@	Amazon.com, Inc.	67,068
4,050	@	eBay, Inc.	158,031
660	@	Google, Inc. - Class A	374,398
1,000	@	IAC/InterActiveCorp.	29,670
2,675	@	Symantec Corp.	51,842
2,100	@	Yahoo!, Inc.	56,364
			737,373
		Iron/Steel: 0.3%
200		Allegheny Technologies, Inc.	21,990
1,060		Nucor Corp.	63,038
360		United States Steel Corp.	38,138
			123,166
		Leisure Time: 0.1%
1,150		Carnival Corp.	55,695
			55,695
		Lodging: 0.4%
400		Harrah’s Entertainment, Inc.	34,772
1,200		Hilton Hotels Corp.	55,788
1,300		Marriott International, Inc.	56,511
370		Starwood Hotels & Resorts Worldwide, Inc.	22,478
			169,549
		Machinery — Construction & Mining: 0.3%
1,720		Caterpillar, Inc.	134,900
200	@	Terex Corp.	17,804
			152,704
		Machinery — Diversified: 0.5%
480		Cummins, Inc.	61,387
780		Deere & Co.	115,768
670		Rockwell Automation, Inc.	46,572
			223,727
		Media: 1.8%
2,345		CBS Corp. - Class B	73,868
1,280		Clear Channel Communications, Inc.	47,923
2,230	@	Comcast Corp. - Class A	53,921
4,400	@	DIRECTV Group, Inc.	106,832
1,010		McGraw-Hill Cos., Inc.	51,419
5,150		News Corp. - Class A	113,249
2,900		Time Warner, Inc.	53,244
2,400	@	Viacom - Class B	93,528
7,450		Walt Disney Co.	256,206
			850,190
		Mining: 0.4%
600		Alcoa, Inc.	23,472
1,468		Freeport-McMoRan Copper & Gold, Inc.	153,979
			177,451
		Miscellaneous Manufacturing: 4.1%
1,930		3M Co.	180,609
420		Cooper Industries Ltd.	21,458
580		Danaher Corp.	47,972
1,600		Dover Corp.	81,520
2,100		Eastman Kodak Co.	56,196
830		Eaton Corp.	82,203
25,400		General Electric Co.	1,051,550
1,910		Honeywell International, Inc.	113,588
1,100		Illinois Tool Works, Inc.	65,604
580		ITT Corp.	39,399
660		Parker Hannifin Corp.	73,808

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
300		Textron, Inc.	$18,663
1,125	@@	Tyco International Ltd.	49,883
			1,882,453
		Office/Business Equipment: 0.1%
500		Pitney Bowes, Inc.	22,710
1,880	@	Xerox Corp.	32,599
			55,309
		Oil & Gas: 8.3%
620		Anadarko Petroleum Corp.	33,325
200		Apache Corp.	18,012
1,000		Chesapeake Energy Corp.	35,260
8,095		Chevron Corp.	757,530
5,762		ConocoPhillips	505,731
1,680		Devon Energy Corp.	139,776
700		ENSCO International, Inc.	39,270
18,460		ExxonMobil Corp.	1,708,658
800		Hess Corp.	53,224
980		Marathon Oil Corp.	55,880
600		Murphy Oil Corp.	41,934
800		Noble Corp.	39,240
2,380		Occidental Petroleum Corp.	152,510
200		Sunoco, Inc.	14,156
900	@	Transocean, Inc.	101,745
1,880		Valero Energy Corp.	126,298
320		XTO Energy, Inc.	19,789
			3,842,338
		Oil & Gas Services: 1.2%
2,820		Halliburton Co.	108,288
600	@	National Oilwell Varco, Inc.	86,700
3,160		Schlumberger Ltd.	331,800
700		Smith International, Inc.	49,980
			576,768
		Packaging & Containers: 0.2%
1,330		Ball Corp.	71,488
1,360	@	Pactiv Corp.	38,978
			110,466
		Pharmaceuticals: 4.0%
1,520		Abbott Laboratories	81,502
600		Allergan, Inc.	38,682
800		AmerisourceBergen Corp.	36,264
5,900		Bristol-Myers Squibb Co.	170,038
1,020		Cardinal Health, Inc.	63,781
2,500		Eli Lilly & Co.	142,325
720	@	Express Scripts, Inc.	40,190
1,220	@	Forest Laboratories, Inc.	45,494
2,220	@	Gilead Sciences, Inc.	90,731
700	@	Medco Health Solutions, Inc.	63,273
6,420		Merck & Co., Inc.	331,850
16,770		Pfizer, Inc.	409,691
6,140		Schering-Plough Corp.	194,208
700	@	Watson Pharmaceuticals, Inc.	22,680
2,620		Wyeth	116,721
			1,847,430
		Pipelines: 0.3%
700		Questar Corp.	36,771
1,900		Spectra Energy Corp.	46,512
1,430		Williams Cos., Inc.	48,706
			131,989
		Retail: 4.0%
320	@	Autozone, Inc.	37,165
600	@	Bed Bath & Beyond, Inc.	20,472
1,155		Best Buy Co., Inc.	53,153
1,500	@	Big Lots, Inc.	44,760
1,790		Costco Wholesale Corp.	109,852
4,487		CVS Caremark Corp.	177,820
580		Darden Restaurants, Inc.	24,279
2,100		Family Dollar Stores, Inc.	55,776
1,650		Gap, Inc.	30,426
3,720		Home Depot, Inc.	120,677
680		JC Penney Co., Inc.	43,092
670	@	Kohl’s Corp.	38,411
5,180		Lowe’s Cos., Inc.	145,144
4,000		McDonald’s Corp.	217,880
760		Nordstrom, Inc.	35,636
900		RadioShack Corp.	18,594
90	@	Sears Holding Corp.	11,448
835		Staples, Inc.	17,944
1,860	@	Starbucks Corp.	48,732
2,270		Target Corp.	144,304
2,130		TJX Cos., Inc.	61,919
700		Walgreen Co.	33,068
6,220		Wal-Mart Stores, Inc.	271,503

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
900		Wendy’s International, Inc.	$31,419
1,380		Yum! Brands, Inc.	46,685
			1,840,159
		Savings & Loans: 0.5%
4,600		Hudson City Bancorp., Inc.	70,748
4,825		Washington Mutual, Inc.	170,371
			241,119
		Semiconductors: 2.1%
900		Altera Corp.	21,672
850		Analog Devices, Inc.	30,736
5,050		Applied Materials, Inc.	104,535
700	@	Broadcom Corp.	25,508
17,210		Intel Corp.	445,051
500		KLA-Tencor Corp.	27,890
700	@	MEMC Electronic Materials, Inc.	41,202
1,520		National Semiconductor Corp.	41,222
860	@	Novellus Systems, Inc.	23,444
1,710	@	Nvidia Corp.	61,970
1,300	@	Teradyne, Inc.	17,940
2,600		Texas Instruments, Inc.	95,134
920		Xilinx, Inc.	24,049
			960,353
		Software: 2.8%
600	@	Adobe Systems, Inc.	26,196
780	@	Autodesk, Inc.	38,977
1,200		Automatic Data Processing, Inc.	55,116
1,150	@	BMC Software, Inc.	35,915
5,070		CA, Inc.	130,400
300	@	Electronic Arts, Inc.	16,797
610	@	Fiserv, Inc.	31,025
1,120	@	Intuit, Inc.	33,936
22,830		Microsoft Corp.	672,572
2,800	@	Novell, Inc.	21,392
10,160	@	Oracle Corp.	219,964
710		Paychex, Inc.	29,110
			1,311,400
		Telecommunications: 5.4%
900		Alltel Corp.	62,712
17,143		AT&T, Inc.	725,320
1,520	@	Avaya, Inc.	25,779
1,170		CenturyTel, Inc.	54,077
400	@	Ciena Corp.	15,232
18,260	@	Cisco Systems, Inc.	604,589
3,890		Corning, Inc.	95,889
1,061		Embarq Corp.	58,992
1,400	@	Juniper Networks, Inc.	51,254
5,880		Motorola, Inc.	108,956
5,720		Qualcomm, Inc.	241,727
5,600	@	Qwest Communications International, Inc.	51,296
6,143		Sprint Nextel Corp.	116,717
6,400		Verizon Communications, Inc.	283,392
			2,495,932
		Toys/Games/Hobbies: 0.1%
1,000		Hasbro, Inc.	27,880
			27,880
		Transportation: 0.9%
400		CH Robinson Worldwide, Inc.	21,716
2,180		CSX Corp.	93,151
190		FedEx Corp.	19,903
2,320		Norfolk Southern Corp.	120,431
1,040		Union Pacific Corp.	117,582
700		United Parcel Service, Inc. - Class B	52,570
			425,353
		Warehouse/Industrial: 0.1%
700		Prologis	46,445
			46,445
		Total Common Stock
		(Cost $35,239,952)	36,828,008

Principal Amount			Value
U.S. TREASURY OBLIGATIONS: 14.4%
		U.S. Treasury STRIP: 14.4%
$7,975,000	^	4.170%, due 02/15/12	$6,658,304

		Total U.S. Treasury Obligations
		(Cost $6,662,900)	6,658,304
OTHER BONDS: 5.9%
		Foreign Government Bonds: 5.9%
3,300,000	@@, Z	Israel Government International Bond, 4.170%, due 05/15/12	2,731,978

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of September 30, 2007 (Unaudited) (continued)

Principal Amount				Value
		Foreign Government Bonds (continued)

		Total Other Bonds
		(Cost $2,684,658)		$2,731,978

		Total Long-Term Investments
		(Cost $44,587,510)		46,218,290

Shares				Value
SHORT-TERM INVESTMENTS: 0.2%
		Mutual Fund: 0.2%
98,000	**	ING Institutional Prime Money Market Fund		$98,000

		Total Short-Term Investments
		(Cost $98,000)		98,000

		Total Investments in Securities
		(Cost $44,685,510)	100.1%	$46,316,290
		Other Assets and Liabilities — Net	(0.1)	(42,314)
		Net Assets	100.0%	$46,273,976

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest Only (IO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $45,348,572.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$1,813,953
	Gross Unrealized Depreciation	(846,235)
	Net Unrealized Appreciation	$967,718

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 83.1%
		Advertising: 0.4%
2,100	@	Interpublic Group of Cos., Inc.	$21,798
2,020		Omnicom Group	97,142
			118,940
		Aerospace/Defense: 2.5%
1,380		Boeing Co.	144,886
1,030		General Dynamics Corp.	87,004
300		Goodrich Corp.	20,469
300		L-3 Communications Holdings, Inc.	30,642
1,450		Lockheed Martin Corp.	157,311
870		Northrop Grumman Corp.	67,860
1,041		Raytheon Co.	66,437
2,150		United Technologies Corp.	173,032
			747,641
		Agriculture: 1.3%
3,770		Altria Group, Inc.	262,128
1,080		Archer-Daniels-Midland Co.	35,726
420		Reynolds American, Inc.	26,708
1,340		UST, Inc.	66,464
			391,026
		Apartments: 0.1%
420		Archstone-Smith Trust	25,259
			25,259
		Apparel: 0.7%
2,060	@	Coach, Inc.	97,376
1,600		Nike, Inc.	93,856
400		Polo Ralph Lauren Corp.	31,100
			222,332
		Auto Manufacturers: 0.4%
3,130	@	Ford Motor Co.	26,574
1,000		General Motors Corp.	36,700
735		Paccar, Inc.	62,659
			125,933
		Auto Parts & Equipment: 0.1%
190		Johnson Controls, Inc.	22,441
			22,441
		Banks: 4.4%
8,993		Bank of America Corp.	452,078
820		BB&T Corp.	33,120
623		Capital One Financial Corp.	41,386
940		Comerica, Inc.	48,203
650		Fifth Third Bancorp.	22,022
720		Huntington Bancshares, Inc.	12,226
1,330		Keycorp.	42,999
500		Marshall & Ilsley Corp.	21,885
1,150		National City Corp.	28,854
360		PNC Financial Services Group, Inc.	24,516
1,811		Regions Financial Corp.	53,388
580		State Street Corp.	39,533
630		SunTrust Bank	47,672
4,258		Wachovia Corp.	213,539
6,980		Wells Fargo & Co.	248,628
			1,330,049
		Beverages: 2.1%
2,710		Anheuser-Busch Cos., Inc.	135,473
3,460		Coca-Cola Co.	198,846
1,340		Pepsi Bottling Group, Inc.	49,808
3,410		PepsiCo, Inc.	249,817
			633,944
		Biotechnology: 0.8%
2,040	@	Amgen, Inc.	115,403
630	@	Biogen Idec, Inc.	41,788
600	@	Celgene Corp.	42,786
510	@	Genzyme Corp.	31,600
			231,577
		Building Materials: 0.1%
300		American Standard Cos., Inc.	10,686
1,350		Masco Corp.	31,280
			41,966
		Chemicals: 1.5%
200		Air Products & Chemicals, Inc.	19,552
1,600		Dow Chemical Co.	68,896
400		Ecolab, Inc.	18,880
1,130		EI DuPont de Nemours & Co.	56,003
420		International Flavors & Fragrances, Inc.	22,201

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
1,220		Monsanto Co.	$104,603
360		PPG Industries, Inc.	27,198
700		Praxair, Inc.	58,632
320		Sherwin-Williams Co.	21,027
1,100		Sigma-Aldrich Corp.	53,614
			450,606
		Coal: 0.1%
400		Peabody Energy Corp.	19,148
			19,148
		Commercial Services: 0.5%
290	@	Apollo Group, Inc. - Class A	17,444
380		Equifax, Inc.	14,486
770		McKesson Corp.	45,268
440		Moody’s Corp.	22,176
390		Robert Half International, Inc.	11,645
1,610		Western Union Co.	33,762
			144,781
		Computers: 4.3%
200	@	Affiliated Computer Services, Inc.	10,048
1,700	@	Apple, Inc.	261,018
300	@	Cognizant Technology Solutions Corp.	23,931
340	@	Computer Sciences Corp.	19,006
6,450	@	Dell, Inc.	178,020
4,330	@	EMC Corp.	90,064
5,880		Hewlett-Packard Co.	292,765
2,740		International Business Machines Corp.	322,772
320	@	Lexmark International, Inc.	13,290
480	@	Network Appliance, Inc.	12,917
490	@	Sandisk Corp.	26,999
5,580	@	Sun Microsystems, Inc.	31,304
			1,282,134
		Cosmetics/Personal Care: 1.8%
1,220		Colgate-Palmolive Co.	87,010
6,232		Procter & Gamble Co.	438,359
			525,369
		Distribution/Wholesale: 0.1%
300		Genuine Parts Co.	15,000
220		WW Grainger, Inc.	20,062
			35,062
		Diversified: 0.0%
100		Vornado Realty Trust	10,935
			10,935
		Diversified Financial Services: 6.4%
2,390		American Express Co.	141,894
440		Ameriprise Financial, Inc.	27,768
240		Bear Stearns Cos., Inc.	29,474
1,590		Charles Schwab Corp.	34,344
440		CIT Group, Inc.	17,688
9,500		Citigroup, Inc.	443,365
100		CME Group, Inc.	58,735
1,010		Countrywide Financial Corp.	19,200
1,305	@	Discover Financial Services	27,144
780	@	E*Trade Financial Corp.	10,187
1,650		Fannie Mae	100,337
190		Franklin Resources, Inc.	24,225
290		Freddie Mac	17,113
960		Goldman Sachs Group, Inc.	208,070
460		Janus Capital Group, Inc.	13,009
7,400		JPMorgan Chase & Co.	339,068
200		Legg Mason, Inc.	16,858
890		Lehman Brothers Holdings, Inc.	54,940
2,200		Merrill Lynch & Co., Inc.	156,816
2,110		Morgan Stanley	132,930
630		SLM Corp.	31,292
			1,904,457
		Electric: 3.0%
800		American Electric Power Co., Inc.	36,864
460		Constellation Energy Group, Inc.	39,463
300		Dominion Resources, Inc.	25,290
1,000		DTE Energy Co.	48,440
1,400		Duke Energy Corp.	26,166
1,500	@	Dynegy, Inc. - Class A	13,860
2,880		Edison International	159,696
900		Entergy Corp.	97,461
1,100		Exelon Corp.	82,896
870		FirstEnergy Corp.	55,106
1,600		FPL Group, Inc.	97,408
530		PG&E Corp.	25,334
800		PPL Corp.	37,040
300		Progress Energy, Inc.	14,055
920		Public Service Enterprise Group, Inc.	80,951
810		TXU Corp.	55,461
			895,491

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment: 0.3%
1,960		Emerson Electric Co.	$104,311
			104,311
		Electronics: 0.5%
870	@	Agilent Technologies, Inc.	32,086
500		Jabil Circuit, Inc.	11,420
500		Tektronix, Inc.	13,870
930	@	Thermo Electron Corp.	53,680
1,050		Tyco Electronics Ltd.	37,202
240	@	Waters Corp.	16,061
			164,319
		Engineering & Construction: 0.0%
100		Fluor Corp.	14,398
			14,398
		Entertainment: 0.1%
780		International Game Technology	33,618
			33,618
		Environmental Control: 0.3%
1,100	@	Allied Waste Industries, Inc.	14,025
1,720		Waste Management, Inc.	64,913
			78,938
		Food: 1.2%
890		Campbell Soup Co.	32,930
950		General Mills, Inc.	55,110
2,160		HJ Heinz Co.	99,792
600		Kellogg Co.	33,600
554		Kraft Foods, Inc.	19,119
1,410		Kroger Co.	40,213
980		Safeway, Inc.	32,448
300		Sysco Corp.	10,677
340		Whole Foods Market, Inc.	16,646
500		WM Wrigley Jr. Co.	32,115
			372,650
		Forest Products & Paper: 0.2%
900		International Paper Co.	32,283
400		Weyerhaeuser Co.	28,920
			61,203
		Hand/Machine Tools: 0.2%
310		Black & Decker Corp.	25,823
400		Snap-On, Inc.	19,816
420		Stanley Works	23,575
			69,214
		Healthcare — Products: 2.4%
1,290		Baxter International, Inc.	72,601
650	@, @@	Covidien Ltd.	26,975
300		CR Bard, Inc.	26,457
5,750		Johnson & Johnson	377,775
2,000		Medtronic, Inc.	112,820
800	@	St. Jude Medical, Inc.	35,256
400		Stryker Corp.	27,504
300	@	Varian Medical Systems, Inc.	12,567
360	@	Zimmer Holdings, Inc.	29,156
			721,111
		Healthcare — Services: 1.2%
900		Aetna, Inc.	48,843
400	@	Coventry Health Care, Inc.	24,884
380	@	Humana, Inc.	26,554
640	@	Laboratory Corp. of America Holdings	50,067
2,830		UnitedHealth Group, Inc.	137,057
1,070	@	WellPoint, Inc.	84,444
			371,849
		Home Builders: 0.1%
500		Centex Corp.	13,285
500		KB Home	12,530
300		Lennar Corp.	6,795
			32,610
		Home Furnishings: 0.1%
120		Harman International Industries, Inc.	10,382
100		Whirlpool Corp.	8,910
			19,292
		Hotels: 0.1%
900		Host Hotels & Resorts, Inc.	20,196
			20,196
		Household Products/Wares: 0.3%
200		Clorox Co.	12,198
1,300		Kimberly-Clark Corp.	91,338
			103,536
		Housewares: 0.1%
600		Newell Rubbermaid, Inc.	17,292
			17,292

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Insurance: 4.3%
640	@@	ACE Ltd.	$38,765
650		Aflac, Inc.	37,076
2,680		Allstate Corp.	153,269
190		AMBAC Financial Group, Inc.	11,953
5,370		American International Group, Inc.	363,281
610		AON Corp.	27,334
300		Assurant, Inc.	16,050
1,060		Chubb Corp.	56,858
810		Cigna Corp.	43,165
430		Genworth Financial, Inc.	13,214
380		Hartford Financial Services Group, Inc.	35,169
504		Lincoln National Corp.	33,249
640		MBIA, Inc.	39,072
1,370		Metlife, Inc.	95,530
810		MGIC Investment Corp.	26,171
610		Principal Financial Group, Inc.	38,485
1,510		Progressive Corp.	29,309
980		Prudential Financial, Inc.	95,628
220		Safeco Corp.	13,468
390		Torchmark Corp.	24,305
1,100		Travelers Cos., Inc.	55,374
400	@@	XL Capital Ltd.	31,680
			1,278,405
		Internet: 1.6%
580	@	Amazon.com, Inc.	54,027
2,740	@	eBay, Inc.	106,915
390	@	Google, Inc. - Class A	221,235
500	@	IAC/InterActiveCorp.	14,835
1,741	@	Symantec Corp.	33,741
1,400	@	Yahoo!, Inc.	37,576
			468,329
		Iron/Steel: 0.3%
100		Allegheny Technologies, Inc.	10,995
600		Nucor Corp.	35,682
320		United States Steel Corp.	33,901
			80,578
		Leisure Time: 0.1%
630		Carnival Corp.	30,511
			30,511
		Lodging: 0.4%
300		Harrah’s Entertainment, Inc.	26,079
600		Hilton Hotels Corp.	27,894
900		Marriott International, Inc.	39,123
340		Starwood Hotels & Resorts Worldwide, Inc.	20,655
			113,751
		Machinery — Construction & Mining: 0.4%
1,240		Caterpillar, Inc.	97,253
200	@	Terex Corp.	17,804
			115,057
		Machinery — Diversified: 0.4%
300		Cummins, Inc.	38,367
390		Deere & Co.	57,884
290		Rockwell Automation, Inc.	20,158
			116,409
		Media: 2.0%
1,640		CBS Corp. - Class B	51,660
1,020		Clear Channel Communications, Inc.	38,189
1,560	@	Comcast Corp. - Class A	37,721
3,000	@	DIRECTV Group, Inc.	72,840
780		McGraw-Hill Cos., Inc.	39,710
3,810		News Corp. - Class A	83,782
1,900		Time Warner, Inc.	34,884
1,700	@	Viacom - Class B	66,249
5,040		Walt Disney Co.	173,326
			598,361
		Mining: 0.4%
400		Alcoa, Inc.	15,648
987		Freeport-McMoRan Copper & Gold, Inc.	103,526
			119,174
		Miscellaneous Manufacturing: 4.3%
1,290		3M Co.	120,718
340		Cooper Industries Ltd.	17,371
410		Danaher Corp.	33,911
1,200		Dover Corp.	61,140
1,510		Eastman Kodak Co.	40,408
440		Eaton Corp.	43,578
17,400		General Electric Co.	720,357
1,220		Honeywell International, Inc.	72,553
800		Illinois Tool Works, Inc.	47,712
440		ITT Corp.	29,889
340		Parker Hannifin Corp.	38,022
200		Textron, Inc.	12,442

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
850	@@	Tyco International Ltd.	$37,689
			1,275,790
		Office/Business Equipment: 0.1%
300		Pitney Bowes, Inc.	13,626
1,200	@	Xerox Corp.	20,808
			34,434
		Oil & Gas: 8.6%
380		Anadarko Petroleum Corp.	20,425
600		Chesapeake Energy Corp.	21,156
5,377		Chevron Corp.	503,180
4,043		ConocoPhillips	354,854
1,030		Devon Energy Corp.	85,696
500		ENSCO International, Inc.	28,050
12,560		ExxonMobil Corp.	1,162,554
500		Hess Corp.	33,265
760		Marathon Oil Corp.	43,335
500		Murphy Oil Corp.	34,945
600		Noble Corp.	29,430
1,380		Occidental Petroleum Corp.	88,430
100		Sunoco, Inc.	7,078
600	@	Transocean, Inc.	67,830
1,250		Valero Energy Corp.	83,975
210		XTO Energy, Inc.	12,986
			2,577,189
		Oil & Gas Services: 1.3%
2,000		Halliburton Co.	76,800
300	@	National Oilwell Varco, Inc.	43,350
2,170		Schlumberger Ltd.	227,850
600		Smith International, Inc.	42,840
			390,840
		Packaging & Containers: 0.2%
590		Ball Corp.	31,713
990	@	Pactiv Corp.	28,373
			60,086
		Pharmaceuticals: 4.3%
920		Abbott Laboratories	49,330
500		Allergan, Inc.	32,235
640		AmerisourceBergen Corp.	29,011
4,100		Bristol-Myers Squibb Co.	118,162
570		Cardinal Health, Inc.	35,642
1,800		Eli Lilly & Co.	102,474
520	@	Express Scripts, Inc.	29,026
860	@	Forest Laboratories, Inc.	32,069
1,600	@	Gilead Sciences, Inc.	65,392
600	@	Medco Health Solutions, Inc.	54,234
4,500		Merck & Co., Inc.	232,605
11,630		Pfizer, Inc.	284,121
4,250		Schering-Plough Corp.	134,428
500	@	Watson Pharmaceuticals, Inc.	16,200
1,760		Wyeth	78,408
			1,293,337
		Pipelines: 0.3%
500		Questar Corp.	26,265
1,300		Spectra Energy Corp.	31,824
1,220		Williams Cos., Inc.	41,553
			99,642
		Retail: 4.1%
200	@	Autozone, Inc.	23,228
400	@	Bed Bath & Beyond, Inc.	13,648
1,040		Best Buy Co., Inc.	47,861
1,100	@	Big Lots, Inc.	32,824
1,020		Costco Wholesale Corp.	62,597
3,083		CVS Caremark Corp.	122,179
410		Darden Restaurants, Inc.	17,163
1,440		Family Dollar Stores, Inc.	38,246
1,120		Gap, Inc.	20,653
2,510		Home Depot, Inc.	81,424
510		JC Penney Co., Inc.	32,319
380	@	Kohl’s Corp.	21,785
3,420		Lowe’s Cos., Inc.	95,828
2,740		McDonald’s Corp.	149,248
460		Nordstrom, Inc.	21,569
500		RadioShack Corp.	10,330
110	@	Sears Holding Corp.	13,992
460		Staples, Inc.	9,885
1,560	@	Starbucks Corp.	40,872
1,280		Target Corp.	81,370
1,320		TJX Cos., Inc.	38,372
400		Walgreen Co.	18,896
4,250		Wal-Mart Stores, Inc.	185,513
500		Wendy’s International, Inc.	17,455
1,260		Yum! Brands, Inc.	42,626
			1,239,883

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Savings & Loans: 0.6%
3,200		Hudson City Bancorp., Inc.	$49,216
3,280		Washington Mutual, Inc.	115,817
			165,033
		Semiconductors: 2.1%
530		Altera Corp.	12,762
430		Analog Devices, Inc.	15,549
3,140		Applied Materials, Inc.	64,998
400	@	Broadcom Corp.	14,576
11,670		Intel Corp.	301,786
300		KLA-Tencor Corp.	16,734
400	@	MEMC Electronic Materials, Inc.	23,544
1,120		National Semiconductor Corp.	30,374
550	@	Novellus Systems, Inc.	14,993
1,075	@	Nvidia Corp.	38,958
900	@	Teradyne, Inc.	12,420
1,900		Texas Instruments, Inc.	69,521
510		Xilinx, Inc.	13,331
			629,546
		Software: 3.0%
340	@	Adobe Systems, Inc.	14,844
520	@	Autodesk, Inc.	25,984
920		Automatic Data Processing, Inc.	42,256
910	@	BMC Software, Inc.	28,419
3,400		CA, Inc.	87,448
200	@	Electronic Arts, Inc.	11,198
340	@	Fiserv, Inc.	17,292
1,080	@	Intuit, Inc.	32,724
15,600		Microsoft Corp.	459,576
1,800	@	Novell, Inc.	13,752
6,590	@	Oracle Corp.	142,674
430		Paychex, Inc.	17,630
			893,797
		Telecommunications: 5.6%
600		Alltel Corp.	41,808
11,656		AT&T, Inc.	493,165
1,140	@	Avaya, Inc.	19,334
940		CenturyTel, Inc.	43,447
300	@	Ciena Corp.	11,424
12,470	@	Cisco Systems, Inc.	412,882
2,870		Corning, Inc.	70,746
577		Embarq Corp.	32,081
900	@	Juniper Networks, Inc.	32,949
3,320		Motorola, Inc.	61,520
3,740		Qualcomm, Inc.	158,052
3,900	@	Qwest Communications International, Inc.	35,724
4,223		Sprint Nextel Corp.	80,237
4,260		Verizon Communications, Inc.	188,633
			1,682,002
		Toys/Games/Hobbies: 0.0%
500		Hasbro, Inc.	13,940
			13,940
		Transportation: 0.9%
300		CH Robinson Worldwide, Inc.	16,287
1,280		CSX Corp.	54,694
70		FedEx Corp.	7,333
1,390		Norfolk Southern Corp.	72,155
870		Union Pacific Corp.	98,362
400		United Parcel Service, Inc. - Class B	30,040
			278,871
		Warehouse/Industrial: 0.1%
500		Prologis	33,175
			33,175
		Total Common Stock
		(Cost $23,872,015)	24,931,768

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.2%
		Other U.S. Agency Obligations: 2.2%
$821,000	Z	Financing Corp., 4.700%, due 03/26/12	$676,335

		Total U.S. Government Agency Obligations
		(Cost $656,989)	676,335

U.S. TREASURY OBLIGATIONS: 13.8%
		U.S. Treasury STRIP: 13.8%
5,055,000	^	4.180%, due 08/15/12	4,132,235

		Total U.S. Treasury Obligations
		(Cost $4,128,932)	4,132,235

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of September 30, 2007 (Unaudited) (continued)

Principal Amount		Value
	U.S. Treasury STRIP (continued)
	Total Long-Term Investments
	(Cost $28,657,936)	$29,740,338

Shares				Value
SHORT-TERM INVESTMENTS: 1.0%
		Mutual Fund: 0.6%
175,000	**	ING Institutional Prime Money Market Fund		$175,000
		Total Mutual Fund
		(Cost $175,000)		175,000

Principal Amount				Value
		Repurchase Agreement: 0.4%
$114,000		Morgan Stanley Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $114,047 to be received upon repurchase (Collateralized by $120,000 Federal National Mortgage Association, Discount Note, Market Value $119,580, due 10/26/07)		$114,000
		Total Repurchase Agreement
		(Cost $114,000)		114,000
		Total Short-Term Investments
		(Cost $289,000)		289,000
		Total Investments in Securities (Cost $28,946,936)	100.1%	$30,029,338
		Other Assets and Liabilities — Net	(0.1)	(29,591)
		Net Assets	100.0%	$29,999,747

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest Only (IO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $29,370,005.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$1,214,753
	Gross Unrealized Depreciation	(555,420)
	Net Unrealized Appreciation	$659,333

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 78.7%
		Advertising: 0.4%
1,400	@	Interpublic Group of Cos., Inc.	$14,532
1,320		Omnicom Group	63,479
			78,011
		Aerospace/Defense: 2.3%
1,050		Boeing Co.	110,240
620		General Dynamics Corp.	52,371
100		Goodrich Corp.	6,823
260		L-3 Communications Holdings, Inc.	26,556
980		Lockheed Martin Corp.	106,320
400		Northrop Grumman Corp.	31,200
860		Raytheon Co.	54,885
1,490		United Technologies Corp.	119,915
			508,310
		Agriculture: 1.3%
2,730		Altria Group, Inc.	189,817
700		Archer-Daniels-Midland Co.	23,156
180		Reynolds American, Inc.	11,446
1,000		UST, Inc.	49,600
			274,019
		Apartments: 0.1%
240		Archstone-Smith Trust	14,434
			14,434
		Apparel: 0.7%
1,200	@	Coach, Inc.	56,724
1,240		Nike, Inc.	72,738
200		Polo Ralph Lauren Corp.	15,550
			145,012
		Auto Manufacturers: 0.3%
2,320	@	Ford Motor Co.	19,697
700		General Motors Corp.	25,690
325		Paccar, Inc.	27,706
			73,093
		Auto Parts & Equipment: 0.0%
70		Johnson Controls, Inc.	8,268
6		WABCO Holdings, Inc.	281
			8,549
		Banks: 4.4%
6,147		Bank of America Corp.	309,010
1,165		Bank of New York Mellon Corp.	51,423
540		BB&T Corp.	21,811
432		Capital One Financial Corp.	28,698
790		Comerica, Inc.	40,511
400		Fifth Third Bancorp.	13,552
470		Huntington Bancshares, Inc.	7,981
730		Keycorp.	23,601
400		Marshall & Ilsley Corp.	17,508
800		National City Corp.	20,072
190		PNC Financial Services Group, Inc.	12,939
1,369		Regions Financial Corp.	40,358
390		State Street Corp.	26,582
260		SunTrust Bank	19,674
2,921		Wachovia Corp.	146,488
4,960		Wells Fargo & Co.	176,675
			956,883
		Beverages: 2.0%
1,830		Anheuser-Busch Cos., Inc.	91,482
2,410		Coca-Cola Co.	138,503
840		Pepsi Bottling Group, Inc.	31,223
2,270		PepsiCo, Inc.	166,300
			427,508
		Biotechnology: 0.7%
1,400	@	Amgen, Inc.	79,198
430	@	Biogen Idec, Inc.	28,522
400	@	Celgene Corp.	28,524
310	@	Genzyme Corp.	19,208
			155,452
		Building Materials: 0.1%
200		American Standard Cos., Inc.	7,124
980		Masco Corp.	22,707
			29,831
		Chemicals: 1.4%
170		Air Products & Chemicals, Inc.	16,619
890		Dow Chemical Co.	38,323
200		Ecolab, Inc.	9,440

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
800		EI DuPont de Nemours & Co.	$39,648
320		International Flavors & Fragrances, Inc.	16,915
920		Monsanto Co.	78,881
300		PPG Industries, Inc.	22,665
400		Praxair, Inc.	33,504
180		Sherwin-Williams Co.	11,828
800		Sigma-Aldrich Corp.	38,992
			306,815
		Coal: 0.1%
300		Peabody Energy Corp.	14,361
			14,361
		Commercial Services: 0.4%
200	@	Apollo Group, Inc. - Class A	12,030
290		Equifax, Inc.	11,055
440		McKesson Corp.	25,868
220		Moody’s Corp.	11,088
300		Robert Half International, Inc.	8,958
990		Western Union Co.	20,760
			89,759
		Computers: 4.0%
200	@	Affiliated Computer Services, Inc.	10,048
1,200	@	Apple, Inc.	184,248
200	@	Cognizant Technology Solutions Corp.	15,954
210	@	Computer Sciences Corp.	11,739
4,390	@	Dell, Inc.	121,164
2,960	@	EMC Corp.	61,568
3,910		Hewlett-Packard Co.	194,679
1,760		International Business Machines Corp.	207,328
280	@	Lexmark International, Inc.	11,628
260	@	Network Appliance, Inc.	6,997
450	@	Sandisk Corp.	24,795
3,800	@	Sun Microsystems, Inc.	21,318
			871,466
		Cosmetics/Personal Care: 1.7%
840		Colgate-Palmolive Co.	59,909
4,264		Procter & Gamble Co.	299,930
			359,839
		Distribution/Wholesale: 0.1%
200		Genuine Parts Co.	10,000
190		WW Grainger, Inc.	17,326
			27,326
		Diversified: 0.0%
100		Vornado Realty Trust	10,935
			10,935
		Diversified Financial Services: 5.8%
1,480		American Express Co.	87,868
366		Ameriprise Financial, Inc.	23,098
100		Bear Stearns Cos., Inc.	12,281
1,150		Charles Schwab Corp.	24,840
450		CIT Group, Inc.	18,090
6,470		Citigroup, Inc.	301,955
20		CME Group, Inc.	11,747
810		Countrywide Financial Corp.	15,398
775	@	Discover Financial Services	16,120
530	@	E*Trade Financial Corp.	6,922
1,170		Fannie Mae	71,148
90		Franklin Resources, Inc.	11,475
150		Freddie Mac	8,852
600		Goldman Sachs Group, Inc.	130,044
500		Janus Capital Group, Inc.	14,140
5,050		JPMorgan Chase & Co.	231,391
100		Legg Mason, Inc.	8,429
600		Lehman Brothers Holdings, Inc.	37,038
1,710		Merrill Lynch & Co., Inc.	121,889
1,450		Morgan Stanley	91,350
440		SLM Corp.	21,855
			1,265,930
		Electric: 2.8%
460		American Electric Power Co., Inc.	21,197
300		Constellation Energy Group, Inc.	25,737
200		Dominion Resources, Inc.	16,860
800		DTE Energy Co.	38,752
1,100		Duke Energy Corp.	20,559
1,100	@	Dynegy, Inc. - Class A	10,164
1,790		Edison International	99,256
600		Entergy Corp.	64,974
800		Exelon Corp.	60,288
750		FirstEnergy Corp.	47,505
1,100		FPL Group, Inc.	66,968
420		PG&E Corp.	20,076
500		PPL Corp.	23,150
200		Progress Energy, Inc.	9,370

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Electric (continued)
590		Public Service Enterprise Group, Inc.	$51,914
590		TXU Corp.	40,397
			617,167
		Electrical Components & Equipment: 0.3%
1,180		Emerson Electric Co.	62,800
			62,800
		Electronics: 0.6%
420	@	Agilent Technologies, Inc.	15,490
300		Jabil Circuit, Inc.	6,852
400		Tektronix, Inc.	11,096
860	@	Thermo Electron Corp.	49,639
650		Tyco Electronics Ltd.	23,030
210	@	Waters Corp.	14,053
			120,160
		Engineering & Construction: 0.1%
100		Fluor Corp.	14,398
			14,398
		Entertainment: 0.1%
400		International Game Technology	17,240
			17,240
		Environmental Control: 0.3%
800	@	Allied Waste Industries, Inc.	10,200
1,220		Waste Management, Inc.	46,043
			56,243
		Food: 1.2%
730		Campbell Soup Co.	27,010
780		General Mills, Inc.	45,248
1,330		HJ Heinz Co.	61,446
400		Kellogg Co.	22,400
400		Kraft Foods, Inc.	13,804
980		Kroger Co.	27,950
750		Safeway, Inc.	24,833
200		Sysco Corp.	7,118
300		Whole Foods Market, Inc.	14,688
400		WM Wrigley Jr. Co.	25,692
			270,189
		Forest Products & Paper: 0.2%
700		International Paper Co.	25,109
200		Weyerhaeuser Co.	14,460
			39,569
		Hand/Machine Tools: 0.2%
210		Black & Decker Corp.	17,493
300		Snap-On, Inc.	14,862
290		Stanley Works	16,278
			48,633
		Healthcare — Products: 2.3%
940		Baxter International, Inc.	52,903
450	@, @@	Covidien Ltd.	18,675
200		CR Bard, Inc.	17,638
3,960		Johnson & Johnson	260,172
1,300		Medtronic, Inc.	73,333
500	@	St. Jude Medical, Inc.	22,035
400		Stryker Corp.	27,504
200	@	Varian Medical Systems, Inc.	8,378
200	@	Zimmer Holdings, Inc.	16,198
			496,836
		Healthcare — Services: 1.2%
760		Aetna, Inc.	41,245
255	@	Coventry Health Care, Inc.	15,864
230	@	Humana, Inc.	16,072
400	@	Laboratory Corp. of America Holdings	31,292
1,880		UnitedHealth Group, Inc.	91,048
750	@	WellPoint, Inc.	59,190
			254,711
		Home Builders: 0.1%
400		Centex Corp.	10,628
400		KB Home	10,024
300		Lennar Corp.	6,795
			27,447
		Home Furnishings: 0.1%
100		Harman International Industries, Inc.	8,652
80		Whirlpool Corp.	7,128
			15,780
		Hotels: 0.0%
500		Host Hotels & Resorts, Inc.	11,220
			11,220
		Household Products/Wares: 0.3%
100		Clorox Co.	6,099
880		Kimberly-Clark Corp.	61,829
			67,928
		Housewares: 0.1%
500		Newell Rubbermaid, Inc.	14,410
			14,410

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Insurance: 4.1%
460	@@	ACE Ltd.	$27,862
470		Aflac, Inc.	26,809
1,890		Allstate Corp.	108,089
220		AMBAC Financial Group, Inc.	13,840
3,660		American International Group, Inc.	247,599
420		AON Corp.	18,820
300		Assurant, Inc.	16,050
790		Chubb Corp.	42,376
450		Cigna Corp.	23,981
300		Genworth Financial, Inc.	9,219
220		Hartford Financial Services Group, Inc.	20,361
349		Lincoln National Corp.	23,024
450		MBIA, Inc.	27,473
1,190		Metlife, Inc.	82,979
230		MGIC Investment Corp.	7,431
410		Principal Financial Group, Inc.	25,867
1,220		Progressive Corp.	23,680
630		Prudential Financial, Inc.	61,475
130		Safeco Corp.	7,959
230		Torchmark Corp.	14,334
860		Travelers Cos., Inc.	43,292
300	@@	XL Capital Ltd.	23,760
			896,280
		Internet: 1.3%
300	@	Amazon.com, Inc.	27,945
1,870	@	eBay, Inc.	72,967
200	@	Google, Inc. - Class A	113,454
400	@	IAC/InterActiveCorp.	11,868
1,270	@	Symantec Corp.	24,613
1,000	@	Yahoo!, Inc.	26,840
			277,687
		Iron/Steel: 0.3%
100		Allegheny Technologies, Inc.	10,995
460		Nucor Corp.	27,356
240		United States Steel Corp.	25,426
			63,777
		Leisure Time: 0.1%
430		Carnival Corp.	20,825
			20,825
		Lodging: 0.4%
200		Harrah’s Entertainment, Inc.	17,386
400		Hilton Hotels Corp.	18,596
700		Marriott International, Inc.	30,429
230		Starwood Hotels & Resorts Worldwide, Inc.	13,973
			80,384
		Machinery — Construction & Mining: 0.4%
900		Caterpillar, Inc.	70,587
100	@	Terex Corp.	8,902
			79,489
		Machinery — Diversified: 0.4%
180		Cummins, Inc.	23,020
300		Deere & Co.	44,526
290		Rockwell Automation, Inc.	20,158
			87,704
		Media: 1.8%
1,130		CBS Corp. - Class B	35,595
660		Clear Channel Communications, Inc.	24,710
1,100	@	Comcast Corp. - Class A	26,598
1,900	@	DIRECTV Group, Inc.	46,132
420		McGraw-Hill Cos., Inc.	21,382
2,400		News Corp. - Class A	52,776
1,400		Time Warner, Inc.	25,704
1,000	@	Viacom - Class B	38,970
3,470		Walt Disney Co.	119,333
			391,200
		Mining: 0.4%
300		Alcoa, Inc.	11,736
621		Freeport-McMoRan Copper & Gold, Inc.	65,137
			76,873
		Miscellaneous Manufacturing: 4.2%
990		3M Co.	92,644
200		Cooper Industries Ltd.	10,218
320		Danaher Corp.	26,467
900		Dover Corp.	45,855
1,000		Eastman Kodak Co.	26,760
290		Eaton Corp.	28,722
11,910		General Electric Co.	493,064
950		Honeywell International, Inc.	56,497
600		Illinois Tool Works, Inc.	35,784
270		ITT Corp.	18,341

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
280		Parker Hannifin Corp.	$31,312
200		Textron, Inc.	12,442
750	@@	Tyco International Ltd.	33,255
			911,361
		Office/Business Equipment: 0.1%
200		Pitney Bowes, Inc.	9,084
900	@	Xerox Corp.	15,606
			24,690
		Oil & Gas: 8.2%
280		Anadarko Petroleum Corp.	15,050
100		Apache Corp.	9,006
400		Chesapeake Energy Corp.	14,104
3,830		Chevron Corp.	358,411
2,759		ConocoPhillips	242,157
820		Devon Energy Corp.	68,224
300		ENSCO International, Inc.	16,830
8,530		ExxonMobil Corp.	789,537
300		Hess Corp.	19,959
440		Marathon Oil Corp.	25,089
300		Murphy Oil Corp.	20,967
400		Noble Corp.	19,620
1,120		Occidental Petroleum Corp.	71,770
100		Sunoco, Inc.	7,078
300	@	Transocean, Inc.	33,915
930		Valero Energy Corp.	62,477
100		XTO Energy, Inc.	6,184
			1,780,378
		Oil & Gas Services: 1.1%
1,080		Halliburton Co.	41,472
200	@	National Oilwell Varco, Inc.	28,900
1,450		Schlumberger Ltd.	152,250
300		Smith International, Inc.	21,420
			244,042
		Packaging & Containers: 0.2%
580		Ball Corp.	31,175
800	@	Pactiv Corp.	22,928
			54,103
		Pharmaceuticals: 4.0%
800		Abbott Laboratories	42,896
300		Allergan, Inc.	19,341
400		AmerisourceBergen Corp.	18,132
2,900		Bristol-Myers Squibb Co.	83,578
400		Cardinal Health, Inc.	25,012
1,200		Eli Lilly & Co.	68,316
420	@	Express Scripts, Inc.	23,444
460	@	Forest Laboratories, Inc.	17,153
920	@	Gilead Sciences, Inc.	37,600
300	@	Medco Health Solutions, Inc.	27,117
2,930		Merck & Co., Inc.	151,452
7,940		Pfizer, Inc.	193,974
2,850		Schering-Plough Corp.	90,146
400	@	Watson Pharmaceuticals, Inc.	12,960
1,090		Wyeth	48,560
			859,681
		Pipelines: 0.3%
400		Questar Corp.	21,012
900		Spectra Energy Corp.	22,032
750		Williams Cos., Inc.	25,545
			68,589
		Retail: 4.0%
80	@	Autozone, Inc.	9,291
300	@	Bed Bath & Beyond, Inc.	10,236
470		Best Buy Co., Inc.	21,629
750	@	Big Lots, Inc.	22,380
870		Costco Wholesale Corp.	53,392
2,185		CVS Caremark Corp.	86,592
330		Darden Restaurants, Inc.	13,814
1,090		Family Dollar Stores, Inc.	28,950
850		Gap, Inc.	15,674
1,700		Home Depot, Inc.	55,148
350		JC Penney Co., Inc.	22,180
260	@	Kohl’s Corp.	14,906
2,310		Lowe’s Cos., Inc.	64,726
1,870		McDonald’s Corp.	101,859
430		Nordstrom, Inc.	20,163
500		RadioShack Corp.	10,330
50	@	Sears Holding Corp.	6,360
360		Staples, Inc.	7,736
990	@	Starbucks Corp.	25,938
1,080		Target Corp.	68,656
1,010		TJX Cos., Inc.	29,361
300		Walgreen Co.	14,172

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
3,040		Wal-Mart Stores, Inc.	$132,696
400		Wendy’s International, Inc.	13,964
700		Yum! Brands, Inc.	23,681
			873,834
		Savings & Loans: 0.5%
2,300		Hudson City Bancorp., Inc.	35,374
2,286		Washington Mutual, Inc.	80,719
			116,093
		Semiconductors: 2.0%
420		Altera Corp.	10,114
230		Analog Devices, Inc.	8,317
2,200		Applied Materials, Inc.	45,540
300	@	Broadcom Corp.	10,932
8,100		Intel Corp.	209,466
200		KLA-Tencor Corp.	11,156
200	@	MEMC Electronic Materials, Inc.	11,772
720		National Semiconductor Corp.	19,526
500	@	Novellus Systems, Inc.	13,630
760	@	Nvidia Corp.	27,542
800	@	Teradyne, Inc.	11,040
1,100		Texas Instruments, Inc.	40,249
500		Xilinx, Inc.	13,070
			432,354
		Software: 2.8%
210	@	Adobe Systems, Inc.	9,169
310	@	Autodesk, Inc.	15,491
650		Automatic Data Processing, Inc.	29,855
510	@	BMC Software, Inc.	15,927
2,490		CA, Inc.	64,043
230	@	Fiserv, Inc.	11,698
650	@	Intuit, Inc.	19,695
10,540		Microsoft Corp.	310,508
1,400	@	Novell, Inc.	10,696
4,870	@	Oracle Corp.	105,436
370		Paychex, Inc.	15,170
			607,688
		Telecommunications: 5.3%
400		Alltel Corp.	27,872
8,093		AT&T, Inc.	342,415
480	@	Avaya, Inc.	8,141
670		CenturyTel, Inc.	30,967
200	@	Ciena Corp.	7,616
8,450	@	Cisco Systems, Inc.	279,780
1,920		Corning, Inc.	47,328
342		Embarq Corp.	19,015
700	@	Juniper Networks, Inc.	25,627
2,370		Motorola, Inc.	43,916
2,750		Qualcomm, Inc.	116,215
2,900	@	Qwest Communications International, Inc.	26,564
2,890		Sprint Nextel Corp.	54,910
2,940		Verizon Communications, Inc.	130,183
			1,160,549
		Toys/Games/Hobbies: 0.1%
500		Hasbro, Inc.	13,940
			13,940
		Transportation: 0.9%
200		CH Robinson Worldwide, Inc.	10,858
920		CSX Corp.	39,312
70		FedEx Corp.	7,333
1,080		Norfolk Southern Corp.	56,063
460		Union Pacific Corp.	52,008
300		United Parcel Service, Inc. - Class B	22,530
			188,104
		Warehouse/Industrial: 0.1%
300		Prologis	19,905
			19,905
		Total Common Stock
		(Cost $16,458,518)	17,081,794

Principal Amount			Value
U.S. TREASURY OBLIGATIONS: 20.5%
		U.S. Treasury STRIP: 20.5%
$5,445,000	^	4.180%, due 08/15/12	$4,451,042

		Total U.S. Treasury Obligations
		(Cost $4,443,089)	4,451,042

		Total Long-Term Investments
		(Cost $20,901,607)	21,532,836

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
SHORT-TERM INVESTMENTS: 0.9%
		Mutual Fund: 0.3%
75,000	**	ING Institutional Prime Money Market Fund	$75,000

		Total Mutual Fund
		(Cost $75,000)	75,000

Principal Amount			Value
	Repurchase Agreement: 0.6%
$121,000	Morgan Stanley Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $121,049 to be received upon repurchase (Collateralized by $125,000 Federal National Mortgage Association, Discount Note, Market Value $124,563, due 10/26/07)		$121,000

	Total Repurchase Agreement
	(Cost $121,000)		121,000

	Total Short-Term Investments
	(Cost $196,000)		196,000

	Total Investments in Securities
	(Cost $21,097,607)	100.1%	$21,728,836
	Other Assets and Liabilities — Net	(0.1)	(27,780)
	Net Assets	100.0%	$21,701,056

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest Only (IO) Security

*	Cost for federal income tax purposes is $21,461,511.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$649,537
	Gross Unrealized Depreciation	(382,212)
	Net Unrealized Appreciation	$267,325

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 76.1%
		Advertising: 0.4%
1,300	@	Interpublic Group of Cos., Inc.	$13,494
1,260		Omnicom Group	60,593
			74,087
		Aerospace/Defense: 2.3%
900		Boeing Co.	94,491
640		General Dynamics Corp.	54,061
100		Goodrich Corp.	6,823
250		L-3 Communications Holdings, Inc.	25,535
830		Lockheed Martin Corp.	90,047
390		Northrop Grumman Corp.	30,420
740		Raytheon Co.	47,227
1,330		United Technologies Corp.	107,038
			455,642
		Agriculture: 1.2%
2,300		Altria Group, Inc.	159,919
590		Archer-Daniels-Midland Co.	19,517
240		Reynolds American, Inc.	15,262
880		UST, Inc.	43,648
			238,346
		Apartments: 0.1%
180		Archstone-Smith Trust	10,825
			10,825
		Apparel: 0.6%
1,070	@	Coach, Inc.	50,579
980		Nike, Inc.	57,487
200		Polo Ralph Lauren Corp.	15,550
			123,616
		Auto Manufacturers: 0.3%
2,060	@	Ford Motor Co.	17,489
540		General Motors Corp.	19,818
330		Paccar, Inc.	28,133
			65,440
		Auto Parts & Equipment: 0.0%
80		Johnson Controls, Inc.	9,449
6		WABCO Holdings, Inc.	281
			9,730
		Banks: 4.0%
5,322		Bank of America Corp.	267,537
500		BB&T Corp.	20,195
363		Capital One Financial Corp.	24,114
680		Comerica, Inc.	34,870
560		Fifth Third Bancorp.	18,973
490		Huntington Bancshares, Inc.	8,320
600		Keycorp.	19,398
400		Marshall & Ilsley Corp.	17,508
700		National City Corp.	17,563
220		PNC Financial Services Group, Inc.	14,982
960		Regions Financial Corp.	28,301
380		State Street Corp.	25,901
290		SunTrust Bank	21,944
2,549		Wachovia Corp.	127,832
4,220		Wells Fargo & Co.	150,316
			797,754
		Beverages: 1.9%
1,670		Anheuser-Busch Cos., Inc.	83,483
2,050		Coca-Cola Co.	117,814
780		Pepsi Bottling Group, Inc.	28,993
2,060		PepsiCo, Inc.	150,916
			381,206
		Biotechnology: 0.6%
1,050	@	Amgen, Inc.	59,399
420	@	Biogen Idec, Inc.	27,859
350	@	Celgene Corp.	24,959
240	@	Genzyme Corp.	14,870
			127,087
		Building Materials: 0.1%
200		American Standard Cos., Inc.	7,124
930		Masco Corp.	21,548
			28,672
		Chemicals: 1.5%
160		Air Products & Chemicals, Inc.	15,642
730		Dow Chemical Co.	31,434
300		Ecolab, Inc.	14,160
750		EI DuPont de Nemours & Co.	37,170

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
300		International Flavors & Fragrances, Inc.	$15,858
820		Monsanto Co.	70,307
300		PPG Industries, Inc.	22,665
400		Praxair, Inc.	33,504
200		Sherwin-Williams Co.	13,142
900		Sigma-Aldrich Corp.	43,866
			297,748
		Coal: 0.0%
200		Peabody Energy Corp.	9,574
			9,574
		Commercial Services: 0.4%
190	@	Apollo Group, Inc. - Class A	11,429
280		Equifax, Inc.	10,674
400		McKesson Corp.	23,516
190		Moody’s Corp.	9,576
310		Robert Half International, Inc.	9,257
940		Western Union Co.	19,712
			84,164
		Computers: 3.8%
200	@	Affiliated Computer Services, Inc.	10,048
1,000	@	Apple, Inc.	153,540
200	@	Cognizant Technology Solutions Corp.	15,954
240	@	Computer Sciences Corp.	13,416
3,970	@	Dell, Inc.	109,572
2,240	@	EMC Corp.	46,592
3,430		Hewlett-Packard Co.	170,780
1,480		International Business Machines Corp.	174,344
280	@	Lexmark International, Inc.	11,628
290	@	Network Appliance, Inc.	7,804
330	@	Sandisk Corp.	18,183
3,320	@	Sun Microsystems, Inc.	18,625
			750,486
		Cosmetics/Personal Care: 1.6%
750		Colgate-Palmolive Co.	53,490
3,720		Procter & Gamble Co.	261,665
			315,155
		Distribution/Wholesale: 0.1%
200		Genuine Parts Co.	10,000
110		WW Grainger, Inc.	10,031
			20,031
		Diversified: 0.1%
100		Vornado Realty Trust	10,935
			10,935
		Diversified Financial Services: 5.7%
1,300		American Express Co.	77,181
290		Ameriprise Financial, Inc.	18,302
100		Bear Stearns Cos., Inc.	12,281
1,010		Charles Schwab Corp.	21,816
380		CIT Group, Inc.	15,276
5,630		Citigroup, Inc.	262,752
60		CME Group, Inc.	35,241
660		Countrywide Financial Corp.	12,547
740	@	Discover Financial Services	15,392
630	@	E*Trade Financial Corp.	8,228
1,020		Fannie Mae	62,026
110		Franklin Resources, Inc.	14,025
190		Freddie Mac	11,212
460		Goldman Sachs Group, Inc.	99,700
380		Janus Capital Group, Inc.	10,746
4,380		JPMorgan Chase & Co.	200,692
100		Legg Mason, Inc.	8,429
620		Lehman Brothers Holdings, Inc.	38,273
1,420		Merrill Lynch & Co., Inc.	101,218
1,280		Morgan Stanley	80,640
400		SLM Corp.	19,868
			1,125,845
		Electric: 2.8%
580		American Electric Power Co., Inc.	26,726
340		Constellation Energy Group, Inc.	29,169
200		Dominion Resources, Inc.	16,860
750		DTE Energy Co.	36,330
800		Duke Energy Corp.	14,952
1,100	@	Dynegy, Inc. - Class A	10,164
1,660		Edison International	92,047
580		Entergy Corp.	62,808
700		Exelon Corp.	52,752
440		FirstEnergy Corp.	27,870
1,000		FPL Group, Inc.	60,880
390		PG&E Corp.	18,642
600		PPL Corp.	27,780
200		Progress Energy, Inc.	9,370
440		Public Service Enterprise Group, Inc.	38,716
620		TXU Corp.	42,451
			567,517

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment: 0.3%
1,180		Emerson Electric Co.	$62,800
			62,800
		Electronics: 0.5%
440	@	Agilent Technologies, Inc.	16,227
300		Jabil Circuit, Inc.	6,852
400		Tektronix, Inc.	11,096
670	@	Thermo Electron Corp.	38,672
520		Tyco Electronics Ltd.	18,424
200	@	Waters Corp.	13,384
			104,655
		Engineering & Construction: 0.1%
100		Fluor Corp.	14,398
			14,398
		Entertainment: 0.1%
390		International Game Technology	16,809
			16,809
		Environmental Control: 0.2%
900	@	Allied Waste Industries, Inc.	11,475
970		Waste Management, Inc.	36,608
			48,083
		Food: 1.2%
480		Campbell Soup Co.	17,760
700		General Mills, Inc.	40,607
1,290		HJ Heinz Co.	59,598
400		Kellogg Co.	22,400
383		Kraft Foods, Inc.	13,217
930		Kroger Co.	26,524
490		Safeway, Inc.	16,224
200		Sysco Corp.	7,118
280		Whole Foods Market, Inc.	13,709
300		WM Wrigley Jr. Co.	19,269
			236,426
		Forest Products & Paper: 0.2%
560		International Paper Co.	20,087
200		Weyerhaeuser Co.	14,460
			34,547
		Hand/Machine Tools: 0.2%
120		Black & Decker Corp.	9,996
310		Snap-On, Inc.	15,357
210		Stanley Works	11,787
			37,140
		Healthcare — Products: 2.1%
830		Baxter International, Inc.	46,712
420	@, @@	Covidien Ltd.	17,430
200		CR Bard, Inc.	17,638
3,360		Johnson & Johnson	220,752
1,200		Medtronic, Inc.	67,692
400	@	St. Jude Medical, Inc.	17,628
300		Stryker Corp.	20,628
200	@	Varian Medical Systems, Inc.	8,378
130	@	Zimmer Holdings, Inc.	10,529
			427,387
		Healthcare — Services: 1.2%
720		Aetna, Inc.	39,074
290	@	Coventry Health Care, Inc.	18,041
190	@	Humana, Inc.	13,277
390	@	Laboratory Corp. of America Holdings	30,510
1,690		UnitedHealth Group, Inc.	81,847
660	@	WellPoint, Inc.	52,087
			234,836
		Home Builders: 0.1%
400		Centex Corp.	10,628
400		KB Home	10,024
200		Lennar Corp.	4,530
			25,182
		Home Furnishings: 0.1%
50		Harman International Industries, Inc.	4,326
110		Whirlpool Corp.	9,801
			14,127
		Hotels: 0.1%
500		Host Hotels & Resorts, Inc.	11,220
			11,220
		Household Products/Wares: 0.3%
100		Clorox Co.	6,099
740		Kimberly-Clark Corp.	51,992
			58,091
		Housewares: 0.1%
400		Newell Rubbermaid, Inc.	11,528
			11,528

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Insurance: 4.0%
400	@@	ACE Ltd.	$24,228
400		Aflac, Inc.	22,816
1,650		Allstate Corp.	94,364
200		AMBAC Financial Group, Inc.	12,582
3,250		American International Group, Inc.	219,863
380		AON Corp.	17,028
300		Assurant, Inc.	16,050
730		Chubb Corp.	39,157
330		Cigna Corp.	17,586
290		Genworth Financial, Inc.	8,912
180		Hartford Financial Services Group, Inc.	16,659
336		Lincoln National Corp.	22,166
410		MBIA, Inc.	25,031
1,030		Metlife, Inc.	71,822
400		MGIC Investment Corp.	12,924
390		Principal Financial Group, Inc.	24,605
1,070		Progressive Corp.	20,769
460		Prudential Financial, Inc.	44,887
110		Safeco Corp.	6,734
200		Torchmark Corp.	12,464
770		Travelers Cos., Inc.	38,762
300	@@	XL Capital Ltd.	23,760
			793,169
		Internet: 1.4%
300	@	Amazon.com, Inc.	27,945
1,630	@	eBay, Inc.	63,603
230	@	Google, Inc. - Class A	130,472
200	@	IAC/InterActiveCorp.	5,934
1,090	@	Symantec Corp.	21,124
900	@	Yahoo!, Inc.	24,156
			273,234
		Iron/Steel: 0.2%
100		Allegheny Technologies, Inc.	10,995
360		Nucor Corp.	21,409
150		United States Steel Corp.	15,891
			48,295
		Leisure Time: 0.1%
570		Carnival Corp.	27,605
			27,605
		Lodging: 0.3%
200		Harrah’s Entertainment, Inc.	17,386
400		Hilton Hotels Corp.	18,596
500		Marriott International, Inc.	21,735
200		Starwood Hotels & Resorts Worldwide, Inc.	12,150
			69,867
		Machinery — Construction & Mining: 0.4%
790		Caterpillar, Inc.	61,960
100	@	Terex Corp.	8,902
			70,862
		Machinery — Diversified: 0.4%
220		Cummins, Inc.	28,136
250		Deere & Co.	37,105
280		Rockwell Automation, Inc.	19,463
			84,704
		Media: 1.7%
955		CBS Corp. - Class B	30,083
660		Clear Channel Communications, Inc.	24,710
720	@	Comcast Corp. - Class A	17,410
1,800	@	DIRECTV Group, Inc.	43,704
330		McGraw-Hill Cos., Inc.	16,800
1,980		News Corp. - Class A	43,540
1,200		Time Warner, Inc.	22,032
800	@	Viacom - Class B	31,176
3,070		Walt Disney Co.	105,577
			335,032
		Mining: 0.4%
300		Alcoa, Inc.	11,736
641		Freeport-McMoRan Copper & Gold, Inc.	67,234
			78,970
		Miscellaneous Manufacturing: 4.0%
800		3M Co.	74,864
200		Cooper Industries Ltd.	10,218
290		Danaher Corp.	23,986
800		Dover Corp.	40,760
1,030		Eastman Kodak Co.	27,563
310		Eaton Corp.	30,702
10,390		General Electric Co.	430,137
820		Honeywell International, Inc.	48,765
600		Illinois Tool Works, Inc.	35,784
270		ITT Corp.	18,341
200		Parker Hannifin Corp.	22,366

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
100		Textron, Inc.	$6,221
620	@@	Tyco International Ltd.	27,491
			797,198
		Office/Business Equipment: 0.1%
200		Pitney Bowes, Inc.	9,084
800	@	Xerox Corp.	13,872
			22,956
		Oil & Gas: 7.9%
310		Anadarko Petroleum Corp.	16,663
100		Apache Corp.	9,006
400		Chesapeake Energy Corp.	14,104
3,270		Chevron Corp.	306,007
2,323		ConocoPhillips	203,890
770		Devon Energy Corp.	64,064
300		ENSCO International, Inc.	16,830
7,540		ExxonMobil Corp.	697,902
300		Hess Corp.	19,959
440		Marathon Oil Corp.	25,089
300		Murphy Oil Corp.	20,967
300		Noble Corp.	14,715
1,010		Occidental Petroleum Corp.	64,721
100		Sunoco, Inc.	7,078
280	@	Transocean, Inc.	31,654
750		Valero Energy Corp.	50,385
120		XTO Energy, Inc.	7,421
			1,570,455
		Oil & Gas Services: 1.2%
1,030		Halliburton Co.	39,552
250	@	National Oilwell Varco, Inc.	36,125
1,340		Schlumberger Ltd.	140,700
300		Smith International, Inc.	21,420
			237,797
		Packaging & Containers: 0.2%
600		Ball Corp.	32,250
530	@	Pactiv Corp.	15,190
			47,440
		Pharmaceuticals: 3.8%
680		Abbott Laboratories	36,462
300		Allergan, Inc.	19,341
270		AmerisourceBergen Corp.	12,239
2,400		Bristol-Myers Squibb Co.	69,168
350		Cardinal Health, Inc.	21,886
1,000		Eli Lilly & Co.	56,930
220	@	Express Scripts, Inc.	12,280
440	@	Forest Laboratories, Inc.	16,408
780	@	Gilead Sciences, Inc.	31,879
300	@	Medco Health Solutions, Inc.	27,117
2,680		Merck & Co., Inc.	138,529
6,980		Pfizer, Inc.	170,521
2,470		Schering-Plough Corp.	78,126
400	@	Watson Pharmaceuticals, Inc.	12,960
1,010		Wyeth	44,996
			748,842
		Pipelines: 0.3%
300		Questar Corp.	15,759
700		Spectra Energy Corp.	17,136
600		Williams Cos., Inc.	20,436
			53,331
		Retail: 3.9%
110	@	Autozone, Inc.	12,775
300	@	Bed Bath & Beyond, Inc.	10,236
690		Best Buy Co., Inc.	31,754
650	@	Big Lots, Inc.	19,396
720		Costco Wholesale Corp.	44,186
1,871		CVS Caremark Corp.	74,148
280		Darden Restaurants, Inc.	11,721
910		Family Dollar Stores, Inc.	24,170
670		Gap, Inc.	12,355
1,360		Home Depot, Inc.	44,118
320		JC Penney Co., Inc.	20,278
250	@	Kohl’s Corp.	14,333
2,080		Lowe’s Cos., Inc.	58,282
1,660		McDonald’s Corp.	90,420
280		Nordstrom, Inc.	13,129
400		RadioShack Corp.	8,264
50	@	Sears Holding Corp.	6,360
390		Staples, Inc.	8,381
930	@	Starbucks Corp.	24,366
910		Target Corp.	57,849
790		TJX Cos., Inc.	22,965
300		Walgreen Co.	14,172
2,450		Wal-Mart Stores, Inc.	106,943

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
400		Wendy’s International, Inc.	$13,964
740		Yum! Brands, Inc.	25,034
			769,599
		Savings & Loans: 0.5%
2,000		Hudson City Bancorp., Inc.	30,760
2,030		Washington Mutual, Inc.	71,679
			102,439
		Semiconductors: 1.9%
340		Altera Corp.	8,187
340		Analog Devices, Inc.	12,294
1,900		Applied Materials, Inc.	39,330
500	@	Broadcom Corp.	18,220
7,110		Intel Corp.	183,865
200		KLA-Tencor Corp.	11,156
200	@	MEMC Electronic Materials, Inc.	11,772
640		National Semiconductor Corp.	17,357
210	@	Novellus Systems, Inc.	5,725
655	@	Nvidia Corp.	23,737
700	@	Teradyne, Inc.	9,660
900		Texas Instruments, Inc.	32,931
410		Xilinx, Inc.	10,717
			384,951
		Software: 2.9%
280	@	Adobe Systems, Inc.	12,225
400	@	Autodesk, Inc.	19,988
710		Automatic Data Processing, Inc.	32,610
590	@	BMC Software, Inc.	18,426
2,240		CA, Inc.	57,613
330	@	Fiserv, Inc.	16,784
530	@	Intuit, Inc.	16,059
9,390		Microsoft Corp.	276,629
1,400	@	Novell, Inc.	10,696
4,190	@	Oracle Corp.	90,714
390		Paychex, Inc.	15,990
			567,734
		Telecommunications: 5.2%
400		Alltel Corp.	27,872
7,003		AT&T, Inc.	296,297
430	@	Avaya, Inc.	7,293
610		CenturyTel, Inc.	28,194
200	@	Ciena Corp.	7,616
7,490	@	Cisco Systems, Inc.	247,994
1,720		Corning, Inc.	42,398
372		Embarq Corp.	20,683
540	@	Juniper Networks, Inc.	19,769
2,240		Motorola, Inc.	41,507
2,280		Qualcomm, Inc.	96,353
2,440	@	Qwest Communications International, Inc.	22,350
2,730		Sprint Nextel Corp.	51,870
2,710		Verizon Communications, Inc.	119,999
			1,030,195
		Toys/Games/Hobbies: 0.1%
400		Hasbro, Inc.	11,152
			11,152
		Transportation: 0.8%
200		CH Robinson Worldwide, Inc.	10,858
800		CSX Corp.	34,184
50		FedEx Corp.	5,238
920		Norfolk Southern Corp.	47,757
390		Union Pacific Corp.	44,093
300		United Parcel Service, Inc. - Class B	22,530
			164,660
		Warehouse/Industrial: 0.1%
250		Prologis	16,588
			16,588
		Total Common Stock
		(Cost $14,572,602)	15,138,164

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.8%
		Federal National Mortgage Corporation: 8.8%
$2,222,000	^, Z	4.570%, due 01/15/13	$1,753,967
		Total U.S. Government Agency Obligations
		(Cost $1,719,236)	1,753,967
U.S. TREASURY OBLIGATIONS: 14.7%
		U.S. Treasury STRIP: 14.7%
3,600,000	^	Discount Note, due 11/15/12	2,908,177

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of September 30, 2007 (Unaudited) (continued)

Principal Amount		Value
	U.S. Treasury STRIP (continued)
	Total U.S. Treasury Obligations
	(Cost $2,893,164)	$2,908,177
	Total Long-Term Investments
	(Cost $19,185,002)	19,800,308

Shares			Value
SHORT-TERM INVESTMENTS: 0.6%
		Mutual Fund: 0.1%
20,000	**	ING Institutional Prime Money Market Fund	$20,000
		Total Mutual Fund
		(Cost $20,000)	20,000

Principal Amount			Value
	Repurchase Agreement: 0.5%
$104,000	Morgan Stanley Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $104,042 to be received upon repurchase (Collateralized by $110,000 Federal National Mortgage Association, Discount Note, Market Value $109,615, due 10/26/07)		$104,000
	Total Repurchase Agreement
	(Cost $104,000)		104,000
	Total Short-Term Investments
	(Cost $124,000)		124,000
	Total Investments in Securities
	(Cost $19,309,002)	100.2%	$19,924,308
	Other Assets and Liabilities — Net	(0.2)	(35,852)
	Net Assets	100.0%	$19,888,456

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest Only (IO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $19,604,971.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$725,562
	Gross Unrealized Depreciation	(406,225)
	Net Unrealized Appreciation	$319,337

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 87.8%
		Advertising: 0.4%
2,100	@	Interpublic Group of Cos., Inc.	$21,798
1,860		Omnicom Group	89,447
			111,245
		Aerospace/Defense: 2.6%
1,320		Boeing Co.	138,587
880		General Dynamics Corp.	74,334
200		Goodrich Corp.	13,646
300		L-3 Communications Holdings, Inc.	30,642
1,350		Lockheed Martin Corp.	146,462
810		Northrop Grumman Corp.	63,180
970		Raytheon Co.	61,905
2,120		United Technologies Corp.	170,618
			699,374
		Agriculture: 1.3%
3,640		Altria Group, Inc.	253,089
780		Archer-Daniels-Midland Co.	25,802
340		Reynolds American, Inc.	21,621
1,150		UST, Inc.	57,040
			357,552
		Apartments: 0.1%
350		Archstone-Smith Trust	21,049
			21,049
		Apparel: 0.7%
1,950	@	Coach, Inc.	92,177
1,280		Nike, Inc.	75,085
400		Polo Ralph Lauren Corp.	31,100
			198,362
		Auto Manufacturers: 0.4%
3,170	@	Ford Motor Co.	26,913
800		General Motors Corp.	29,360
600		Paccar, Inc.	51,150
			107,423
		Auto Parts & Equipment: 0.1%
180		Johnson Controls, Inc.	21,260
			21,260
		Banks: 4.7%
8,410		Bank of America Corp.	422,771
840		BB&T Corp.	33,928
819		Capital One Financial Corp.	54,406
890		Comerica, Inc.	45,639
500		Fifth Third Bancorp.	16,940
1,040		Huntington Bancshares, Inc.	17,659
1,040		Keycorp.	33,623
400		Marshall & Ilsley Corp.	17,508
940		National City Corp.	23,585
310		PNC Financial Services Group, Inc.	21,111
1,656		Regions Financial Corp.	48,819
600		State Street Corp.	40,896
560		SunTrust Bank	42,375
4,015		Wachovia Corp.	201,352
6,540		Wells Fargo & Co.	232,955
			1,253,567
		Beverages: 2.2%
2,580		Anheuser-Busch Cos., Inc.	128,974
3,270		Coca-Cola Co.	187,927
1,090		Pepsi Bottling Group, Inc.	40,515
3,010		PepsiCo, Inc.	220,513
			577,929
		Biotechnology: 0.9%
1,900	@	Amgen, Inc.	107,483
850	@	Biogen Idec, Inc.	56,381
700	@	Celgene Corp.	49,917
340	@	Genzyme Corp.	21,066
			234,847
		Building Materials: 0.2%
300		American Standard Cos., Inc.	10,686
1,370		Masco Corp.	31,743
			42,429
		Chemicals: 1.6%
240		Air Products & Chemicals, Inc.	23,462
1,160		Dow Chemical Co.	49,950
400		Ecolab, Inc.	18,880
1,000		EI DuPont de Nemours & Co.	49,560
400		International Flavors & Fragrances, Inc.	21,144

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
1,180		Monsanto Co.	$101,173
590		PPG Industries, Inc.	44,575
700		Praxair, Inc.	58,632
270		Sherwin-Williams Co.	17,742
1,000		Sigma-Aldrich Corp.	48,740
			433,858
		Coal: 0.1%
400		Peabody Energy Corp.	19,148
			19,148
		Commercial Services: 0.5%
270	@	Apollo Group, Inc. - Class A	16,241
290		Equifax, Inc.	11,055
580		McKesson Corp.	34,098
390		Moody’s Corp.	19,656
380		Robert Half International, Inc.	11,347
1,470		Western Union Co.	30,826
			123,223
		Computers: 4.5%
200	@	Affiliated Computer Services, Inc.	10,048
1,600	@	Apple, Inc.	245,664
300	@	Cognizant Technology Solutions Corp.	23,931
280	@	Computer Sciences Corp.	15,652
6,130	@	Dell, Inc.	169,188
3,990	@	EMC Corp.	82,992
5,500		Hewlett-Packard Co.	273,845
2,510		International Business Machines Corp.	295,678
250	@	Lexmark International, Inc.	10,383
460	@	Network Appliance, Inc.	12,379
400	@	Sandisk Corp.	22,040
5,000	@	Sun Microsystems, Inc.	28,050
			1,189,850
		Cosmetics/Personal Care: 1.8%
1,080		Colgate-Palmolive Co.	77,026
5,790		Procter & Gamble Co.	407,269
			484,295
		Distribution/Wholesale: 0.1%
300		Genuine Parts Co.	15,000
200		WW Grainger, Inc.	18,238
			33,238
		Diversified: 0.0%
100		Vornado Realty Trust	10,935
			10,935
		Diversified Financial Services: 6.7%
2,250		American Express Co.	133,583
390		Ameriprise Financial, Inc.	24,613
270		Bear Stearns Cos., Inc.	33,159
1,370		Charles Schwab Corp.	29,592
390		CIT Group, Inc.	15,678
8,880		Citigroup, Inc.	414,430
100		CME Group, Inc.	58,735
950		Countrywide Financial Corp.	18,060
1,050	@	Discover Financial Services	21,840
570	@	E*Trade Financial Corp.	7,444
1,530		Fannie Mae	93,039
170		Franklin Resources, Inc.	21,675
270		Freddie Mac	15,933
820		Goldman Sachs Group, Inc.	177,727
350		Janus Capital Group, Inc.	9,898
6,870		JPMorgan Chase & Co.	314,783
200		Legg Mason, Inc.	16,858
920		Lehman Brothers Holdings, Inc.	56,792
2,250		Merrill Lynch & Co., Inc.	160,380
2,000		Morgan Stanley	126,000
570		SLM Corp.	28,312
			1,778,531
		Electric: 3.1%
660		American Electric Power Co., Inc.	30,413
600		Constellation Energy Group, Inc.	51,474
300		Dominion Resources, Inc.	25,290
900		DTE Energy Co.	43,596
1,100		Duke Energy Corp.	20,559
1,400	@	Dynegy, Inc. - Class A	12,936
2,700		Edison International	149,715
800		Entergy Corp.	86,632
1,000		Exelon Corp.	75,360
750		FirstEnergy Corp.	47,505
1,500		FPL Group, Inc.	91,320
460		PG&E Corp.	21,988
700		PPL Corp.	32,410
300		Progress Energy, Inc.	14,055
840		Public Service Enterprise Group, Inc.	73,912
740		TXU Corp.	50,668
			827,833

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment: 0.4%
1,880		Emerson Electric Co.	$100,054
			100,054
		Electronics: 0.5%
660	@	Agilent Technologies, Inc.	24,341
500		Jabil Circuit, Inc.	11,420
400		Tektronix, Inc.	11,096
900	@	Thermo Electron Corp.	51,948
750		Tyco Electronics Ltd.	26,573
270	@	Waters Corp.	18,068
			143,446
		Engineering & Construction: 0.1%
100		Fluor Corp.	14,398
			14,398
		Entertainment: 0.1%
500		International Game Technology	21,550
			21,550
		Environmental Control: 0.3%
900	@	Allied Waste Industries, Inc.	11,475
1,690		Waste Management, Inc.	63,781
			75,256
		Food: 1.3%
780		Campbell Soup Co.	28,860
850		General Mills, Inc.	49,309
2,000		HJ Heinz Co.	92,400
600		Kellogg Co.	33,600
518		Kraft Foods, Inc.	17,876
1,370		Kroger Co.	39,072
900		Safeway, Inc.	29,799
300		Sysco Corp.	10,677
230		Whole Foods Market, Inc.	11,261
500		WM Wrigley Jr. Co.	32,115
			344,969
		Forest Products & Paper: 0.2%
980		International Paper Co.	35,153
400		Weyerhaeuser Co.	28,920
			64,073
		Hand/Machine Tools: 0.3%
320		Black & Decker Corp.	26,656
600		Snap-On, Inc.	29,724
400		Stanley Works	22,452
			78,832
		Healthcare — Products: 2.5%
1,160		Baxter International, Inc.	65,285
650	@, @@	Covidien Ltd.	26,975
300		CR Bard, Inc.	26,457
5,340		Johnson & Johnson	350,838
1,800		Medtronic, Inc.	101,538
700	@	St. Jude Medical, Inc.	30,849
400		Stryker Corp.	27,504
200	@	Varian Medical Systems, Inc.	8,378
190	@	Zimmer Holdings, Inc.	15,388
			653,212
		Healthcare — Services: 1.3%
780		Aetna, Inc.	42,331
380	@	Coventry Health Care, Inc.	23,640
390	@	Humana, Inc.	27,253
650	@	Laboratory Corp. of America Holdings	50,850
2,630		UnitedHealth Group, Inc.	127,371
880	@	WellPoint, Inc.	69,450
			340,895
		Home Builders: 0.1%
400		Centex Corp.	10,628
400		KB Home	10,024
400		Lennar Corp.	9,060
			29,712
		Home Furnishings: 0.1%
110		Harman International Industries, Inc.	9,517
110		Whirlpool Corp.	9,801
			19,318
		Hotels: 0.0%
500		Host Hotels & Resorts, Inc.	11,220
			11,220
		Household Products/Wares: 0.3%
200		Clorox Co.	12,198
1,080		Kimberly-Clark Corp.	75,881
			88,079
		Housewares: 0.1%
500		Newell Rubbermaid, Inc.	14,410
			14,410

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Insurance: 4.6%
600	@@	ACE Ltd.	$36,342
680		Aflac, Inc.	38,787
2,510		Allstate Corp.	143,547
220		AMBAC Financial Group, Inc.	13,840
5,070		American International Group, Inc.	342,986
470		AON Corp.	21,061
400		Assurant, Inc.	21,400
950		Chubb Corp.	50,958
660		Cigna Corp.	35,171
460		Genworth Financial, Inc.	14,136
350		Hartford Financial Services Group, Inc.	32,393
627		Lincoln National Corp.	41,363
670		MBIA, Inc.	40,904
1,570		Metlife, Inc.	109,476
700		MGIC Investment Corp.	22,617
610		Principal Financial Group, Inc.	38,485
1,470		Progressive Corp.	28,533
890		Prudential Financial, Inc.	86,846
230		Safeco Corp.	14,081
320		Torchmark Corp.	19,942
960		Travelers Cos., Inc.	48,326
400	@@	XL Capital Ltd.	31,680
			1,232,874
		Internet: 1.6%
420	@	Amazon.com, Inc.	39,123
2,540	@	eBay, Inc.	99,111
350	@	Google, Inc. - Class A	198,545
400	@	IAC/InterActiveCorp.	11,868
1,780	@	Symantec Corp.	34,496
1,200	@	Yahoo!, Inc.	32,208
			415,351
		Iron/Steel: 0.3%
100		Allegheny Technologies, Inc.	10,995
560		Nucor Corp.	33,303
250		United States Steel Corp.	26,485
			70,783
		Leisure Time: 0.1%
670		Carnival Corp.	32,448
			32,448
		Lodging: 0.4%
300		Harrah’s Entertainment, Inc.	26,079
600		Hilton Hotels Corp.	27,894
800		Marriott International, Inc.	34,776
300		Starwood Hotels & Resorts Worldwide, Inc.	18,225
			106,974
		Machinery — Construction & Mining: 0.4%
1,150		Caterpillar, Inc.	90,195
200	@	Terex Corp.	17,804
			107,999
		Machinery — Diversified: 0.6%
260		Cummins, Inc.	33,251
540		Deere & Co.	80,147
580		Rockwell Automation, Inc.	40,316
			153,714
		Media: 2.1%
1,530		CBS Corp. - Class B	48,195
790		Clear Channel Communications, Inc.	29,578
1,450	@	Comcast Corp. - Class A	35,061
2,800	@	DIRECTV Group, Inc.	67,984
580		McGraw-Hill Cos., Inc.	29,528
3,550		News Corp. - Class A	78,065
1,900		Time Warner, Inc.	34,884
1,600	@	Viacom - Class B	62,352
4,760		Walt Disney Co.	163,696
			549,343
		Mining: 0.4%
300		Alcoa, Inc.	11,736
927		Freeport-McMoRan Copper & Gold, Inc.	97,233
			108,969
		Miscellaneous Manufacturing: 4.6%
1,170		3M Co.	109,489
220		Cooper Industries Ltd.	11,240
390		Danaher Corp.	32,257
1,100		Dover Corp.	56,045
1,350		Eastman Kodak Co.	36,126
570		Eaton Corp.	56,453
16,280		General Electric Co.	673,976
1,190		Honeywell International, Inc.	70,769
710		Illinois Tool Works, Inc.	42,344
580		ITT Corp.	39,399
320		Parker Hannifin Corp.	35,786
200		Textron, Inc.	12,442
750	@@	Tyco International Ltd.	33,255
			1,209,581

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Office/Business Equipment: 0.2%
300		Pitney Bowes, Inc.	$13,626
1,560	@	Xerox Corp.	27,050
			40,676
		Oil & Gas: 9.1%
380		Anadarko Petroleum Corp.	20,425
400		Chesapeake Energy Corp.	14,104
5,140		Chevron Corp.	481,001
3,774		ConocoPhillips	331,244
1,070		Devon Energy Corp.	89,024
400		ENSCO International, Inc.	22,440
11,780		ExxonMobil Corp.	1,090,357
400		Hess Corp.	26,612
620		Marathon Oil Corp.	35,352
400		Murphy Oil Corp.	27,956
600		Noble Corp.	29,430
1,540		Occidental Petroleum Corp.	98,683
100		Sunoco, Inc.	7,078
600	@	Transocean, Inc.	67,830
1,060		Valero Energy Corp.	71,211
200		XTO Energy, Inc.	12,368
			2,425,115
		Oil & Gas Services: 1.4%
1,660		Halliburton Co.	63,744
300	@	National Oilwell Varco, Inc.	43,350
2,130		Schlumberger Ltd.	223,650
600		Smith International, Inc.	42,840
			373,584
		Packaging & Containers: 0.2%
620		Ball Corp.	33,325
850	@	Pactiv Corp.	24,361
			57,686
		Pharmaceuticals: 4.5%
850		Abbott Laboratories	45,577
400		Allergan, Inc.	25,788
510		AmerisourceBergen Corp.	23,118
3,800		Bristol-Myers Squibb Co.	109,516
670		Cardinal Health, Inc.	41,895
1,700		Eli Lilly & Co.	96,781
320	@	Express Scripts, Inc.	17,862
800	@	Forest Laboratories, Inc.	29,832
1,240	@	Gilead Sciences, Inc.	50,679
600	@	Medco Health Solutions, Inc.	54,234
4,130		Merck & Co., Inc.	213,480
10,860		Pfizer, Inc.	265,310
3,890		Schering-Plough Corp.	123,041
400	@	Watson Pharmaceuticals, Inc.	12,960
1,720		Wyeth	76,626
			1,186,699
		Pipelines: 0.3%
400		Questar Corp.	21,012
1,400		Spectra Energy Corp.	34,272
940		Williams Cos., Inc.	32,016
			87,300
		Retail: 4.4%
210	@	Autozone, Inc.	24,389
300	@	Bed Bath & Beyond, Inc.	10,236
790		Best Buy Co., Inc.	36,356
900	@	Big Lots, Inc.	26,856
1,050		Costco Wholesale Corp.	64,439
2,901		CVS Caremark Corp.	114,967
340		Darden Restaurants, Inc.	14,232
1,300		Family Dollar Stores, Inc.	34,528
1,530		Gap, Inc.	28,213
2,320		Home Depot, Inc.	75,261
560		JC Penney Co., Inc.	35,487
460	@	Kohl’s Corp.	26,372
3,240		Lowe’s Cos., Inc.	90,785
2,530		McDonald’s Corp.	137,809
400		Nordstrom, Inc.	18,756
400		RadioShack Corp.	8,264
120	@	Sears Holding Corp.	15,264
510		Staples, Inc.	10,960
1,070	@	Starbucks Corp.	28,034
1,540		Target Corp.	97,898
1,370		TJX Cos., Inc.	39,826
400		Walgreen Co.	18,896
3,960		Wal-Mart Stores, Inc.	172,854
400		Wendy’s International, Inc.	13,964
1,000		Yum! Brands, Inc.	33,830
			1,178,476

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Savings & Loans: 0.6%
3,000		Hudson City Bancorp., Inc.	$46,140
3,280		Washington Mutual, Inc.	115,817
			161,957
		Semiconductors: 2.2%
760		Altera Corp.	18,301
360		Analog Devices, Inc.	13,018
2,860		Applied Materials, Inc.	59,202
500	@	Broadcom Corp.	18,220
11,090		Intel Corp.	286,787
300		KLA-Tencor Corp.	16,734
400	@	MEMC Electronic Materials, Inc.	23,544
840		National Semiconductor Corp.	22,781
350	@	Novellus Systems, Inc.	9,541
1,065	@	Nvidia Corp.	38,596
700	@	Teradyne, Inc.	9,660
1,800		Texas Instruments, Inc.	65,862
400		Xilinx, Inc.	10,456
			592,702
		Software: 3.2%
350	@	Adobe Systems, Inc.	15,281
410	@	Autodesk, Inc.	20,488
990		Automatic Data Processing, Inc.	45,471
760	@	BMC Software, Inc.	23,735
3,170		CA, Inc.	81,532
200	@	Electronic Arts, Inc.	11,198
380	@	Fiserv, Inc.	19,327
600	@	Intuit, Inc.	18,180
14,600		Microsoft Corp.	430,116
1,500	@	Novell, Inc.	11,460
6,560	@	Oracle Corp.	142,024
450		Paychex, Inc.	18,450
			837,262
		Telecommunications: 5.9%
600		Alltel Corp.	41,808
10,948		AT&T, Inc.	463,210
900	@	Avaya, Inc.	15,264
850		CenturyTel, Inc.	39,287
300	@	Ciena Corp.	11,424
11,660	@	Cisco Systems, Inc.	386,063
2,500		Corning, Inc.	61,625
516		Embarq Corp.	28,690
1,000	@	Juniper Networks, Inc.	36,610
3,500		Motorola, Inc.	64,855
3,520		Qualcomm, Inc.	148,755
2,700	@	Qwest Communications International, Inc.	24,732
3,930		Sprint Nextel Corp.	74,670
4,130		Verizon Communications, Inc.	182,876
			1,579,869
		Toys/Games/Hobbies: 0.1%
800		Hasbro, Inc.	22,304
			22,304
		Transportation: 0.9%
200		CH Robinson Worldwide, Inc.	10,858
1,220		CSX Corp.	52,131
110		FedEx Corp.	11,523
1,260		Norfolk Southern Corp.	65,407
710		Union Pacific Corp.	80,273
400		United Parcel Service, Inc. - Class B	30,040
			250,232
		Warehouse/Industrial: 0.1%
400		Prologis	26,540
			26,540
		Total Common Stock
		(Cost $ 22,697,923)	23,333,810

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
U.S. TREASURY OBLIGATIONS: 11.9%
		U.S. Treasury STRIP: 11.9%
$ 3,955,000	^^	4.230%, due 02/15/13	$3,158,526
		Total U.S. Treasury Obligations
		(Cost $ 3,135,986)	3,158,526
		Total Long-Term Investments
		(Cost $ 25,833,909)	26,492,336

Shares				Value
SHORT-TERM INVESTMENTS: 0.4%
		Mutual Fund: 0.4%
95,000	**	ING Institutional Prime Money Market Fund		$95,000
		Total Short-Term Investments
		(Cost $ 95,000)		95,000
		Total Investments in Securities
		(Cost $ 25,928,909)	100.1%	$26,587,336
		Other Assets and Liabilities — Net	(0.1)	(24,264)
		Net Assets	100.0%	$26,563,072

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest Only (IO) Security

*	Cost for federal income tax purposes is $26,404,892.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$748,900
	Gross Unrealized Depreciation	(566,456)
	Net Unrealized Appreciation	$182,444

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 84.0%
		Advertising: 0.4%
3,500	@	Interpublic Group of Cos., Inc.	$36,330
3,500		Omnicom Group	168,315
			204,645
		Aerospace/Defense: 2.5%
2,150		Boeing Co.	225,729
1,700		General Dynamics Corp.	143,599
400		Goodrich Corp.	27,292
600		L-3 Communications Holdings, Inc.	61,284
2,300		Lockheed Martin Corp.	249,527
1,350		Northrop Grumman Corp.	105,300
1,850		Raytheon Co.	118,067
3,650		United Technologies Corp.	293,752
			1,224,550
		Agriculture: 1.3%
6,500		Altria Group, Inc.	451,945
1,500		Archer-Daniels-Midland Co.	49,620
600		Reynolds American, Inc.	38,154
2,400		UST, Inc.	119,040
			658,759
		Apartments: 0.1%
640		Archstone-Smith Trust	38,490
			38,490
		Apparel: 0.7%
3,100	@	Coach, Inc.	146,537
2,400		Nike, Inc.	140,784
500		Polo Ralph Lauren Corp.	38,875
			326,196
		Auto Manufacturers: 0.4%
5,250	@	Ford Motor Co.	44,573
1,550		General Motors Corp.	56,885
950		Paccar, Inc.	80,988
			182,446
		Auto Parts & Equipment: 0.1%
300		Johnson Controls, Inc.	35,433
6		WABCO Holdings, Inc.	281
			35,714
		Banks: 4.4%
14,600		Bank of America Corp.	733,942
1,550		BB&T Corp.	62,605
1,053		Capital One Financial Corp.	69,951
1,700		Comerica, Inc.	87,176
1,350		Fifth Third Bancorp.	45,738
1,200		Huntington Bancshares, Inc.	20,376
1,700		Keycorp.	54,961
1,300		Marshall & Ilsley Corp.	56,901
1,450		National City Corp.	36,381
500		PNC Financial Services Group, Inc.	34,050
3,017		Regions Financial Corp.	88,941
1,150		State Street Corp.	78,384
850		SunTrust Bank	64,320
7,043		Wachovia Corp.	353,206
11,600		Wells Fargo & Co.	413,192
			2,200,124
		Beverages: 2.1%
4,450		Anheuser-Busch Cos., Inc.	222,456
5,750		Coca-Cola Co.	330,453
2,100		Pepsi Bottling Group, Inc.	78,057
5,500		PepsiCo, Inc.	402,930
			1,033,896
		Biotechnology: 0.8%
3,200	@	Amgen, Inc.	181,024
1,450	@	Biogen Idec, Inc.	96,179
1,100	@	Celgene Corp.	78,441
1,000	@	Genzyme Corp.	61,960
			417,604
		Building Materials: 0.2%
500		American Standard Cos., Inc.	17,810
2,800		Masco Corp.	64,876
			82,686
		Chemicals: 1.5%
300		Air Products & Chemicals, Inc.	29,328
2,150		Dow Chemical Co.	92,579
600		Ecolab, Inc.	28,320
2,250		EI DuPont de Nemours & Co.	111,510

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
600		International Flavors & Fragrances, Inc.	$31,716
2,100		Monsanto Co.	180,054
900		PPG Industries, Inc.	67,995
1,000		Praxair, Inc.	83,760
500		Sherwin-Williams Co.	32,855
1,900		Sigma-Aldrich Corp.	92,606
			750,723
		Coal: 0.1%
600		Peabody Energy Corp.	28,722
			28,722
		Commercial Services: 0.5%
500	@	Apollo Group, Inc. - Class A	30,075
900		Equifax, Inc.	34,308
1,050		McKesson Corp.	61,730
900		Moody’s Corp.	45,360
800		Robert Half International, Inc.	23,888
3,050		Western Union Co.	63,959
			259,320
		Computers: 4.2%
400	@	Affiliated Computer Services, Inc.	20,096
2,900	@	Apple, Inc.	445,266
500	@	Cognizant Technology Solutions Corp.	39,885
500	@	Computer Sciences Corp.	27,950
10,800	@	Dell, Inc.	298,080
6,700	@	EMC Corp.	139,360
9,550		Hewlett-Packard Co.	475,495
4,250		International Business Machines Corp.	500,650
850	@	Lexmark International, Inc.	35,301
700	@	Network Appliance, Inc.	18,837
700	@	Sandisk Corp.	38,570
8,650	@	Sun Microsystems, Inc.	48,527
			2,088,017
		Cosmetics/Personal Care: 1.7%
1,750		Colgate-Palmolive Co.	124,810
10,300		Procter & Gamble Co.	724,502
			849,312
		Distribution/Wholesale: 0.1%
500		Genuine Parts Co.	25,000
500		WW Grainger, Inc.	45,595
			70,595
		Diversified: 0.1%
300		Vornado Realty Trust	32,805
			32,805
		Diversified Financial Services: 6.4%
3,850		American Express Co.	228,575
900		Ameriprise Financial, Inc.	56,799
400		Bear Stearns Cos., Inc.	49,124
3,350		Charles Schwab Corp.	72,360
1,300		CIT Group, Inc.	52,260
15,650		Citigroup, Inc.	730,386
120		CME Group, Inc.	70,482
1,950		Countrywide Financial Corp.	37,070
2,100	@	Discover Financial Services	43,680
1,200	@	E*Trade Financial Corp.	15,672
2,750		Fannie Mae	167,228
300		Franklin Resources, Inc.	38,250
500		Freddie Mac	29,505
1,450		Goldman Sachs Group, Inc.	314,273
1,100		Janus Capital Group, Inc.	31,108
12,050		JPMorgan Chase & Co.	552,131
300		Legg Mason, Inc.	25,287
1,400		Lehman Brothers Holdings, Inc.	86,422
3,950		Merrill Lynch & Co., Inc.	281,556
3,600		Morgan Stanley	226,800
1,200		SLM Corp.	59,604
			3,168,572
		Electric: 2.9%
1,500		American Electric Power Co., Inc.	69,120
700		Constellation Energy Group, Inc.	60,053
500		Dominion Resources, Inc.	42,150
1,900		DTE Energy Co.	92,036
2,700		Duke Energy Corp.	50,463
2,600	@	Dynegy, Inc. - Class A	24,024
4,300		Edison International	238,435
1,250		Entergy Corp.	135,363
1,800		Exelon Corp.	135,648
1,300		FirstEnergy Corp.	82,342
2,500		FPL Group, Inc.	152,200
1,300		PG&E Corp.	62,140
1,300		PPL Corp.	60,190
600		Progress Energy, Inc.	28,110
1,300		Public Service Enterprise Group, Inc.	114,387

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Electric (continued)
1,400		TXU Corp.	$95,858
			1,442,519
		Electrical Components & Equipment: 0.3%
3,200		Emerson Electric Co.	170,304
			170,304
		Electronics: 0.6%
1,200	@	Agilent Technologies, Inc.	44,256
800		Jabil Circuit, Inc.	18,272
1,100		Tektronix, Inc.	30,514
1,900	@	Thermo Electron Corp.	109,668
1,625		Tyco Electronics Ltd.	57,574
400	@	Waters Corp.	26,768
			287,052
		Engineering & Construction: 0.1%
300		Fluor Corp.	43,194
			43,194
		Entertainment: 0.1%
1,150		International Game Technology	49,565
			49,565
		Environmental Control: 0.3%
1,800	@	Allied Waste Industries, Inc.	22,950
2,950		Waste Management, Inc.	111,333
			134,283
		Food: 1.3%
1,700		Campbell Soup Co.	62,900
1,900		General Mills, Inc.	110,219
3,550		HJ Heinz Co.	164,010
1,200		Kellogg Co.	67,200
944		Kraft Foods, Inc.	32,577
2,850		Kroger Co.	81,282
1,500		Safeway, Inc.	49,665
500		Sysco Corp.	17,795
400		Whole Foods Market, Inc.	19,584
1,000		WM Wrigley Jr. Co.	64,230
			669,462
		Forest Products & Paper: 0.2%
1,400		International Paper Co.	50,218
400		Weyerhaeuser Co.	28,920
			79,138
		Hand/Machine Tools: 0.2%
500		Black & Decker Corp.	41,650
700		Snap-On, Inc.	34,678
600		Stanley Works	33,678
			110,006
		Healthcare — Products: 2.4%
2,400		Baxter International, Inc.	135,072
1,225	@, @@	Covidien Ltd.	50,838
600		CR Bard, Inc.	52,914
9,350		Johnson & Johnson	614,295
3,100		Medtronic, Inc.	174,871
1,000	@	St. Jude Medical, Inc.	44,070
700		Stryker Corp.	48,132
400	@	Varian Medical Systems, Inc.	16,756
400	@	Zimmer Holdings, Inc.	32,396
			1,169,344
		Healthcare — Services: 1.2%
1,750		Aetna, Inc.	94,973
1,000	@	Coventry Health Care, Inc.	62,210
700	@	Humana, Inc.	48,916
1,000	@	Laboratory Corp. of America Holdings	78,230
4,500		UnitedHealth Group, Inc.	217,935
1,450	@	WellPoint, Inc.	114,434
			616,698
		Home Builders: 0.1%
800		Centex Corp.	21,256
900		KB Home	22,554
500		Lennar Corp.	11,325
			55,135
		Home Furnishings: 0.1%
200		Harman International Industries, Inc.	17,304
200		Whirlpool Corp.	17,820
			35,124
		Hotels: 0.1%
1,400		Host Hotels & Resorts, Inc.	31,416
			31,416
		Household Products/Wares: 0.3%
500		Clorox Co.	30,495
2,000		Kimberly-Clark Corp.	140,520
			171,015
		Housewares: 0.1%
1,400		Newell Rubbermaid, Inc.	40,348
			40,348

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Insurance: 4.6%
1,350	@@	ACE Ltd.	$81,770
1,200		Aflac, Inc.	68,448
4,550		Allstate Corp.	260,215
550		AMBAC Financial Group, Inc.	34,601
8,900		American International Group, Inc.	602,085
1,350		AON Corp.	60,494
700		Assurant, Inc.	37,450
1,850		Chubb Corp.	99,234
1,250		Cigna Corp.	66,613
750		Genworth Financial, Inc.	23,048
600		Hartford Financial Services Group, Inc.	55,530
900		Lincoln National Corp.	59,373
1,100		MBIA, Inc.	67,155
2,850		Metlife, Inc.	198,731
1,150		MGIC Investment Corp.	37,157
1,000		Principal Financial Group, Inc.	63,090
2,950		Progressive Corp.	57,260
1,700		Prudential Financial, Inc.	165,886
450		Safeco Corp.	27,549
650		Torchmark Corp.	40,508
2,000		Travelers Cos., Inc.	100,680
700	@@	XL Capital Ltd.	55,440
			2,262,317
		Internet: 1.6%
900	@	Amazon.com, Inc.	83,835
4,550	@	eBay, Inc.	177,541
700	@	Google, Inc. - Class A	397,089
1,000	@	IAC/InterActiveCorp.	29,670
3,150	@	Symantec Corp.	61,047
2,500	@	Yahoo!, Inc.	67,100
			816,282
		Iron/Steel: 0.3%
200		Allegheny Technologies, Inc.	21,990
1,050		Nucor Corp.	62,444
600		United States Steel Corp.	63,564
			147,998
		Leisure Time: 0.1%
1,200		Carnival Corp.	58,116
			58,116
		Lodging: 0.4%
500		Harrah’s Entertainment, Inc.	43,465
1,100		Hilton Hotels Corp.	51,139
1,500		Marriott International, Inc.	65,205
400		Starwood Hotels & Resorts Worldwide, Inc.	24,300
			184,109
		Machinery — Construction & Mining: 0.3%
1,900		Caterpillar, Inc.	149,017
200	@	Terex Corp.	17,804
			166,821
		Machinery — Diversified: 0.5%
600		Cummins, Inc.	76,734
800		Deere & Co.	118,736
500		Rockwell Automation, Inc.	34,755
			230,225
		Media: 1.9%
3,050		CBS Corp. - Class B	96,075
1,600		Clear Channel Communications, Inc.	59,904
2,575	@	Comcast Corp. - Class A	62,264
5,000	@	DIRECTV Group, Inc.	121,400
1,150		McGraw-Hill Cos., Inc.	58,547
5,800		News Corp. - Class A	127,542
3,300		Time Warner, Inc.	60,588
2,300	@	Viacom - Class B	89,631
8,400		Walt Disney Co.	288,876
			964,827
		Mining: 0.4%
600		Alcoa, Inc.	23,472
1,702		Freeport-McMoRan Copper & Gold, Inc.	178,523
			201,995
		Miscellaneous Manufacturing: 4.5%
2,150		3M Co.	201,197
500		Cooper Industries Ltd.	25,545
1,000		Danaher Corp.	82,710
2,100		Dover Corp.	106,995
2,500		Eastman Kodak Co.	66,900
1,100		Eaton Corp.	108,944
28,600		General Electric Co.	1,184,014
2,250		Honeywell International, Inc.	133,808
1,300		Illinois Tool Works, Inc.	77,532
1,000		ITT Corp.	67,930
650		Parker Hannifin Corp.	72,690

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
300		Textron, Inc.	$18,663
1,625	@@	Tyco International Ltd.	72,053
			2,218,981
		Office/Business Equipment: 0.1%
500		Pitney Bowes, Inc.	22,710
2,050	@	Xerox Corp.	35,547
			58,257
		Oil & Gas: 8.7%
700		Anadarko Petroleum Corp.	37,625
200		Apache Corp.	18,012
1,200		Chesapeake Energy Corp.	42,312
8,950		Chevron Corp.	837,541
6,600		ConocoPhillips	579,282
1,900		Devon Energy Corp.	158,080
600		ENSCO International, Inc.	33,660
20,700		ExxonMobil Corp.	1,915,992
900		Hess Corp.	59,877
1,200		Marathon Oil Corp.	68,424
600		Murphy Oil Corp.	41,934
700		Noble Corp.	34,335
2,900		Occidental Petroleum Corp.	185,832
200		Sunoco, Inc.	14,156
1,150	@	Transocean, Inc.	130,008
1,950		Valero Energy Corp.	131,001
350		XTO Energy, Inc.	21,644
			4,309,715
		Oil & Gas Services: 1.3%
3,050		Halliburton Co.	117,120
700	@	National Oilwell Varco, Inc.	101,150
3,650		Schlumberger Ltd.	383,250
900		Smith International, Inc.	64,260
			665,780
		Packaging & Containers: 0.2%
1,050		Ball Corp.	56,438
1,600	@	Pactiv Corp.	45,856
			102,294
		Pharmaceuticals: 4.2%
1,700		Abbott Laboratories	91,154
700		Allergan, Inc.	45,129
1,150		AmerisourceBergen Corp.	52,130
6,600		Bristol-Myers Squibb Co.	190,212
1,100		Cardinal Health, Inc.	68,783
2,900		Eli Lilly & Co.	165,097
720	@	Express Scripts, Inc.	40,190
1,250	@	Forest Laboratories, Inc.	46,613
2,200	@	Gilead Sciences, Inc.	89,914
1,000	@	Medco Health Solutions, Inc.	90,390
7,350		Merck & Co., Inc.	379,922
19,250		Pfizer, Inc.	470,278
6,850		Schering-Plough Corp.	216,666
800	@	Watson Pharmaceuticals, Inc.	25,920
3,000		Wyeth	133,650
			2,106,048
		Pipelines: 0.3%
900		Questar Corp.	47,277
2,600		Spectra Energy Corp.	63,648
1,900		Williams Cos., Inc.	64,714
			175,639
		Retail: 4.2%
400	@	Autozone, Inc.	46,456
600	@	Bed Bath & Beyond, Inc.	20,472
1,550		Best Buy Co., Inc.	71,331
1,900	@	Big Lots, Inc.	56,696
2,000		Costco Wholesale Corp.	122,740
5,154		CVS Caremark Corp.	204,253
900		Darden Restaurants, Inc.	37,674
2,100		Family Dollar Stores, Inc.	55,776
1,850		Gap, Inc.	34,114
4,200		Home Depot, Inc.	136,248
850		JC Penney Co., Inc.	53,865
850	@	Kohl’s Corp.	48,731
5,300		Lowe’s Cos., Inc.	148,506
4,300		McDonald’s Corp.	234,221
900		Nordstrom, Inc.	42,201
1,000		RadioShack Corp.	20,660
100	@	Sears Holding Corp.	12,720
950		Staples, Inc.	20,416
1,900	@	Starbucks Corp.	49,780
2,500		Target Corp.	158,925
2,500		TJX Cos., Inc.	72,675
700		Walgreen Co.	33,068
6,850		Wal-Mart Stores, Inc.	299,003

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
900		Wendy’s International, Inc.	$31,419
1,700		Yum! Brands, Inc.	57,511
			2,069,461
		Savings & Loans: 0.6%
5,400		Hudson City Bancorp., Inc.	83,052
5,650		Washington Mutual, Inc.	199,502
			282,554
		Semiconductors: 2.1%
950		Altera Corp.	22,876
550		Analog Devices, Inc.	19,888
5,600		Applied Materials, Inc.	115,920
800	@	Broadcom Corp.	29,152
19,450		Intel Corp.	502,977
700		KLA-Tencor Corp.	39,046
700	@	MEMC Electronic Materials, Inc.	41,202
1,750		National Semiconductor Corp.	47,460
1,000	@	Novellus Systems, Inc.	27,260
1,525	@	Nvidia Corp.	55,266
1,500	@	Teradyne, Inc.	20,700
3,200		Texas Instruments, Inc.	117,088
1,150		Xilinx, Inc.	30,061
			1,068,896
		Software: 3.1%
650	@	Adobe Systems, Inc.	28,379
1,100	@	Autodesk, Inc.	54,967
1,550		Automatic Data Processing, Inc.	71,192
1,550	@	BMC Software, Inc.	48,407
6,200		CA, Inc.	159,464
300	@	Electronic Arts, Inc.	16,797
700	@	Fiserv, Inc.	35,602
1,650	@	Intuit, Inc.	49,995
25,800		Microsoft Corp.	760,068
3,000	@	Novell, Inc.	22,920
10,850	@	Oracle Corp.	234,903
1,150		Paychex, Inc.	47,150
			1,529,844
		Telecommunications: 5.6%
1,100		Alltel Corp.	76,648
19,327		AT&T, Inc.	817,725
1,800	@	Avaya, Inc.	30,528
1,500		CenturyTel, Inc.	69,330
500	@	Ciena Corp.	19,040
20,600	@	Cisco Systems, Inc.	682,066
3,900		Corning, Inc.	96,135
1,000		Embarq Corp.	55,600
1,400	@	Juniper Networks, Inc.	51,254
6,200		Motorola, Inc.	114,886
6,450		Qualcomm, Inc.	272,577
6,000	@	Qwest Communications International, Inc.	54,960
7,150		Sprint Nextel Corp.	135,850
7,250		Verizon Communications, Inc.	321,030
			2,797,629
		Toys/Games/Hobbies: 0.1%
1,100		Hasbro, Inc.	30,668
			30,668
		Transportation: 0.9%
400		CH Robinson Worldwide, Inc.	21,716
2,100		CSX Corp.	89,733
200		FedEx Corp.	20,950
2,450		Norfolk Southern Corp.	127,180
1,100		Union Pacific Corp.	124,366
900		United Parcel Service, Inc. - Class B	67,590
			451,535
		Warehouse/Industrial: 0.1%
600		Prologis	39,810
			39,810
		Total Common Stock
		(Cost $40,271,883)	41,697,580

Principal Amount			Value
U.S. TREASURY OBLIGATIONS: 14.9%
		U.S. Treasury STRIP: 14.9%
$9,405,000	^	Discount Note, due 05/15/13	$7,412,363

		Total U.S. Treasury Obligations
		(Cost $7,436,124)	7,412,363

		Total Long-Term Investments
		(Cost $47,708,007)	49,109,943

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of September 30, 2007 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 1.1%
		Mutual Fund: 0.9%
425,000	**	ING Institutional Prime Money Market Fund		$425,000
		Total Mutual Fund
		(Cost $425,000)		425,000

Principal Amount				Value
		Repurchase Agreement: 0.2%
$123,000		Morgan Stanley Repurchase Agreement dated 09/28/07, 4.901%, due 10/01/07, $123,050 to be received upon repurchase (Collateralized by $130,000 Federal National Mortgage Association, Discount Note, Market Value $129,545, due 10/26/07)		$123,000
		Total Repurchase Agreement
		(Cost $123,000)		123,000
		Total Short-Term Investments
		(Cost $548,000)		548,000
		Total Investments in Securities
		(Cost $48,256,007)	100.0%	$49,657,943
		Other Assets and Liabilities — Net	(0.0)	(11,403)
		Net Assets	100.0%	$49,646,540

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	**	Investment in affiliate
	^	Interest Only (IO) Security
	*	Cost for federal income tax purposes is $48,794,550.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,782,401
		Gross Unrealized Depreciation		(919,008)
		Net Unrealized Appreciation		$863,393

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 59.2%
		Advertising: 0.3%
3,700	@	Interpublic Group of Cos., Inc.	$38,406
3,700		Omnicom Group	177,933
			216,339
		Aerospace/Defense: 1.8%
2,500		Boeing Co.	262,475
1,800		General Dynamics Corp.	152,046
500		Goodrich Corp.	34,115
600		L-3 Communications Holdings, Inc.	61,284
2,500		Lockheed Martin Corp.	271,225
1,300		Northrop Grumman Corp.	101,400
2,000		Raytheon Co.	127,640
3,900		United Technologies Corp.	313,872
			1,324,057
		Agriculture: 0.9%
6,800		Altria Group, Inc.	472,804
1,800		Archer-Daniels-Midland Co.	59,544
700		Reynolds American, Inc.	44,513
2,500		UST, Inc.	124,000
			700,861
		Apartments: 0.0%
630		Archstone-Smith Trust	37,888
			37,888
		Apparel: 0.5%
3,300	@	Coach, Inc.	155,991
2,900		Nike, Inc.	170,114
600		Polo Ralph Lauren Corp.	46,650
			372,755
		Auto Manufacturers: 0.3%
5,700	@	Ford Motor Co.	48,393
1,800		General Motors Corp.	66,060
900		Paccar, Inc.	76,725
			191,178
		Auto Parts & Equipment: 0.0%
300		Johnson Controls, Inc.	35,433
			35,433
		Banks: 3.1%
15,500		Bank of America Corp.	779,185
1,600		BB&T Corp.	64,624
1,300		Capital One Financial Corp.	86,359
1,600		Comerica, Inc.	82,048
1,300		Fifth Third Bancorp.	44,044
1,300		Huntington Bancshares, Inc.	22,074
2,200		Keycorp.	71,126
900		Marshall & Ilsley Corp.	39,393
1,900		National City Corp.	47,671
500		PNC Financial Services Group, Inc.	34,050
3,700		Regions Financial Corp.	109,076
1,300		State Street Corp.	88,608
800		SunTrust Bank	60,536
7,500		Wachovia Corp.	376,125
12,200		Wells Fargo & Co.	434,564
			2,339,483
		Beverages: 1.4%
4,600		Anheuser-Busch Cos., Inc.	229,954
6,100		Coca-Cola Co.	350,567
2,100		Pepsi Bottling Group, Inc.	78,057
5,900		PepsiCo, Inc.	432,234
			1,090,812
		Biotechnology: 0.6%
3,600	@	Amgen, Inc.	203,652
1,600	@	Biogen Idec, Inc.	106,128
1,400	@	Celgene Corp.	99,834
800	@	Genzyme Corp.	49,568
			459,182
		Building Materials: 0.1%
500		American Standard Cos., Inc.	17,810
2,500		Masco Corp.	57,925
			75,735
		Chemicals: 1.1%
300		Air Products & Chemicals, Inc.	29,328
2,900		Dow Chemical Co.	124,874
600		Ecolab, Inc.	28,320
2,200		EI DuPont de Nemours & Co.	109,032
900		International Flavors & Fragrances, Inc.	47,574

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
2,300		Monsanto Co.	$197,202
1,200		PPG Industries, Inc.	90,660
1,200		Praxair, Inc.	100,512
500		Sherwin-Williams Co.	32,855
1,600		Sigma-Aldrich Corp.	77,984
			838,341
		Coal: 0.0%
700		Peabody Energy Corp.	33,509
			33,509
		Commercial Services: 0.3%
700	@	Apollo Group, Inc. - Class A	42,105
800		Equifax, Inc.	30,496
1,200		McKesson Corp.	70,548
700		Moody’s Corp.	35,280
800		Robert Half International, Inc.	23,888
2,900		Western Union Co.	60,813
			263,130
		Computers: 3.0%
400	@	Affiliated Computer Services, Inc.	20,096
3,000	@	Apple, Inc.	460,620
500	@	Cognizant Technology Solutions Corp.	39,885
600	@	Computer Sciences Corp.	33,540
11,400	@	Dell, Inc.	314,640
8,000	@	EMC Corp.	166,400
10,100		Hewlett-Packard Co.	502,879
4,600		International Business Machines Corp.	541,880
800	@	Lexmark International, Inc.	33,224
800	@	Network Appliance, Inc.	21,528
1,000	@	Sandisk Corp.	55,100
9,400	@	Sun Microsystems, Inc.	52,734
			2,242,526
		Cosmetics/Personal Care: 1.2%
1,800		Colgate-Palmolive Co.	128,376
10,800		Procter & Gamble Co.	759,672
			888,048
		Distribution/Wholesale: 0.1%
700		Genuine Parts Co.	35,000
400		WW Grainger, Inc.	36,476
			71,476
		Diversified: 0.0%
300		Vornado Realty Trust	32,805
			32,805
		Diversified Financial Services: 4.6%
4,000		American Express Co.	237,480
1,200		Ameriprise Financial, Inc.	75,732
400		Bear Stearns Cos., Inc.	49,124
4,200		Charles Schwab Corp.	90,720
1,100		CIT Group, Inc.	44,220
16,600		Citigroup, Inc.	774,722
200		CME Group, Inc.	117,470
2,100		Countrywide Financial Corp.	39,921
2,250	@	Discover Financial Services	46,800
1,500	@	E*Trade Financial Corp.	19,590
2,900		Fannie Mae	176,349
500		Franklin Resources, Inc.	63,750
500		Freddie Mac	29,505
1,600		Goldman Sachs Group, Inc.	346,784
900		Janus Capital Group, Inc.	25,452
12,800		JPMorgan Chase & Co.	586,496
300		Legg Mason, Inc.	25,287
1,600		Lehman Brothers Holdings, Inc.	98,768
4,300		Merrill Lynch & Co., Inc.	306,504
3,900		Morgan Stanley	245,700
1,500		SLM Corp.	74,505
			3,474,879
		Electric: 2.1%
1,500		American Electric Power Co., Inc.	69,120
900		Constellation Energy Group, Inc.	77,211
500		Dominion Resources, Inc.	42,150
2,200		DTE Energy Co.	106,568
2,100		Duke Energy Corp.	39,249
2,900	@	Dynegy, Inc. - Class A	26,796
4,700		Edison International	260,615
1,400		Entergy Corp.	151,606
2,000		Exelon Corp.	150,720
1,500		FirstEnergy Corp.	95,010
2,800		FPL Group, Inc.	170,464
1,000		PG&E Corp.	47,800
1,600		PPL Corp.	74,080
600		Progress Energy, Inc.	28,110
1,400		Public Service Enterprise Group, Inc.	123,186
1,500		TXU Corp.	102,705
			1,565,390

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment: 0.2%
3,300		Emerson Electric Co.	$175,626
			175,626
		Electronics: 0.4%
1,400	@	Agilent Technologies, Inc.	51,632
800		Jabil Circuit, Inc.	18,272
1,200		Tektronix, Inc.	33,288
2,000	@	Thermo Electron Corp.	115,440
1,775		Tyco Electronics Ltd.	62,888
400	@	Waters Corp.	26,768
			308,288
		Engineering & Construction: 0.1%
300		Fluor Corp.	43,194
			43,194
		Entertainment: 0.1%
1,200		International Game Technology	51,720
			51,720
		Environmental Control: 0.2%
2,600	@	Allied Waste Industries, Inc.	33,150
3,000		Waste Management, Inc.	113,220
			146,370
		Food: 0.9%
1,800		Campbell Soup Co.	66,600
1,600		General Mills, Inc.	92,816
3,800		HJ Heinz Co.	175,560
1,100		Kellogg Co.	61,600
1,035		Kraft Foods, Inc.	35,718
2,500		Kroger Co.	71,300
1,500		Safeway, Inc.	49,665
600		Sysco Corp.	21,354
700		Whole Foods Market, Inc.	34,272
900		WM Wrigley Jr. Co.	57,807
			666,692
		Forest Products & Paper: 0.1%
1,800		International Paper Co.	64,566
700		Weyerhaeuser Co.	50,610
			115,176
		Hand/Machine Tools: 0.1%
500		Black & Decker Corp.	41,650
800		Snap-On, Inc.	39,632
600		Stanley Works	33,678
			114,960
		Healthcare — Products: 1.7%
2,400		Baxter International, Inc.	135,072
1,175	@, @@	Covidien Ltd.	48,763
600		CR Bard, Inc.	52,914
9,900		Johnson & Johnson	650,430
3,500		Medtronic, Inc.	197,435
1,200	@	St. Jude Medical, Inc.	52,884
800		Stryker Corp.	55,008
500	@	Varian Medical Systems, Inc.	20,945
400	@	Zimmer Holdings, Inc.	32,396
			1,245,847
		Healthcare — Services: 0.8%
1,400		Aetna, Inc.	75,978
700	@	Coventry Health Care, Inc.	43,547
700	@	Humana, Inc.	48,916
1,200	@	Laboratory Corp. of America Holdings	93,876
4,400		UnitedHealth Group, Inc.	213,092
1,700	@	WellPoint, Inc.	134,164
			609,573
		Home Builders: 0.1%
1,200		Centex Corp.	31,884
1,100		KB Home	27,566
700		Lennar Corp.	15,855
			75,305
		Home Furnishings: 0.1%
300		Harman International Industries, Inc.	25,956
300		Whirlpool Corp.	26,730
			52,686
		Hotels: 0.1%
1,800		Host Hotels & Resorts, Inc.	40,392
			40,392
		Household Products/Wares: 0.2%
400		Clorox Co.	24,396
2,100		Kimberly-Clark Corp.	147,546
			171,942
		Housewares: 0.0%
1,300		Newell Rubbermaid, Inc.	37,466
			37,466

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Insurance: 3.1%
1,100	@@	ACE Ltd.	$66,627
1,200		Aflac, Inc.	68,448
4,700		Allstate Corp.	268,793
400		AMBAC Financial Group, Inc.	25,164
9,600		American International Group, Inc.	649,440
1,200		AON Corp.	53,772
700		Assurant, Inc.	37,450
2,200		Chubb Corp.	118,008
1,200		Cigna Corp.	63,948
900		Genworth Financial, Inc.	27,657
600		Hartford Financial Services Group, Inc.	55,530
900		Lincoln National Corp.	59,373
1,300		MBIA, Inc.	79,365
2,700		Metlife, Inc.	188,271
1,200		MGIC Investment Corp.	38,772
1,400		Principal Financial Group, Inc.	88,326
2,900		Progressive Corp.	56,289
1,600		Prudential Financial, Inc.	156,128
500		Safeco Corp.	30,610
600		Torchmark Corp.	37,392
2,100		Travelers Cos., Inc.	105,714
800	@@	XL Capital Ltd.	63,360
			2,338,437
		Internet: 1.1%
800	@	Amazon.com, Inc.	74,520
4,700	@	eBay, Inc.	183,394
700	@	Google, Inc. - Class A	397,089
1,000	@	IAC/InterActiveCorp.	29,670
3,200	@	Symantec Corp.	62,016
2,300	@	Yahoo!, Inc.	61,732
			808,421
		Iron/Steel: 0.2%
200		Allegheny Technologies, Inc.	21,990
1,100		Nucor Corp.	65,417
500		United States Steel Corp.	52,970
			140,377
		Leisure Time: 0.1%
1,200		Carnival Corp.	58,116
			58,116
		Lodging: 0.3%
600		Harrah’s Entertainment, Inc.	52,158
1,100		Hilton Hotels Corp.	51,139
1,500		Marriott International, Inc.	65,205
600		Starwood Hotels & Resorts Worldwide, Inc.	36,450
			204,952
		Machinery — Construction & Mining: 0.3%
2,100		Caterpillar, Inc.	164,703
400	@	Terex Corp.	35,608
			200,311
		Machinery — Diversified: 0.4%
700		Cummins, Inc.	89,523
900		Deere & Co.	133,578
800		Rockwell Automation, Inc.	55,608
			278,709
		Media: 1.4%
3,200		CBS Corp. - Class B	100,800
1,400		Clear Channel Communications, Inc.	52,416
2,600	@	Comcast Corp. - Class A	62,868
5,200	@	DIRECTV Group, Inc.	126,256
1,300		McGraw-Hill Cos., Inc.	66,183
6,200		News Corp. - Class A	136,338
3,400		Time Warner, Inc.	62,424
2,900	@	Viacom - Class B	113,013
8,900		Walt Disney Co.	306,071
			1,026,369
		Mining: 0.3%
700		Alcoa, Inc.	27,384
1,603		Freeport-McMoRan Copper & Gold, Inc.	168,139
			195,523
		Miscellaneous Manufacturing: 3.1%
2,400		3M Co.	224,592
400		Cooper Industries Ltd.	20,436
900		Danaher Corp.	74,439
2,200		Dover Corp.	112,090
2,500		Eastman Kodak Co.	66,900
900		Eaton Corp.	89,136
30,400		General Electric Co.	1,258,560
2,300		Honeywell International, Inc.	136,781
1,300		Illinois Tool Works, Inc.	77,532
800		ITT Corp.	54,344
600		Parker Hannifin Corp.	67,098
300		Textron, Inc.	18,663

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
2,075	@@	Tyco International Ltd.	$92,006
			2,292,577
		Office/Business Equipment: 0.1%
700		Pitney Bowes, Inc.	31,794
2,200	@	Xerox Corp.	38,148
			69,942
		Oil & Gas: 6.1%
800		Anadarko Petroleum Corp.	43,000
200		Apache Corp.	18,012
1,300		Chesapeake Energy Corp.	45,838
9,600		Chevron Corp.	898,368
7,000		ConocoPhillips	614,390
2,000		Devon Energy Corp.	166,400
800		ENSCO International, Inc.	44,880
22,000		ExxonMobil Corp.	2,036,320
1,300		Hess Corp.	86,489
1,200		Marathon Oil Corp.	68,424
800		Murphy Oil Corp.	55,912
900		Noble Corp.	44,145
2,500		Occidental Petroleum Corp.	160,200
300		Sunoco, Inc.	21,234
900	@	Transocean, Inc.	101,745
2,100		Valero Energy Corp.	141,078
400		XTO Energy, Inc.	24,736
			4,571,171
		Oil & Gas Services: 0.9%
3,100		Halliburton Co.	119,040
800	@	National Oilwell Varco, Inc.	115,600
3,900		Schlumberger Ltd.	409,500
900		Smith International, Inc.	64,260
			708,400
		Packaging & Containers: 0.2%
1,300		Ball Corp.	69,875
1,900	@	Pactiv Corp.	54,454
			124,329
		Pharmaceuticals: 3.0%
1,500		Abbott Laboratories	80,430
900		Allergan, Inc.	58,023
1,200		AmerisourceBergen Corp.	54,396
7,000		Bristol-Myers Squibb Co.	201,740
1,300		Cardinal Health, Inc.	81,289
3,000		Eli Lilly & Co.	170,790
820	@	Express Scripts, Inc.	45,772
1,600	@	Forest Laboratories, Inc.	59,664
2,700	@	Gilead Sciences, Inc.	110,349
900	@	Medco Health Solutions, Inc.	81,351
7,800		Merck & Co., Inc.	403,182
20,400		Pfizer, Inc.	498,372
7,400		Schering-Plough Corp.	234,062
1,000	@	Watson Pharmaceuticals, Inc.	32,400
3,100		Wyeth	138,105
			2,249,925
		Pipelines: 0.2%
700		Questar Corp.	36,771
2,100		Spectra Energy Corp.	51,408
1,600		Williams Cos., Inc.	54,496
			142,675
		Retail: 3.0%
400	@	Autozone, Inc.	46,456
800	@	Bed Bath & Beyond, Inc.	27,296
1,500		Best Buy Co., Inc.	69,030
2,000	@	Big Lots, Inc.	59,680
2,100		Costco Wholesale Corp.	128,877
5,406		CVS Caremark Corp.	214,240
600		Darden Restaurants, Inc.	25,116
2,700		Family Dollar Stores, Inc.	71,712
2,000		Gap, Inc.	36,880
4,500		Home Depot, Inc.	145,980
1,300		JC Penney Co., Inc.	82,381
700	@	Kohl’s Corp.	40,131
6,200		Lowe’s Cos., Inc.	173,724
4,700		McDonald’s Corp.	256,009
900		Nordstrom, Inc.	42,201
1,300		RadioShack Corp.	26,858
100	@	Sears Holding Corp.	12,720
1,100		Staples, Inc.	23,639
2,700	@	Starbucks Corp.	70,740
2,800		Target Corp.	177,996
2,100		TJX Cos., Inc.	61,047
800		Walgreen Co.	37,792
7,500		Wal-Mart Stores, Inc.	327,375
1,000		Wendy’s International, Inc.	34,910

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
1,900		Yum! Brands, Inc.	$64,277
			2,257,067
		Savings & Loans: 0.4%
6,300		Hudson City Bancorp., Inc.	96,894
6,100		Washington Mutual, Inc.	215,391
			312,285
		Semiconductors: 1.6%
1,000		Altera Corp.	24,080
800		Analog Devices, Inc.	28,928
6,000		Applied Materials, Inc.	124,200
1,400	@	Broadcom Corp.	51,016
20,600		Intel Corp.	532,716
600		KLA-Tencor Corp.	33,468
700	@	MEMC Electronic Materials, Inc.	41,202
1,900		National Semiconductor Corp.	51,528
1,000	@	Novellus Systems, Inc.	27,260
2,100	@	Nvidia Corp.	76,104
1,900	@	Teradyne, Inc.	26,220
3,700		Texas Instruments, Inc.	135,383
1,000		Xilinx, Inc.	26,140
			1,178,245
		Software: 2.2%
700	@	Adobe Systems, Inc.	30,562
900	@	Autodesk, Inc.	44,973
2,000		Automatic Data Processing, Inc.	91,860
1,200	@	BMC Software, Inc.	37,476
6,600		CA, Inc.	169,752
400	@	Electronic Arts, Inc.	22,396
800	@	Fiserv, Inc.	40,688
1,500	@	Intuit, Inc.	45,450
27,300		Microsoft Corp.	804,258
4,200	@	Novell, Inc.	32,088
12,100	@	Oracle Corp.	261,965
1,200		Paychex, Inc.	49,200
			1,630,668
		Telecommunications: 4.0%
1,400		Alltel Corp.	97,552
20,520		AT&T, Inc.	868,201
1,300	@	Avaya, Inc.	22,048
1,500		CenturyTel, Inc.	69,330
500	@	Ciena Corp.	19,040
21,800	@	Cisco Systems, Inc.	721,798
4,800		Corning, Inc.	118,320
1,200		Embarq Corp.	66,720
1,500	@	Juniper Networks, Inc.	54,915
6,600		Motorola, Inc.	122,298
6,800		Qualcomm, Inc.	287,368
6,400	@	Qwest Communications International, Inc.	58,624
7,400		Sprint Nextel Corp.	140,600
7,700		Verizon Communications, Inc.	340,956
			2,987,770
		Toys/Games/Hobbies: 0.0%
1,300		Hasbro, Inc.	36,244
			36,244
		Transportation: 0.6%
500		CH Robinson Worldwide, Inc.	27,145
2,500		CSX Corp.	106,825
200		FedEx Corp.	20,950
2,700		Norfolk Southern Corp.	140,157
1,200		Union Pacific Corp.	135,672
700		United Parcel Service, Inc. - Class B	52,570
			483,319
		Warehouse/Industrial: 0.1%
900		Prologis	59,715
			59,715
		Total Common Stock
		(Cost $43,129,410)	44,464,611

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 18.9%
		Federal National Mortgage Corporation: 18.9%
$ 11,000,000	^	Discount Note, due 11/15/13	$8,321,654
7,820,000	^	Discount Note, due 01/15/14	5,854,693

		Total U.S. Government Agency Obligations
		(Cost $13,820,986)	14,176,347
U.S. TREASURY OBLIGATIONS: 21.2%
		U.S. Treasury STRIP: 21.2%
20,625,000	^	Discount Note, due 11/15/13	15,886,014

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of September 30, 2007 (Unaudited) (continued)

Principal Amount		Value
	Total U.S. Treasury Obligations
	(Cost $15,671,911)	$15,886,014

	Total Long-Term Investments
	(Cost $72,622,307)	74,526,972

Shares			Value
		SHORT-TERM INVESTMENTS: 0.8%
		Mutual Fund: 0.7%
500,000	**	ING Institutional Prime Money Market Fund	$500,000

		Total Mutual Fund
		(Cost $500,000)	500,000

Principal Amount			Value
	Repurchase Agreement: 0.1%
$ 124,000	Morgan Stanley Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $124,051 to be received upon repurchase (Collateralized by $130,000 Federal National Mortgage Association, Discount Note, Market Value $129,545, due 10/26/07)		$124,000

	Total Repurchase Agreement
	(Cost $124,000)		124,000

	Total Short-Term Investments
	(Cost $624,000)		624,000

	Total Investments in Securities
	(Cost $73,246,307)	100.1%	$75,150,972
	Other Assets and Liabilities — Net	(0.1)	(68,212)
	Net Assets	100.0%	$75,082,760

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest Only (IO) Security

*	Cost for federal income tax purposes is $74,044,334.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$2,252,128
	Gross Unrealized Depreciation	(1,145,490)
	Net Unrealized Appreciation	$1,106,638

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 14	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 54.5%
		Advertising: 0.3%
5,900	@	Interpublic Group of Cos., Inc.	$61,242
5,900		Omnicom Group	283,731
			344,973
		Aerospace/Defense: 1.6%
3,900		Boeing Co.	409,461
2,700		General Dynamics Corp.	228,069
600		Goodrich Corp.	40,938
1,200		L-3 Communications Holdings, Inc.	122,568
3,900		Lockheed Martin Corp.	423,111
2,300		Northrop Grumman Corp.	179,400
3,500		Raytheon Co.	223,370
6,300		United Technologies Corp.	507,024
			2,133,941
		Agriculture: 0.9%
10,800		Altria Group, Inc.	750,924
2,700		Archer-Daniels-Midland Co.	89,316
1,300		Reynolds American, Inc.	82,667
4,100		UST, Inc.	203,360
			1,126,267
		Apartments: 0.1%
1,400		Archstone-Smith Trust	84,196
			84,196
		Apparel: 0.4%
5,300	@	Coach, Inc.	250,531
4,200		Nike, Inc.	246,372
900		Polo Ralph Lauren Corp.	69,975
			566,878
		Auto Manufacturers: 0.2%
9,000	@	Ford Motor Co.	76,410
3,100		General Motors Corp.	113,770
1,400		Paccar, Inc.	119,350
			309,530
		Auto Parts & Equipment: 0.0%
500		Johnson Controls, Inc.	59,055
			59,055
		Banks: 2.9%
24,700		Bank of America Corp.	1,241,669
2,600		BB&T Corp.	105,014
1,900		Capital One Financial Corp.	126,217
2,900		Comerica, Inc.	148,712
2,100		Fifth Third Bancorp.	71,148
2,000		Huntington Bancshares, Inc.	33,960
2,800		Keycorp.	90,524
1,900		Marshall & Ilsley Corp.	83,163
2,900		National City Corp.	72,761
1,200		PNC Financial Services Group, Inc.	81,720
5,600		Regions Financial Corp.	165,088
1,500		State Street Corp.	102,240
1,300		SunTrust Bank	98,371
11,800		Wachovia Corp.	591,770
19,500		Wells Fargo & Co.	694,590
			3,706,947
		Beverages: 1.3%
7,400		Anheuser-Busch Cos., Inc.	369,926
9,700		Coca-Cola Co.	557,459
2,900		Pepsi Bottling Group, Inc.	107,793
9,400		PepsiCo, Inc.	688,644
			1,723,822
		Biotechnology: 0.5%
5,200	@	Amgen, Inc.	294,164
2,400	@	Biogen Idec, Inc.	159,192
2,200	@	Celgene Corp.	156,882
1,300	@	Genzyme Corp.	80,548
			690,786
		Building Materials: 0.1%
900		American Standard Cos., Inc.	32,058
3,700		Masco Corp.	85,729
			117,787
		Chemicals: 1.1%
500		Air Products & Chemicals, Inc.	48,880
4,500		Dow Chemical Co.	193,770
1,300		Ecolab, Inc.	61,360
3,900		EI DuPont de Nemours & Co.	193,284
1,300		International Flavors & Fragrances, Inc.	68,718
3,700		Monsanto Co.	317,238
1,900		PPG Industries, Inc.	143,545

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 14	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
1,900		Praxair, Inc.	$159,144
800		Sherwin-Williams Co.	52,568
3,500		Sigma-Aldrich Corp.	170,590
			1,409,097
		Coal: 0.0%
1,100		Peabody Energy Corp.	52,657
			52,657
		Commercial Services: 0.3%
1,000	@	Apollo Group, Inc. - Class A	60,150
1,100		Equifax, Inc.	41,932
1,900		McKesson Corp.	111,701
1,500		Moody’s Corp.	75,600
1,400		Robert Half International, Inc.	41,804
4,900		Western Union Co.	102,753
			433,940
		Computers: 2.7%
700	@	Affiliated Computer Services, Inc.	35,168
4,700	@	Apple, Inc.	721,638
800	@	Cognizant Technology Solutions Corp.	63,816
900	@	Computer Sciences Corp.	50,310
18,200	@	Dell, Inc.	502,320
11,600	@	EMC Corp.	241,280
16,100		Hewlett-Packard Co.	801,619
7,300		International Business Machines Corp.	859,940
1,100	@	Lexmark International, Inc.	45,683
1,300	@	Network Appliance, Inc.	34,983
1,700	@	Sandisk Corp.	93,670
14,900	@	Sun Microsystems, Inc.	83,589
			3,534,016
		Cosmetics/Personal Care: 1.1%
3,400		Colgate-Palmolive Co.	242,488
17,100		Procter & Gamble Co.	1,202,814
			1,445,302
		Distribution/Wholesale: 0.1%
1,000		Genuine Parts Co.	50,000
700		WW Grainger, Inc.	63,833
			113,833
		Diversified: 0.0%
400		Vornado Realty Trust	43,740
			43,740
		Diversified Financial Services: 4.2%
6,000		American Express Co.	356,220
1,600		Ameriprise Financial, Inc.	100,976
700		Bear Stearns Cos., Inc.	85,967
6,300		Charles Schwab Corp.	136,080
1,900		CIT Group, Inc.	76,380
26,400		Citigroup, Inc.	1,232,088
300		CME Group, Inc.	176,205
3,300		Countrywide Financial Corp.	62,733
3,300	@	Discover Financial Services	68,640
2,200	@	E*Trade Financial Corp.	28,732
4,200		Fannie Mae	255,402
500		Franklin Resources, Inc.	63,750
1,100		Freddie Mac	64,911
2,500		Goldman Sachs Group, Inc.	541,850
1,700		Janus Capital Group, Inc.	48,076
20,300		JPMorgan Chase & Co.	930,146
700		Legg Mason, Inc.	59,003
3,000		Lehman Brothers Holdings, Inc.	185,190
6,700		Merrill Lynch & Co., Inc.	477,576
6,300		Morgan Stanley	396,900
2,200		SLM Corp.	109,274
			5,456,099
		Electric: 1.9%
2,000		American Electric Power Co., Inc.	92,160
1,300		Constellation Energy Group, Inc.	111,527
800		Dominion Resources, Inc.	67,440
3,000		DTE Energy Co.	145,320
4,300		Duke Energy Corp.	80,367
4,600	@	Dynegy, Inc. - Class A	42,504
7,400		Edison International	410,330
2,300		Entergy Corp.	249,067
3,000		Exelon Corp.	226,080
2,400		FirstEnergy Corp.	152,016
4,400		FPL Group, Inc.	267,872
1,900		PG&E Corp.	90,820
2,000		PPL Corp.	92,600
1,000		Progress Energy, Inc.	46,850
2,200		Public Service Enterprise Group, Inc.	193,578
2,200		TXU Corp.	150,634
			2,419,165
		Electrical Components & Equipment: 0.2%
5,300		Emerson Electric Co.	282,066
			282,066

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 14	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Electronics: 0.4%
1,900	@	Agilent Technologies, Inc.	$70,072
1,300		Jabil Circuit, Inc.	29,692
1,500		Tektronix, Inc.	41,610
3,100	@	Thermo Electron Corp.	178,932
2,625		Tyco Electronics Ltd.	93,004
900	@	Waters Corp.	60,228
			473,538
		Engineering & Construction: 0.0%
400		Fluor Corp.	57,592
			57,592
		Entertainment: 0.1%
2,200		International Game Technology	94,820
			94,820
		Environmental Control: 0.2%
3,600	@	Allied Waste Industries, Inc.	45,900
5,600		Waste Management, Inc.	211,344
			257,244
		Food: 0.9%
2,800		Campbell Soup Co.	103,600
3,400		General Mills, Inc.	197,234
6,100		HJ Heinz Co.	281,820
1,900		Kellogg Co.	106,400
1,900		Kraft Foods, Inc.	65,569
3,700		Kroger Co.	105,524
2,400		Safeway, Inc.	79,464
900		Sysco Corp.	32,031
1,200		Whole Foods Market, Inc.	58,752
1,500		WM Wrigley Jr. Co.	96,345
			1,126,739
		Forest Products & Paper: 0.1%
2,700		International Paper Co.	96,849
800		Weyerhaeuser Co.	57,840
			154,689
		Hand/Machine Tools: 0.1%
700		Black & Decker Corp.	58,310
1,200		Snap-On, Inc.	59,448
900		Stanley Works	50,517
			168,275
		Healthcare — Products: 1.5%
3,400		Baxter International, Inc.	191,352
1,825	@, @@	Covidien Ltd.	75,738
900		CR Bard, Inc.	79,371
15,800		Johnson & Johnson	1,038,060
5,000		Medtronic, Inc.	282,050
2,100	@	St. Jude Medical, Inc.	92,547
1,500		Stryker Corp.	103,140
1,200	@	Varian Medical Systems, Inc.	50,268
700	@	Zimmer Holdings, Inc.	56,693
			1,969,219
		Healthcare — Services: 0.8%
2,200		Aetna, Inc.	119,394
1,400	@	Coventry Health Care, Inc.	87,094
1,300	@	Humana, Inc.	90,844
1,900	@	Laboratory Corp. of America Holdings	148,637
7,600		UnitedHealth Group, Inc.	368,068
2,800	@	WellPoint, Inc.	220,976
			1,035,013
		Home Builders: 0.1%
1,900		Centex Corp.	50,483
1,900		KB Home	47,614
1,200		Lennar Corp.	27,180
			125,277
		Home Furnishings: 0.1%
400		Harman International Industries, Inc.	34,608
400		Whirlpool Corp.	35,640
			70,248
		Hotels: 0.1%
2,900		Host Hotels & Resorts, Inc.	65,076
			65,076
		Household Products/Wares: 0.2%
700		Clorox Co.	42,693
3,200		Kimberly-Clark Corp.	224,832
			267,525
		Housewares: 0.0%
1,700		Newell Rubbermaid, Inc.	48,994
			48,994
		Insurance: 2.9%
2,200	@@	ACE Ltd.	133,254
1,800		Aflac, Inc.	102,672
7,500		Allstate Corp.	428,925
800		AMBAC Financial Group, Inc.	50,328

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 14	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
15,100		American International Group, Inc.	$1,021,515
2,000		AON Corp.	89,620
1,400		Assurant, Inc.	74,900
3,000		Chubb Corp.	160,920
2,100		Cigna Corp.	111,909
1,400		Genworth Financial, Inc.	43,022
1,000		Hartford Financial Services Group, Inc.	92,550
1,400		Lincoln National Corp.	92,358
1,800		MBIA, Inc.	109,890
4,600		Metlife, Inc.	320,758
1,900		MGIC Investment Corp.	61,389
1,900		Principal Financial Group, Inc.	119,871
4,400		Progressive Corp.	85,404
2,500		Prudential Financial, Inc.	243,950
900		Safeco Corp.	55,098
1,300		Torchmark Corp.	81,016
3,200		Travelers Cos., Inc.	161,088
1,100	@@	XL Capital Ltd.	87,120
			3,727,557
		Internet: 1.0%
1,300	@	Amazon.com, Inc.	121,095
7,500	@	eBay, Inc.	292,650
1,200	@	Google, Inc. - Class A	680,724
1,800	@	IAC/InterActiveCorp.	53,406
5,000	@	Symantec Corp.	96,900
3,600	@	Yahoo!, Inc.	96,624
			1,341,399
		Iron/Steel: 0.2%
300		Allegheny Technologies, Inc.	32,985
2,100		Nucor Corp.	124,887
900		United States Steel Corp.	95,346
			253,218
		Leisure Time: 0.1%
1,900		Carnival Corp.	92,017
			92,017
		Lodging: 0.3%
1,100		Harrah’s Entertainment, Inc.	95,623
2,200		Hilton Hotels Corp.	102,278
2,400		Marriott International, Inc.	104,328
1,000		Starwood Hotels & Resorts Worldwide, Inc.	60,750
			362,979
		Machinery — Construction & Mining: 0.2%
3,500		Caterpillar, Inc.	274,505
400	@	Terex Corp.	35,608
			310,113
		Machinery — Diversified: 0.3%
1,200		Cummins, Inc.	153,468
1,400		Deere & Co.	207,788
900		Rockwell Automation, Inc.	62,559
			423,815
		Media: 1.3%
5,100		CBS Corp. - Class B	160,650
2,700		Clear Channel Communications, Inc.	101,088
3,300	@	Comcast Corp. - Class A	79,794
8,300	@	DIRECTV Group, Inc.	201,524
1,800		McGraw-Hill Cos., Inc.	91,638
10,800		News Corp. - Class A	237,492
5,300		Time Warner, Inc.	97,308
4,600	@	Viacom - Class B	179,262
14,000		Walt Disney Co.	481,460
			1,630,216
		Mining: 0.3%
1,200		Alcoa, Inc.	46,944
2,800		Freeport-McMoRan Copper & Gold, Inc.	293,692
			340,636
		Miscellaneous Manufacturing: 2.9%
3,800		3M Co.	355,604
900		Cooper Industries Ltd.	45,981
1,400		Danaher Corp.	115,794
3,500		Dover Corp.	178,325
3,900		Eastman Kodak Co.	104,364
1,600		Eaton Corp.	158,464
48,300		General Electric Co.	1,999,619
3,900		Honeywell International, Inc.	231,933
2,100		Illinois Tool Works, Inc.	125,244
1,300		ITT Corp.	88,309
1,300		Parker Hannifin Corp.	145,379
800		Textron, Inc.	49,768
2,425	@@	Tyco International Ltd.	107,525
			3,706,309
		Office/Business Equipment: 0.1%
1,000		Pitney Bowes, Inc.	45,420
3,500	@	Xerox Corp.	60,690
			106,110

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 14	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Oil & Gas: 5.6%
1,200		Anadarko Petroleum Corp.	$64,500
400		Apache Corp.	36,024
2,100		Chesapeake Energy Corp.	74,046
15,200		Chevron Corp.	1,422,416
11,100		ConocoPhillips	974,247
3,200		Devon Energy Corp.	266,240
1,400		ENSCO International, Inc.	78,540
35,000		ExxonMobil Corp.	3,239,600
1,400		Hess Corp.	93,142
1,900		Marathon Oil Corp.	108,338
1,300		Murphy Oil Corp.	90,857
1,600		Noble Corp.	78,480
4,200		Occidental Petroleum Corp.	269,136
400		Sunoco, Inc.	28,312
1,700	@	Transocean, Inc.	192,185
3,500		Valero Energy Corp.	235,130
700		XTO Energy, Inc.	43,288
			7,294,481
		Oil & Gas Services: 0.8%
5,000		Halliburton Co.	192,000
900	@	National Oilwell Varco, Inc.	130,050
6,300		Schlumberger Ltd.	661,500
1,400		Smith International, Inc.	99,960
			1,083,510
		Packaging & Containers: 0.1%
2,100		Ball Corp.	112,875
2,700	@	Pactiv Corp.	77,382
			190,257
		Pharmaceuticals: 2.7%
2,800		Abbott Laboratories	150,136
1,100		Allergan, Inc.	70,917
1,800		AmerisourceBergen Corp.	81,594
11,100		Bristol-Myers Squibb Co.	319,902
1,900		Cardinal Health, Inc.	118,807
4,900		Eli Lilly & Co.	278,957
1,600	@	Express Scripts, Inc.	89,312
2,000	@	Forest Laboratories, Inc.	74,580
4,200	@	Gilead Sciences, Inc.	171,654
1,200	@	Medco Health Solutions, Inc.	108,468
12,400		Merck & Co., Inc.	640,956
32,500		Pfizer, Inc.	793,975
11,700		Schering-Plough Corp.	370,071
1,600	@	Watson Pharmaceuticals, Inc.	51,840
5,000		Wyeth	222,750
			3,543,919
		Pipelines: 0.2%
1,500		Questar Corp.	78,795
4,000		Spectra Energy Corp.	97,920
2,700		Williams Cos., Inc.	91,962
			268,677
		Retail: 2.7%
700	@	Autozone, Inc.	81,298
900	@	Bed Bath & Beyond, Inc.	30,708
2,100		Best Buy Co., Inc.	96,642
3,000	@	Big Lots, Inc.	89,520
3,400		Costco Wholesale Corp.	208,658
8,600		CVS Caremark Corp.	340,818
1,300		Darden Restaurants, Inc.	54,418
3,400		Family Dollar Stores, Inc.	90,304
3,100		Gap, Inc.	57,164
7,100		Home Depot, Inc.	230,324
1,300		JC Penney Co., Inc.	82,381
1,200	@	Kohl’s Corp.	68,796
9,800		Lowe’s Cos., Inc.	274,596
7,400		McDonald’s Corp.	403,078
1,600		Nordstrom, Inc.	75,024
1,700		RadioShack Corp.	35,122
200	@	Sears Holding Corp.	25,440
1,700		Staples, Inc.	36,533
3,700	@	Starbucks Corp.	96,940
4,400		Target Corp.	279,708
3,600		TJX Cos., Inc.	104,652
1,200		Walgreen Co.	56,688
11,800		Wal-Mart Stores, Inc.	515,070
2,000		Wendy’s International, Inc.	69,820
3,100		Yum! Brands, Inc.	104,873
			3,508,575
		Savings & Loans: 0.4%
10,000		Hudson City Bancorp., Inc.	153,800
9,500		Washington Mutual, Inc.	335,445
			489,245

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 14	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors: 1.5%
1,600		Altera Corp.	$38,528
1,400		Analog Devices, Inc.	50,624
9,600		Applied Materials, Inc.	198,720
2,200	@	Broadcom Corp.	80,168
32,800		Intel Corp.	848,208
900		KLA-Tencor Corp.	50,202
1,300	@	MEMC Electronic Materials, Inc.	76,518
3,000		National Semiconductor Corp.	81,360
1,800	@	Novellus Systems, Inc.	49,068
3,300	@	Nvidia Corp.	119,592
2,900	@	Teradyne, Inc.	40,020
5,800		Texas Instruments, Inc.	212,222
1,800		Xilinx, Inc.	47,052
			1,892,282
		Software: 2.0%
1,100	@	Adobe Systems, Inc.	48,026
1,400	@	Autodesk, Inc.	69,958
2,600		Automatic Data Processing, Inc.	119,418
2,600	@	BMC Software, Inc.	81,198
10,300		CA, Inc.	264,916
600	@	Electronic Arts, Inc.	33,594
1,100	@	Fiserv, Inc.	55,946
2,100	@	Intuit, Inc.	63,630
43,300		Microsoft Corp.	1,275,618
6,100	@	Novell, Inc.	46,604
19,200	@	Oracle Corp.	415,680
1,500		Paychex, Inc.	61,500
			2,536,088
		Telecommunications: 3.7%
1,900		Alltel Corp.	132,392
32,500		AT&T, Inc.	1,375,075
3,200	@	Avaya, Inc.	54,272
2,700		CenturyTel, Inc.	124,794
800	@	Ciena Corp.	30,464
34,600	@	Cisco Systems, Inc.	1,145,606
7,300		Corning, Inc.	179,945
1,500		Embarq Corp.	83,400
3,000	@	Juniper Networks, Inc.	109,830
11,600		Motorola, Inc.	214,948
10,900		Qualcomm, Inc.	460,634
9,300	@	Qwest Communications International, Inc.	85,188
13,200		Sprint Nextel Corp.	250,800
11,800		Verizon Communications, Inc.	522,504
			4,769,852
		Toys/Games/Hobbies: 0.0%
2,300		Hasbro, Inc.	64,124
			64,124
		Transportation: 0.6%
900		CH Robinson Worldwide, Inc.	48,861
3,900		CSX Corp.	166,647
300		FedEx Corp.	31,425
4,300		Norfolk Southern Corp.	223,213
2,100		Union Pacific Corp.	237,426
1,300		United Parcel Service, Inc. - Class B	97,630
			805,202
		Warehouse/Industrial: 0.1%
1,500		Prologis	99,525
			99,525
		Total Common Stock
		(Cost $69,709,910)	70,808,452

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 29.0%
		Federal National Mortgage Corporation: 29.0%
$31,500,000	Z	5.330%, due 07/05/14	$23,061,591
20,000,000	^, Z	5.400%, due 05/15/14	14,675,000
		Total U.S. Government Agency Obligations
		(Cost $36,038,159)	37,736,591
U.S. TREASURY OBLIGATIONS: 16.2%
		U.S. Treasury STRIP: 16.2%
28,150,000	^	Discount Note, due 05/15/14	21,060,197
		Total U.S. Treasury Obligations
		(Cost $20,764,735)	21,060,197
		Total Long-Term Investments
		(Cost $126,512,804)	129,605,240

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 14	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
SHORT - TERM INVESTMENTS: 0.3%
	Repurchase Agreement: 0.3%
$352,000	Morgan Stanley Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $352,144 to be received upon repurchase (Collateralized by $365,000 Federal National Mortgage Association, Discount Note, Market Value $363,723, due 10/26/07)		$352,000
	Total Short-Term Investments
	(Cost $ 352,000)		352,000
	Total Investments in Securities
	(Cost $ 126,864,804)	100.0%	$129,957,240
	Other Assets and Liabilities — Net	(0.0)	(45,885)
	Net Assets	100.0%	$129,911,355

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
^	Interest Only (IO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $128,093,470.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$3,647,852
	Gross Unrealized Depreciation	(1,784,082)
	Net Unrealized Appreciation	$1,863,770

PORTFOLIO OF INVESTMENTS
ING VP Global Equity Dividend Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 96.0%
		Australia: 8.9%
23,834		Australia & New Zealand Banking Group Ltd.	$626,417
39,854		Coca-Cola Amatil Ltd.	317,402
112,512		Foster’s Group Ltd.	650,479
112,267		Insurance Australia Group	521,364
26,704		Publishing & Broadcasting Ltd.	465,890
45,519		Stockland	362,336
26,109		Suncorp-Metway Ltd.	468,802
22,376		TABCORP Holdings Ltd.	300,263
16,878		Wesfarmers Ltd.	626,574
35,594		Westfield Group	683,546
			5,023,073
		Belgium: 2.4%
13,819		Belgacom SA	640,377
7,368		Elia System Operator SA	298,263
14,974		Fortis	441,444
			1,380,084
		Brazil: 2.2%
9,918		Petroleo Brasileiro SA ADR	641,695
27,956		Tele Norte Leste Participacoes SA ADR	627,892
			1,269,587
		Canada: 4.4%
2,836	@, #, X	Bell Aliant Regional Communications Income Fund	91,354
10,547		Bell Aliant Regional Communications Income Fund	339,744
7,495		Enerplus Resources Fund	353,764
10,612		Fording Canadian Coal Trust	411,533
31,365		Precision Drilling Trust	601,348
19,068		TransCanada Corp.	699,150
			2,496,893
		China: 1.3%
387,417		PetroChina Co., Ltd.	719,581
			719,581
		Denmark: 1.0%
14,343		Danske Bank A/S	583,269
			583,269
		France: 4.7%
5,111		BNP Paribas	559,324
19,942		France Telecom SA	665,653
3,194		Societe Generale	537,420
20,728		Vivendi	875,881
			2,638,278
		Germany: 1.7%
19,841	@	Alstria Office AG	368,245
29,503		Deutsche Telekom AG	579,304
			947,549
		Greece: 1.1%
16,210		OPAP SA	626,682
			626,682
		Hong Kong: 0.5%
40,808		CLP Holdings Ltd.	282,209
			282,209
		Hungary: 1.1%
21,896		Magyar Telekom Telecommunications PLC ADR	612,869
			612,869
		Ireland: 1.1%
26,288		Allied Irish Banks PLC	632,718
			632,718
		Israel: 0.9%
93,926		Bank Hapoalim BM	485,825
			485,825

PORTFOLIO OF INVESTMENTS
ING VP Global Equity Dividend Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Italy: 8.6%
68,926		Enel S.p.A.	$777,793
24,050		ENI S.p.A.	888,111
70,566		Intesa Sanpaolo S.p.A.	544,035
61,984		Mediaset S.p.A.	639,504
102,092		Snam Rete Gas S.p.A.	634,117
271,439		Telecom Italia S.p.A. RNC	654,419
81,145		UniCredito Italiano S.p.A.	694,664
			4,832,643
		Luxembourg: 0.4%
148,615	@, #, X	Lite-On Technology Corp.	231,096
			231,096
		Netherlands: 2.2%
11,949		ABN Amro Holding NV	627,951
14,568		Royal Dutch Shell PLC	600,179
			1,228,130
		New Zealand: 0.4%
69,270		Telecom Corp. of New Zealand Ltd.	234,401
			234,401
		Norway: 1.1%
40,802		DNB NOR ASA	625,873
			625,873
		Poland: 1.0%
72,630		Telekomunikacja Polska SA	574,730
			574,730
		Singapore: 1.1%
40,000		United Overseas Bank Ltd.	593,903
			593,903
		South Africa: 0.7%
16,650		Telkom SA Ltd.	419,434
			419,434
		South Korea: 1.3%
13,188		KT Corp. ADR	330,359
4,582		S-Oil Corp.	406,812
			737,171
		Sweden: 1.1%
34,134		Svenska Cellulosa AB - B Shares	634,965
			634,965
		Taiwan: 1.0%
56,553		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	572,316
			572,316
		Thailand: 0.7%
77,100		Advanced Info Service PCL	200,217
26,100		Siam Cement PCL	197,886
			398,103
		United Kingdom: 18.0%
11,578		AstraZeneca PLC	579,490
36,997		Aviva PLC	554,721
41,353		Barclays PLC	502,701
57,143		BBA Aviation PLC	265,796
50,041		BP PLC	578,841
18,412		British American Tobacco PLC	658,961
28,698		Diageo PLC	629,241
180,624		DSG International PLC	497,048
31,829		GlaxoSmithKline PLC	844,202
53,845		Hiscox Ltd.	308,270
30,259		HSBC Holdings PLC	558,808
196,429		Legal & General Group PLC	536,004
52,866		Lloyds TSB Group PLC	584,867
72,281		Royal Bank of Scotland Group PLC	779,899
48,064		Scottish & Newcastle PLC	600,050
20,050		Severn Trent PLC	575,674
63,022		Tate & Lyle PLC	517,295
40,965		United Utilities PLC	585,678
			10,157,546
		United States: 27.1%
7,559		AGL Resources, Inc.	299,488
12,042		Altria Group, Inc.	837,280
11,476		Ameren Corp.	602,490

PORTFOLIO OF INVESTMENTS
ING VP Global Equity Dividend Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares				Value
		United States (continued)
8,896		Arthur J Gallagher & Co.		$257,717
13,916		AT&T, Inc.		588,786
15,712		Bank of America Corp.		789,842
19,105		Bristol-Myers Squibb Co.		550,606
16,913		Citigroup, Inc.		789,330
41,647		Citizens Communications Co.		596,385
12,601		Consolidated Edison, Inc.		583,426
3,607		Developers Diversified Realty Corp.		201,523
13,575		Dow Chemical Co.		584,540
15,443		Duke Energy Corp.		288,630
6,281		Duke Realty Corp.		212,361
12,496		Energy East Corp.		338,017
7,710		Fifth Third Bancorp.		261,215
15,410		First Horizon National Corp.		410,831
7,010		Hospitality Properties Trust		284,957
6,448		iStar Financial, Inc.		219,168
17,209		Keycorp.		556,367
8,490		Kinder Morgan Energy Partners LP		419,406
4,720		Liberty Property Trust		189,791
28,302		NiSource, Inc.		541,700
33,788		Pfizer, Inc.		825,441
6,262		Rayonier, Inc.		300,826
8,382		Reynolds American, Inc.		533,011
14,936		Southern Co.		541,878
11,550		Spectra Energy Corp.		282,744
17,452		US Bancorp.		567,714
15,527		UST, Inc.		770,139
10,814		Wachovia Corp.		542,322
14,335		Washington Mutual, Inc.		506,169
				15,274,100
		Total Common Stock
		(Cost $46,816,780)		54,213,028
EQUITY-LINKED SECURITIES: 0.6%
		Luxembourg: 0.6%
128,298	@, X	Formosa Chemicals & Fibre Corp.		328,264
		Total Equity-Linked Securities
		(Cost $191,925)		328,264
RIGHTS: 0.1%
		Belgium: 0.1%
14,974	@	Fortis		79,643
		Total Rights
		(Cost $-)		79,643
WARRANTS: 1.0%
		Ireland: 0.5%
439,000	@, X	Mega Financial Holding Co. Ltd		277,107
				277,107
		Luxembourg: 0.5%
59,339	@, X	Novatek Microelectronics Corp., Ltd.		258,193
				258,193
		Total Warrants
		(Cost $583,459)		535,300
		Total Investments in Securities
		(Cost $47,592,164)	97.7%	$55,156,235
		Other Assets and Liabilities — Net	2.3	1,306,863
		Net Assets	100.0%	$56,463,098

@	Non-income producing security
ADR	American Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $47,851,027.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$8,856,238
	Gross Unrealized Depreciation	(1,551,030)
	Net Unrealized Appreciation	$7,305,208

PORTFOLIO OF INVESTMENTS
ING VP Global Equity Dividend Portfolio	as of September 30, 2007 (Unaudited) (continued)

Industry	Percentage of Net Assets
Aerospace/Defense	0.5%
Agriculture	5.0
Banks	23.1
Beverages	3.9
Building Materials	0.3
Chemicals	1.6
Coal	0.7
Computers	0.4
Diversified	1.1
Diversified Financial Services	1.9
Electric	6.6
Entertainment	1.6
Food	0.9
Forest Products & Paper	1.7
Gas	2.6
Hotels	0.5
Insurance	3.9
Media	3.5
Miscellaneous Manufacturing	1.1
Oil & Gas	8.5
Pharmaceuticals	5.0
Pipelines	2.5
Real Estate	2.5
Retail	0.9
Savings & Loans	0.9
Semiconductors	1.5
Shopping Centers	0.3
Telecommunications	12.7
Water	2.0
Other Assets and Liabilities - Net	2.3
Net Assets	100.0%

Item 2. Controls and Procedures.

(a)      Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)     There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Insurance Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 29, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 29, 2007